UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 333-283849

E*TRADE Trust

(Exact Name of Registrant as Specified in Charter)

1585 Broadway, New York, New York 10036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

TABLE OF CONTENTS

E*TRADE Trust – E*TRADE No Fee International Index Fund ETISX

E*TRADE Trust – E*TRADE No Fee Large Cap Index Fund ETLGX

E*TRADE Trust – E*TRADE No Fee Municipal Bond Index Fund ETMUX

E*TRADE Trust – E*TRADE No Fee Total Market Index Fund ETTOX

E*TRADE Trust – E*TRADE No Fee U.S. Bond Index Fund ETBOX

E*TRADE Trust – E*TRADE No Fee International Index Fund: ETISX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee International Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee International Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Key Fund Statistics

Table Summary
Total Net Assets	$57,205,625
# of Portfolio Holdings	978
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Japan
21.9%
United Kingdom
12.5%
Canada
12.0%
France
7.7%
Germany
7.3%
Switzerland
7.2%
Australia
6.4%
Netherlands
4.2%
Spain
3.1%
Sweden
3.0%
Other
14.7%

Table Summary
Value	Value
Other	14.7%
Sweden	3.0%
Spain	3.1%
Netherlands	4.2%
Australia	6.4%
Switzerland	7.2%
Germany	7.3%
France	7.7%
Canada	12.0%
United Kingdom	12.5%
Japan	21.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
ASML Holding NV	2.2%
HSBC Holdings PLC	1.3%
Roche Holding AG	1.2%
AstraZeneca PLC	1.1%
Novartis AG	1.1%
Nestle SA	1.1%
Shell PLC	1.0%
Royal Bank of Canada	1.0%
Siemens AG	0.9%
Commonwealth Bank of Australia	0.8%
Total	11.7%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ETISX -TSR-SAR

E*TRADE Trust – E*TRADE No Fee Large Cap Index Fund: ETLGX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Large Cap Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Large Cap Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Key Fund Statistics

Table Summary
Total Net Assets	$112,591,670
# of Portfolio Holdings	506
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology 34.6%
Financials 11.7%
Communication Services 11.4%
Consumer Discretionary 10.0%
Industrials 8.8%
Health Care 8.5%
Consumer Staples 4.7%
Energy 3.6%
Utilities 2.3%
Materials 1.9%
Real Estate 1.8%
Short-Term Investments 0.7%

Table Summary
Value	Value
Short-Term Investments	0.7%
Real Estate	1.8%
Materials	1.9%
Utilities	2.3%
Energy	3.6%
Consumer Staples	4.7%
Health Care	8.5%
Industrials	8.8%
Consumer Discretionary	10.0%
Communication Services	11.4%
Financials	11.7%
Information Technology	34.6%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	7.5%
Alphabet, Inc.	6.7%
Apple, Inc.	6.2%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.0%
Broadcom, Inc.	3.1%
Meta Platforms, Inc.	2.1%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.4%
Eli Lilly & Co.	1.3%
Total	38.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ETLGX -TSR-SAR

E*TRADE Trust – E*TRADE No Fee Municipal Bond Index Fund: ETMUX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Municipal Bond Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Municipal Bond Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Key Fund Statistics

Table Summary
Total Net Assets	$30,453,577
# of Portfolio Holdings	132
Portfolio Turnover Rate	4%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

General Obligations
43.4%
Lease Revenue/Certificates of Participation
12.5%
Special Tax Revenue
11.2%
Education
8.2%
Water and Sewer
6.3%
Hospital
5.7%
Transportation
5.3%
Other[1]
7.4%

Table Summary
Value	Value
OtherFootnote Reference1	7.4%
Transportation	5.3%
Hospital	5.7%
Water and Sewer	6.3%
Education	8.2%
Special Tax Revenue	11.2%
Lease Revenue/Certificates of Participation	12.5%
General Obligations	43.4%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
New York City	3.8%
Somerset Area School District	2.9%
Health & Educational Facilities Authority of the State of Missouri	2.7%
El Paso County School District No. 49 Falcon	2.6%
New York City Transitional Finance Authority Future Tax Secured Revenue	2.2%
New York State Dormitory Authority	2.1%
Illinois Finance Authority	2.0%
Dallas Independent School District	1.9%
School District of Broward County	1.8%
Massachusetts Housing Finance Agency	1.8%
Total	23.8%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ETMUX -TSR-SAR

E*TRADE Trust – E*TRADE No Fee Total Market Index Fund: ETTOX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Total Market Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Total Market Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Key Fund Statistics

Table Summary
Total Net Assets	$84,519,595
# of Portfolio Holdings	2,107
Portfolio Turnover Rate	3%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Information Technology
32.3%
Financials
11.9%
Communication Services
10.5%
Industrials
10.1%
Consumer Discretionary
10.1%
Health Care
9.1%
Consumer Staples
4.7%
Energy
3.7%
Utilities
2.3%
Real Estate
2.3%
Materials
2.2%
Short-Term Investments
0.8%

Table Summary
Value	Value
Short-Term Investments	0.8%
Materials	2.2%
Real Estate	2.3%
Utilities	2.3%
Energy	3.7%
Consumer Staples	4.7%
Health Care	9.1%
Consumer Discretionary	10.1%
Industrials	10.1%
Communication Services	10.5%
Financials	11.9%
Information Technology	32.3%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	6.7%
Alphabet, Inc.	6.0%
Apple, Inc.	5.6%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.8%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
JPMorgan Chase & Co.	1.2%
Eli Lilly & Co.	1.2%
Total	35.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ETTOX -TSR-SAR

E*TRADE Trust – E*TRADE No Fee U.S. Bond Index Fund: ETBOX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee U.S. Bond Index Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee U.S. Bond Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Key Fund Statistics

Table Summary
Total Net Assets	$33,975,880
# of Portfolio Holdings	101
Portfolio Turnover Rate	31%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.1%
U.S. Agency Securities	1.8%
Corporate Bonds	30.7%
U.S. Treasury Securities	67.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
U.S. Treasury Securities	67.4%
Federal National Mortgage Association	1.3%
Citizens Financial Group, Inc.	1.2%
Citigroup, Inc.	1.1%
Stryker Corp.	1.0%
LYB International Finance III LLC	1.0%
Fidelity National Information Services, Inc.	1.0%
American Electric Power Co., Inc.	0.8%
Bank of Nova Scotia	0.7%
Prologis LP	0.7%
Total	76.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.morganstanley.com/im/etradenofeeindexfunds. For proxy information, please visit www.morganstanley.com/im/en-us/institutional-investor/about-us/proxy-voting/vote-summary-report.desktop.html.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-869-6397 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ETBOX -TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

E*TRADE Trust

Semi-Annual Financial Statements and Additional Information | April 30, 2026

Ticker symbols
E*TRADE No Fee Large Cap Index Fund
ETLGX
E*TRADE No Fee Total Market Index Fund
 ETTOX
E*TRADE No Fee International Index Fund
ETISX
E*TRADE No Fee Municipal Bond Index Fund
ETMUX
E*TRADE No Fee U.S. Bond Index Fund
ETBOX

2026 Semi-Annual Report

April 30, 2026 (unaudited)
This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of the E*Trade Trust (the “Trust”). To receive a prospectus and/or Statement of Additional Information (“SAI”), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund’s investment policies to the prospective investor, please call toll free 1-(800)-869-6397. Please read the prospectus carefully before you invest or send money.
There is no assurance that a fund will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by a Trust will decline and, therefore, the value of a Trust’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust. Please see the prospectus for more complete information on investment risks.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
E*TRADE No Fee Large Cap Index Fund

	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (2.2%)
Axon Enterprise, Inc. (a)	122	$49,015
Boeing Co. (a)	1,400	320,642
FTAI Aviation Ltd.	176	43,942
General Dynamics Corp.	407	140,130
General Electric Co.	1,893	548,837
HEICO Corp.	64	17,275
HEICO Corp., Class A	160	33,443
Howmet Aerospace, Inc.	744	180,822
L3Harris Technologies, Inc.	329	105,461
Lockheed Martin Corp.	439	227,389
Northrop Grumman Corp.	248	143,711
Rocket Lab Corp. (a)	924	76,239
RTX Corp.	2,469	434,717
TransDigm Group, Inc.	106	122,958
		2,444,581
Air Freight & Logistics (0.3%)
Expeditors International of Washington, Inc.	258	38,156
FedEx Corp.	384	154,871
United Parcel Service, Inc., Class B	1,283	139,590
		332,617
Automobile Components (0.0%) ‡
Aptiv PLC (a)	437	26,334
Versigent PLC (a)	97	3,392
		29,726
Automobiles (2.0%)
Ford Motor Co.	7,244	87,508
General Motors Co.	1,625	124,946
Rivian Automotive, Inc., Class A (a)	1,190	19,516
Tesla, Inc. (a)	5,288	2,018,059
		2,250,029
Banks (3.4%)
Bank of America Corp.	11,621	621,259
Citigroup, Inc.	3,288	420,798
Citizens Financial Group, Inc.	654	42,543
Fifth Third Bancorp	1,154	58,577
First Citizens BancShares, Inc., Class A	18	35,709
Huntington Bancshares, Inc.	3,104	52,023
JPMorgan Chase & Co.	4,935	1,545,790
KeyCorp	1,661	36,725
M&T Bank Corp.	262	57,281
PNC Financial Services Group, Inc.	716	159,668
Regions Financial Corp.	1,640	46,822
Truist Financial Corp.	2,541	130,861
U.S. Bancorp	2,599	147,259
Wells Fargo & Co.	5,822	478,743
		3,834,058
Beverages (1.0%)
Coca-Cola Co.	7,076	557,306
Constellation Brands, Inc., Class A	268	41,963
Keurig Dr. Pepper, Inc.	2,195	64,533
	Shares	Value

Monster Beverage Corp. (a)	1,273	$98,110
PepsiCo, Inc.	2,484	393,689
		1,155,601
Biotechnology (1.7%)
AbbVie, Inc.	3,204	677,069
Alnylam Pharmaceuticals, Inc. (a)	227	70,254
Amgen, Inc.	962	333,093
Biogen, Inc. (a)	268	50,727
Gilead Sciences, Inc.	2,183	285,624
Incyte Corp. (a)	300	28,581
Insmed, Inc. (a)	377	51,397
Natera, Inc. (a)	245	50,509
Regeneron Pharmaceuticals, Inc.	171	120,907
Vertex Pharmaceuticals, Inc. (a)	472	201,723
		1,869,884
Broadline Retail (4.3%)
Amazon.com, Inc. (a)	17,303	4,586,333
Coupang, Inc. (Korea, Republic of) (a)	1,932	38,602
eBay, Inc.	863	89,303
MercadoLibre, Inc. (a)	86	154,166
		4,868,404
Building Products (0.5%)
Carlisle Cos., Inc.	53	18,829
Carrier Global Corp.	1,344	90,276
Johnson Controls International PLC	1,186	173,192
Lennox International, Inc.	66	35,303
Trane Technologies PLC	408	200,956
		518,556
Capital Markets (3.2%)
Ameriprise Financial, Inc.	160	75,966
ARES Management Corp., Class A	345	40,503
Bank of New York Mellon Corp.	1,281	172,128
Blackrock, Inc.	277	295,171
Blackstone, Inc.	1,329	166,896
Blue Owl Capital, Inc. (b)	1,608	15,678
Carlyle Group, Inc.	384	19,227
Cboe Global Markets, Inc.	186	55,817
Charles Schwab Corp.	3,166	290,132
CME Group, Inc.	641	184,493
Coinbase Global, Inc., Class A (a)	441	82,807
Goldman Sachs Group, Inc.	548	506,226
Interactive Brokers Group, Inc., Class A	832	66,144
Intercontinental Exchange, Inc.	971	153,505
KKR & Co., Inc.	1,248	130,216
LPL Financial Holdings, Inc.	166	55,466
Moody's Corp.	291	134,398
Morgan Stanley (See Note E)	2,020	384,992
MSCI, Inc.	147	86,937
Nasdaq, Inc.	701	64,429
Northern Trust Corp.	355	59,051
Raymond James Financial, Inc.	290	45,913
Robinhood Markets, Inc., Class A (a)	1,349	98,329
S&P Global, Inc.	561	241,920
State Street Corp.	472	72,140

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Large Cap Index Fund
	Shares	Value
Capital Markets (cont'd)
T. Rowe Price Group, Inc.	380	$39,094
TPG, Inc.	156	6,805
Tradeweb Markets, Inc., Class A	196	22,197
		3,566,580
Chemicals (1.0%)
Air Products & Chemicals, Inc.	383	114,919
Corteva, Inc.	1,161	94,053
Dow, Inc.	1,178	47,697
DuPont de Nemours, Inc.	680	31,049
Ecolab, Inc.	485	126,391
International Flavors & Fragrances, Inc.	421	29,554
Linde PLC	847	424,466
LyondellBasell Industries NV, Class A	444	33,122
PPG Industries, Inc.	388	42,098
Sherwin-Williams Co.	409	131,538
		1,074,887
Commercial Services & Supplies (0.4%)
Cintas Corp.	672	117,405
Copart, Inc. (a)	1,415	46,851
Republic Services, Inc.	361	75,528
Rollins, Inc.	340	18,948
Veralto Corp.	417	36,779
Waste Management, Inc.	750	174,413
		469,924
Communications Equipment (1.2%)
Arista Networks, Inc. (a)	1,898	327,804
Ciena Corp. (a)	245	129,257
Cisco Systems, Inc.	7,122	651,663
Lumentum Holdings, Inc. (a)	124	111,888
Motorola Solutions, Inc.	306	134,343
Ubiquiti, Inc.	15	15,180
		1,370,135
Construction & Engineering (0.3%)
Comfort Systems USA, Inc.	65	119,616
EMCOR Group, Inc.	74	65,984
Quanta Services, Inc.	283	205,959
		391,559
Construction Materials (0.3%)
CRH PLC	1,295	153,354
Martin Marietta Materials, Inc.	113	69,955
Vulcan Materials Co.	213	64,270
		287,579
Consumer Finance (0.5%)
American Express Co.	998	322,404
Capital One Financial Corp.	1,158	221,525
SoFi Technologies, Inc. (a)	1,950	31,395
Synchrony Financial	593	45,187
		620,511
Consumer Staples Distribution & Retail (1.9%)
Costco Wholesale Corp.	809	820,755
Dollar General Corp.	364	42,180
Dollar Tree, Inc. (a)	334	32,435
Kroger Co.	1,063	72,358
	Shares	Value

Sysco Corp.	855	$63,877
Target Corp.	908	117,813
Walmart, Inc.	7,834	1,033,540
		2,182,958
Containers & Packaging (0.1%)
Amcor PLC	876	33,323
International Paper Co.	1,020	31,028
Packaging Corp. of America	212	45,252
Smurfit Westrock PLC	933	35,818
		145,421
Distributors (0.0%) ‡
Genuine Parts Co.	319	34,206
Diversified Telecommunication Services (0.8%)
AST SpaceMobile, Inc. (a)(b)	401	29,634
AT&T, Inc.	12,803	334,542
Comcast Corp., Class A	6,448	174,354
Verizon Communications, Inc.	7,502	360,321
		898,851
Electric Utilities (1.5%)
Alliant Energy Corp.	409	30,033
American Electric Power Co., Inc.	1,016	139,304
Constellation Energy Corp.	542	169,646
Duke Energy Corp.	1,433	185,645
Edison International	635	44,126
Entergy Corp.	844	99,516
Evergy, Inc.	306	25,349
Eversource Energy	665	47,015
Exelon Corp.	1,808	83,150
FirstEnergy Corp.	901	42,816
NextEra Energy, Inc.	3,823	374,195
NRG Energy, Inc.	344	53,520
PG&E Corp.	3,760	62,491
PPL Corp.	1,357	50,806
Southern Co.	2,079	201,039
Xcel Energy, Inc.	1,137	94,314
		1,702,965
Electrical Equipment (1.3%)
AMETEK, Inc.	402	94,671
Bloom Energy Corp., Class A (a)	403	114,194
Eaton Corp. PLC	700	303,107
Emerson Electric Co.	1,056	148,305
GE Vernova, Inc.	485	525,478
Hubbell, Inc.	85	43,194
Rockwell Automation, Inc.	207	84,644
Vertiv Holdings Co., Class A	628	206,292
		1,519,885
Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	2,203	324,436
CDW Corp.	245	33,543
Coherent Corp. (a)	222	70,976
Corning, Inc.	1,350	221,724
Flex Ltd. (a)	777	71,134
Jabil, Inc.	215	72,560
Keysight Technologies, Inc. (a)	326	114,071
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Large Cap Index Fund
	Shares	Value
Electronic Equipment, Instruments & Components (cont'd)
TE Connectivity PLC	536	$113,450
Teledyne Technologies, Inc. (a)	99	63,939
		1,085,833
Energy Equipment & Services (0.3%)
Baker Hughes Co.	1,726	120,250
Halliburton Co.	1,642	69,457
SLB Ltd.	2,706	153,917
		343,624
Entertainment (1.5%)
Electronic Arts, Inc.	451	91,269
Live Nation Entertainment, Inc. (a)	316	49,909
Netflix, Inc. (a)	8,212	768,725
ROBLOX Corp., Class A (a)	1,067	58,962
Spotify Technology SA (Sweden) (a)	294	131,286
Take-Two Interactive Software, Inc. (a)	321	68,617
TKO Group Holdings, Inc.	137	25,494
Walt Disney Co.	3,282	340,507
Warner Bros Discovery, Inc. (a)	4,070	110,094
Warner Music Group Corp., Class A	177	5,004
		1,649,867
Financial Services (3.0%)
Affirm Holdings, Inc. (a)	452	29,055
Apollo Global Management, Inc.	845	108,768
Berkshire Hathaway, Inc., Class B (a)	2,480	1,174,528
Block, Inc. (a)	815	57,466
Corpay, Inc. (a)	122	37,389
Fidelity National Information Services, Inc.	897	41,737
Fiserv, Inc. (a)	984	61,648
Global Payments, Inc.	444	31,950
Klarna Group PLC (United Kingdom) (a)	239	3,327
Mastercard, Inc., Class A	1,434	721,187
PayPal Holdings, Inc.	1,718	86,140
Rocket Cos., Inc., Class A (a)	1,627	23,787
Toast, Inc., Class A (a)	1,198	34,167
Visa, Inc., Class A	3,058	1,008,651
		3,419,800
Food Products (0.3%)
Archer-Daniels-Midland Co.	888	66,192
General Mills, Inc.	969	34,215
Hershey Co.	239	44,392
Kraft Heinz Co.	1,691	38,318
McCormick & Co., Inc.	417	21,200
Mondelez International, Inc., Class A	2,342	143,892
Tyson Foods, Inc., Class A	568	36,392
		384,601
Gas Utilities (0.1%)
Atmos Energy Corp.	318	60,414
Ground Transportation (0.8%)
CSX Corp.	3,426	155,643
JB Hunt Transport Services, Inc.	113	28,423
Norfolk Southern Corp.	376	118,752
Old Dominion Freight Line, Inc.	346	73,501
	Shares	Value

Uber Technologies, Inc. (a)	3,730	$278,295
Union Pacific Corp.	1,093	294,542
		949,156
Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	3,115	282,811
Becton Dickinson & Co.	469	69,900
Boston Scientific Corp. (a)	2,778	160,041
Cooper Cos., Inc. (a)	379	23,839
Dexcom, Inc. (a)	629	37,457
Edwards Lifesciences Corp. (a)	978	81,663
GE HealthCare Technologies, Inc.	952	57,920
IDEXX Laboratories, Inc. (a)	138	77,390
Insulet Corp. (a)	124	21,345
Intuitive Surgical, Inc. (a)	644	294,701
Medtronic PLC	2,316	187,526
ResMed, Inc.	237	50,673
STERIS PLC	160	34,701
Stryker Corp.	624	196,641
Zimmer Biomet Holdings, Inc.	292	24,070
		1,600,678
Health Care Providers & Services (1.6%)
Cardinal Health, Inc.	421	81,202
Cencora, Inc.	312	96,099
Centene Corp. (a)	953	51,167
Cigna Group	450	130,761
CVS Health Corp.	2,435	202,811
Elevance Health, Inc.	394	148,310
HCA Healthcare, Inc.	283	122,949
Humana, Inc.	220	52,017
Labcorp Holdings, Inc.	193	49,562
McKesson Corp.	219	178,529
Quest Diagnostics, Inc.	216	41,947
UnitedHealth Group, Inc.	1,641	607,958
		1,763,312
Health Care REITs (0.3%)
Ventas, Inc. REIT	874	76,790
Welltower, Inc. REIT	1,248	271,240
		348,030
Health Care Technology (0.0%) ‡
Veeva Systems, Inc., Class A (a)	245	38,213
Hotels, Restaurants & Leisure (1.7%)
Airbnb, Inc., Class A (a)	715	100,357
Booking Holdings, Inc.	1,400	235,704
Carnival Corp.	1,949	51,668
Chipotle Mexican Grill, Inc. (a)	2,196	74,642
Darden Restaurants, Inc.	199	39,912
DoorDash, Inc., Class A (a)	617	104,057
DraftKings, Inc., Class A (a)	960	22,387
Expedia Group, Inc.	216	53,648
Flutter Entertainment PLC (a)	292	31,516
Hilton Worldwide Holdings, Inc.	415	134,489
Las Vegas Sands Corp.	525	28,670
Marriott International, Inc., Class A	418	151,186
McDonald's Corp.	1,330	390,475

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Large Cap Index Fund
	Shares	Value
Hotels, Restaurants & Leisure (cont'd)
Royal Caribbean Cruises Ltd.	462	$121,857
Starbucks Corp.	2,104	221,614
Viking Holdings Ltd. (a)	227	18,594
Yum! Brands, Inc.	510	81,422
		1,862,198
Household Durables (0.2%)
DR Horton, Inc.	499	76,776
Garmin Ltd.	287	72,077
Lennar Corp., Class A	393	35,488
Lennar Corp., Class B	53	4,684
NVR, Inc. (a)	5	31,580
PulteGroup, Inc.	400	48,944
		269,549
Household Products (0.8%)
Church & Dwight Co., Inc.	446	43,289
Colgate-Palmolive Co.	1,554	132,649
Kimberly-Clark Corp.	593	58,369
Procter & Gamble Co.	4,199	617,631
		851,938
Independent Power & Renewable Electricity Producers (0.1%)
Vistra Corp.	585	92,336
Industrial Conglomerates (0.3%)
3M Co.	953	139,634
Honeywell International, Inc.	1,177	252,266
		391,900
Industrial REITs (0.2%)
Prologis, Inc. REIT	1,733	246,121
Information Technology Services (0.9%)
Accenture PLC, Class A	1,154	206,231
Amdocs Ltd.	246	15,909
Cloudflare, Inc., Class A (a)	573	117,448
Cognizant Technology Solutions Corp., Class A	848	44,859
CoreWeave, Inc., Class A (a)	457	51,001
Gartner, Inc. (a)	111	16,482
GoDaddy, Inc., Class A (a)	249	21,611
International Business Machines Corp.	1,697	391,973
MongoDB, Inc. (a)	126	31,605
Okta, Inc. (a)	297	21,874
Snowflake, Inc., Class A (a)	559	76,287
VeriSign, Inc.	183	49,165
		1,044,445
Insurance (1.6%)
Aflac, Inc.	922	104,804
Allstate Corp.	508	110,368
American International Group, Inc.	985	73,678
Aon PLC, Class A	361	112,506
Arch Capital Group Ltd. (a)	646	61,021
Arthur J Gallagher & Co.	455	93,912
Brown & Brown, Inc.	430	25,864
Chubb Ltd.	662	216,474
Cincinnati Financial Corp.	260	42,536
Everest Group Ltd.	88	31,395
Hartford Insurance Group, Inc.	546	74,698
	Shares	Value

Loews Corp.	251	$28,265
Markel Group, Inc. (a)	22	38,994
Marsh & McLennan Cos., Inc.	870	145,908
MetLife, Inc.	980	78,498
Principal Financial Group, Inc.	397	40,061
Progressive Corp.	1,067	214,766
Prudential Financial, Inc.	631	61,907
Ryan Specialty Holdings, Inc.	172	5,980
Travelers Cos., Inc.	419	127,854
W.R. Berkley Corp.	379	25,329
Willis Towers Watson PLC	158	40,480
		1,755,298
Interactive Media & Services (8.9%)
Alphabet, Inc., Class A	10,545	4,057,716
Alphabet, Inc., Class C	9,144	3,492,459
Meta Platforms, Inc., Class A	3,928	2,403,583
Pinterest, Inc., Class A (a)	1,116	21,941
Reddit, Inc., Class A (a)	280	41,224
Snap, Inc., Class A (a)	2,211	13,421
		10,030,344
Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	519	59,970
Danaher Corp.	1,175	210,266
Illumina, Inc. (a)	288	36,501
IQVIA Holdings, Inc. (a)	289	45,769
Mettler-Toledo International, Inc. (a)	37	47,235
Thermo Fisher Scientific, Inc.	705	337,667
Waters Corp. (a)	165	51,023
West Pharmaceutical Services, Inc.	137	40,770
		829,201
Machinery (1.8%)
Caterpillar, Inc.	853	759,264
Cummins, Inc.	239	160,371
Deere & Co.	468	276,059
Dover Corp.	214	48,452
Fortive Corp.	636	38,026
Illinois Tool Works, Inc.	544	140,357
Ingersoll Rand, Inc.	617	49,274
Otis Worldwide Corp.	618	48,130
PACCAR, Inc.	848	100,742
Parker-Hannifin Corp.	232	210,986
Symbotic, Inc. (a)(b)	85	5,024
Westinghouse Air Brake Technologies Corp.	334	90,143
Xylem, Inc.	512	60,498
		1,987,326
Media (0.1%)
Charter Communications, Inc., Class A (a)	125	20,646
EchoStar Corp., Class A (a)	216	26,598
Fox Corp., Class A	324	20,571
Fox Corp., Class B	428	24,405
Omnicom Group, Inc.	551	42,273
Trade Desk, Inc., Class A (a)	560	13,210
		147,703
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Large Cap Index Fund
	Shares	Value
Metals & Mining (0.6%)
Anglogold Ashanti PLC (South Africa)	894	$83,795
Freeport-McMoRan, Inc.	2,618	151,268
Newmont Corp.	1,906	211,737
Nucor Corp.	433	97,551
Reliance, Inc.	102	36,975
Southern Copper Corp. (Peru)	221	37,943
Steel Dynamics, Inc.	256	58,537
		677,806
Multi-Utilities (0.6%)
Ameren Corp.	433	49,210
CenterPoint Energy, Inc.	1,155	50,416
CMS Energy Corp.	444	34,073
Consolidated Edison, Inc.	572	63,772
Dominion Energy, Inc.	1,605	103,522
DTE Energy Co.	450	68,260
NiSource, Inc.	745	35,969
Public Service Enterprise Group, Inc.	1,000	81,660
Sempra	1,165	110,815
WEC Energy Group, Inc.	634	74,774
		672,471
Oil, Gas & Consumable Fuels (3.3%)
Cheniere Energy, Inc.	400	109,980
Chevron Corp.	3,438	664,600
ConocoPhillips	2,225	279,861
Coterra Energy, Inc.	1,336	47,976
Devon Energy Corp.	1,046	53,733
Diamondback Energy, Inc.	351	72,176
EOG Resources, Inc.	967	135,931
EQT Corp.	1,288	77,383
Expand Energy Corp.	378	38,613
Exxon Mobil Corp.	7,706	1,189,267
Kinder Morgan, Inc.	3,336	109,654
Marathon Petroleum Corp.	532	132,090
Occidental Petroleum Corp.	1,306	79,118
ONEOK, Inc.	1,095	101,244
Phillips 66	725	129,884
Targa Resources Corp.	367	95,449
Texas Pacific Land Corp.	120	53,240
Valero Energy Corp.	518	130,836
Venture Global, Inc., Class A	1,092	14,491
Williams Cos., Inc.	2,198	167,729
		3,683,255
Passenger Airlines (0.2%)
Delta Air Lines, Inc.	1,209	82,200
Southwest Airlines Co.	1,018	38,602
United Airlines Holdings, Inc. (a)	562	50,580
		171,382
Personal Care Products (0.1%)
Estee Lauder Cos., Inc., Class A	535	41,040
Kenvue, Inc.	3,451	60,496
		101,536
Pharmaceuticals (3.2%)
Bristol-Myers Squibb Co.	3,750	227,213
	Shares	Value

Eli Lilly & Co.	1,548	$1,446,761
Johnson & Johnson	4,399	1,011,110
Merck & Co., Inc.	4,523	493,821
Pfizer, Inc.	10,632	283,874
Royalty Pharma PLC, Class A	629	31,507
Zoetis, Inc.	763	87,722
		3,582,008
Professional Services (0.4%)
Automatic Data Processing, Inc.	736	155,988
Broadridge Financial Solutions, Inc.	198	30,488
Equifax, Inc.	210	36,527
Jacobs Solutions, Inc.	232	30,023
Leidos Holdings, Inc.	200	29,844
Paychex, Inc.	591	54,744
SS&C Technologies Holdings, Inc.	337	23,354
TransUnion	365	25,915
Verisk Analytics, Inc.	240	44,278
		431,161
Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A (a)	552	78,787
CoStar Group, Inc. (a)	962	33,295
		112,082
Residential REITs (0.2%)
AvalonBay Communities, Inc. REIT	265	48,495
Equity Residential REIT	617	40,339
Essex Property Trust, Inc. REIT	125	32,901
Invitation Homes, Inc. REIT	776	22,326
Mid-America Apartment Communities, Inc. REIT	205	26,482
Sun Communities, Inc. REIT	172	21,989
		192,532
Retail REITs (0.2%)
Realty Income Corp. REIT	1,558	100,086
Simon Property Group, Inc. REIT	574	116,929
		217,015
Semiconductors & Semiconductor Equipment (16.4%)
Advanced Micro Devices, Inc. (a)	2,907	1,030,502
Analog Devices, Inc.	893	359,218
Applied Materials, Inc.	1,435	566,093
Astera Labs, Inc. (a)	291	56,669
Broadcom, Inc.	8,416	3,513,091
Credo Technology Group Holding Ltd. (a)	350	60,904
Entegris, Inc.	265	37,466
First Solar, Inc. (a)	223	45,022
Global Foundries, Inc. (a)	171	11,047
Intel Corp. (a)	8,028	758,485
KLA Corp.	237	414,833
Lam Research Corp.	2,274	586,374
Marvell Technology, Inc.	1,528	252,349
Microchip Technology, Inc.	955	88,729
Micron Technology, Inc.	2,042	1,056,041
Monolithic Power Systems, Inc.	86	138,839
NVIDIA Corp.	42,349	8,451,589
ON Semiconductor Corp. (a)	692	69,761
Qnity Electronics, Inc.	343	48,246

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Large Cap Index Fund
	Shares	Value
Semiconductors & Semiconductor Equipment (cont'd)
QUALCOMM, Inc.	1,983	$356,107
Teradyne, Inc.	274	94,111
Texas Instruments, Inc.	1,665	467,998
		18,463,474
Software (8.0%)
Adobe, Inc. (a)	789	194,173
AppLovin Corp., Class A (a)	465	207,553
Atlassian Corp., Class A (a)	317	21,743
Autodesk, Inc. (a)	421	99,777
Cadence Design Systems, Inc. (a)	502	165,454
Circle Internet Group, Inc. (a)	241	21,902
Crowdstrike Holdings, Inc., Class A (a)	447	199,250
Datadog, Inc., Class A (a)	587	77,596
Fair Isaac Corp. (a)	41	42,025
Figma, Inc., Class A (a)(b)	214	3,788
Fortinet, Inc. (a)	1,168	98,474
HubSpot, Inc. (a)	91	20,180
Intuit, Inc.	484	188,034
Microsoft Corp.	13,297	5,422,251
Oracle Corp.	3,052	492,562
Palantir Technologies, Inc., Class A (a)	3,834	533,348
Palo Alto Networks, Inc. (a)	1,281	229,709
PTC, Inc. (a)	205	27,941
Roper Technologies, Inc.	182	64,575
Salesforce, Inc.	1,617	285,449
Samsara, Inc., Class A (a)	423	12,157
ServiceNow, Inc. (a)	1,947	171,940
Strategy, Inc., Class A (a)	505	83,552
Synopsys, Inc. (a)	329	158,775
Trimble, Inc. (a)	424	28,544
Tyler Technologies, Inc. (a)	69	23,539
Workday, Inc., Class A (a)	338	41,371
Zoom Communications, Inc. (a)	465	45,175
Zscaler, Inc. (a)	169	22,085
		8,982,922
Specialized REITs (0.8%)
American Tower Corp. REIT	842	153,842
Crown Castle, Inc. REIT	789	70,048
Digital Realty Trust, Inc. REIT	612	122,975
Equinix, Inc. REIT	188	203,572
Extra Space Storage, Inc. REIT	334	47,872
Iron Mountain, Inc. REIT	507	63,877
Public Storage REIT	296	89,525
SBA Communications Corp. REIT	182	40,258
VICI Properties, Inc. REIT	2,192	64,007
Weyerhaeuser Co. REIT	1,029	25,231
		881,207
Specialty Retail (1.6%)
AutoZone, Inc. (a)	27	100,009
Best Buy Co., Inc.	329	19,901
Carvana Co. (a)	251	99,346
Home Depot, Inc.	1,821	598,745
Lowe's Cos., Inc.	1,020	243,566
	Shares	Value

O'Reilly Automotive, Inc. (a)	1,526	$151,684
Ross Stores, Inc.	580	132,118
TJX Cos., Inc.	2,055	322,121
Tractor Supply Co.	715	25,097
Ulta Beauty, Inc. (a)	65	34,936
Williams-Sonoma, Inc.	197	35,698
		1,763,221
Tech Hardware, Storage & Peripherals (7.3%)
Apple, Inc.	26,063	7,072,195
Dell Technologies, Inc., Class C	562	117,430
Everpure, Inc., Class A (a)	701	50,087
Hewlett Packard Enterprise Co.	2,499	71,896
HP, Inc.	2,046	42,680
IonQ, Inc. (a)(b)	569	25,673
NetApp, Inc.	391	43,311
Sandisk Corp. (a)	237	259,873
Seagate Technology Holdings PLC	371	249,920
Super Micro Computer, Inc. (a)	887	24,304
Western Digital Corp.	597	259,408
		8,216,777
Textiles, Apparel & Luxury Goods (0.2%)
Amer Sports, Inc. (Finland) (a)	451	15,817
Deckers Outdoor Corp. (a)	235	24,017
Lululemon Athletica, Inc. (a)	165	22,720
NIKE, Inc., Class B	2,257	100,121
Tapestry, Inc.	387	56,130
		218,805
Tobacco (0.6%)
Altria Group, Inc.	3,069	222,963
Philip Morris International, Inc.	2,781	459,060
		682,023
Trading Companies & Distributors (0.4%)
Fastenal Co.	2,076	93,275
Ferguson Enterprises, Inc.	330	88,344
United Rentals, Inc.	118	113,261
Watsco, Inc.	53	23,206
WW Grainger, Inc.	80	92,908
		410,994
Water Utilities (0.0%) ‡
American Water Works Co., Inc.	365	46,873
Wireless Telecommunication Services (0.1%)
T-Mobile U.S., Inc.	850	166,175
Total Common Stocks (Cost $100,417,354)		112,394,523
Rights (0.0%)‡
Hologic, Inc., CVR, expires 9/25/27 (a)(c)(d) (Cost $5)	451	5
Short-Term Investments (0.8%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (See Note E) (Cost $794,746)	794,746	794,746
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Large Cap Index Fund
	Shares	Value
Short-Term Investments (cont'd)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (See Note E) (Cost $52,109)	52,109	$52,109
Total Short-Term Investments (Cost $846,855)		846,855
Total Investments (100.6%) (Cost $101,264,214) including $79,796 of Securities Loaned (e)		113,241,383
Liabilities in Excess of Other Assets (–0.6%)		(649,713)
Net Assets (100.0%)		$112,591,670

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at April 30, 2026.
(c)	Restricted security. Total market value of restricted securities amounts to $5, which represents less than 0.05% of the net assets of the Fund as of April 30, 2026.
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)
At April 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$16,382,556 and the aggregate gross unrealized depreciation is approximately $4,405,387, resulting in net unrealized
appreciation of approximately $11,977,169.

CVR	Contingent Value Rights.
REIT	Real Estate Investment Trust.

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	59.6%
Semiconductors & Semiconductor Equipment	16.3
Interactive Media & Services	8.9
Software	7.9
Tech Hardware, Storage & Peripherals	7.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of April 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
E*TRADE No Fee Total Market Index Fund

	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (2.2%)
AAR Corp. (a)	27	$2,980
AeroVironment, Inc. (a)	56	10,921
Archer Aviation, Inc., Class A (a)	587	3,369
Astronics Corp. (a)	63	4,498
ATI, Inc. (a)	150	23,319
Axon Enterprise, Inc. (a)	94	37,765
Beta Technologies, Inc., Class A (a)	369	5,878
Boeing Co. (a)	919	210,479
BWX Technologies, Inc.	109	23,586
Cadre Holdings, Inc.	11	326
Carpenter Technology Corp.	58	24,836
Curtiss-Wright Corp.	44	31,689
Ducommun, Inc. (a)	7	993
Eve Holding, Inc. (a)	651	1,875
Firefly Aerospace, Inc. (a)	246	8,512
FTAI Aviation Ltd.	122	30,460
General Dynamics Corp.	260	89,518
General Electric Co.	1,292	374,590
HEICO Corp.	50	13,496
HEICO Corp., Class A	71	14,840
Hexcel Corp.	119	11,170
Howmet Aerospace, Inc.	482	117,145
Huntington Ingalls Industries, Inc.	59	21,493
Karman Holdings, Inc. (a)	112	7,614
Kratos Defense & Security Solutions, Inc. (a)	158	9,962
L3Harris Technologies, Inc.	221	70,842
Leonardo DRS, Inc.	47	1,910
Loar Holdings, Inc. (a)	23	1,291
Lockheed Martin Corp.	283	146,585
Mercury Systems, Inc. (a)	143	11,284
Moog, Inc., Class A	23	6,930
National Presto Industries, Inc.	4	559
Northrop Grumman Corp.	170	98,512
Park Aerospace Corp.	130	4,402
Rocket Lab Corp. (a)	624	51,486
RTX Corp.	1,609	283,297
StandardAero, Inc. (a)	171	4,251
Textron, Inc.	191	18,328
TransDigm Group, Inc.	64	74,239
V2X, Inc. (a)	85	5,764
VSE Corp.	17	2,919
Woodward, Inc.	72	26,135
		1,890,048
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	142	25,817
Expeditors International of Washington, Inc.	126	18,634
FedEx Corp.	251	101,231
GXO Logistics, Inc. (a)	141	8,055
Hub Group, Inc., Class A	50	2,191
Radiant Logistics, Inc. (a)	919	7,729
United Parcel Service, Inc., Class B	862	93,786
		257,443
	Shares	Value
Automobile Components (0.1%)
Adient PLC (a)	94	$1,979
Aptiv PLC (a)	223	13,438
Autoliv, Inc. (Sweden)	115	13,332
BorgWarner, Inc.	235	13,388
Dana, Inc.	273	9,951
Dorman Products, Inc. (a)	31	3,488
Fox Factory Holding Corp. (a)	17	302
Garrett Motion, Inc. (Switzerland)	39	999
Gentex Corp.	165	3,813
Gentherm, Inc. (a)	100	3,010
Goodyear Tire & Rubber Co. (a)	169	1,196
LCI Industries	25	2,980
Lear Corp.	48	6,102
Patrick Industries, Inc.	19	1,767
Phinia, Inc.	37	2,670
QuantumScape Corp. (a)	422	3,076
Standard Motor Products, Inc.	46	1,719
Versigent PLC (a)	74	2,588
Visteon Corp.	44	4,915
XPEL, Inc. (a)	13	619
		91,332
Automobiles (2.0%)
Ford Motor Co.	5,072	61,270
General Motors Co.	1,085	83,426
Harley-Davidson, Inc.	77	1,840
Rivian Automotive, Inc., Class A (a)	1,133	18,581
Tesla, Inc. (a)	4,008	1,529,573
Thor Industries, Inc.	36	2,845
Winnebago Industries, Inc.	69	2,250
		1,699,785
Banks (3.7%)
1st Source Corp.	6	441
Amalgamated Financial Corp.	13	531
Amerant Bancorp, Inc.	19	436
Ameris Bancorp	32	2,728
Arrow Financial Corp.	59	2,174
Associated Banc-Corp.	18	507
Atlantic Union Bankshares Corp.	230	8,660
Axos Financial, Inc. (a)	94	9,065
Banc of California, Inc.	119	2,229
BancFirst Corp.	15	1,674
Bancorp, Inc. (a)	30	1,795
Bank First Corp.	4	581
Bank of America Corp.	7,859	420,142
Bank of Hawaii Corp.	5	398
Bank of Marin Bancorp	84	2,154
Bank of NT Butterfield & Son Ltd. (Bermuda)	44	2,440
Bank OZK	68	3,275
BankUnited, Inc.	109	5,066
Banner Corp.	6	401
Bar Harbor Bankshares	167	5,720
Beacon Financial Corp.	166	4,736
BOK Financial Corp.	41	5,485
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Banks (cont'd)
Burke & Herbert Financial Services Corp.	7	$450
Business First Bancshares, Inc. (b)	16	438
Byline Bancorp, Inc.	87	2,797
Camden National Corp.	50	2,409
Capital Bancorp, Inc.	59	1,858
Capital City Bank Group, Inc.	66	3,047
Capitol Federal Financial, Inc.	985	7,565
Cathay General Bancorp	10	560
Central Pacific Financial Corp.	87	2,895
Citigroup, Inc.	2,192	280,532
Citizens Financial Group, Inc.	537	34,932
City Holding Co.	3	369
CNB Financial Corp.	67	2,035
Coastal Financial Corp. (a)	61	4,613
Colony Bankcorp, Inc.	360	7,142
Columbia Banking System, Inc.	344	10,182
Columbia Financial, Inc. (a)	175	3,365
Commerce Bancshares, Inc.	193	10,042
Community Trust Bancorp, Inc.	7	455
Community West Bancshares	267	6,333
ConnectOne Bancorp, Inc.	17	497
Cullen/Frost Bankers, Inc.	48	6,957
Customers Bancorp, Inc. (a)	8	610
CVB Financial Corp.	592	12,059
Dime Community Bancshares, Inc.	14	502
East West Bancorp, Inc.	131	16,568
Eastern Bankshares, Inc.	318	6,433
Enterprise Financial Services Corp.	7	405
Equity Bancshares, Inc., Class A	10	453
Esquire Financial Holdings, Inc.	33	3,469
Farmers & Merchants Bancorp, Inc.	117	3,133
FB Financial Corp.	48	2,595
Fifth Third Bancorp	1,043	52,943
Financial Institutions, Inc.	228	7,768
First BanCorp (Puerto Rico)	328	7,964
First Bancorp/Southern Pines NC	38	2,194
First Busey Corp.	18	472
First Citizens BancShares, Inc., Class A	12	23,806
First Commonwealth Financial Corp.	25	460
First Community Bankshares, Inc.	82	3,495
First Financial Bancorp	204	6,177
First Financial Bankshares, Inc.	82	2,646
First Financial Corp.	8	525
First Hawaiian, Inc.	82	2,237
First Horizon Corp.	528	13,179
First Interstate BancSystem, Inc., Class A	62	2,200
First Merchants Corp.	10	404
First Mid Bancshares, Inc.	11	463
Five Star Bancorp	14	566
Flagstar Bank NA	246	3,437
FNB Corp.	141	2,517
Fulton Financial Corp.	148	3,195
German American Bancorp, Inc.	48	2,067
	Shares	Value

Glacier Bancorp, Inc.	64	$3,139
Great Southern Bancorp, Inc.	7	478
Hancock Whitney Corp.	8	540
Hanmi Financial Corp.	80	2,393
HBT Financial, Inc.	17	472
Heritage Financial Corp.	17	468
Hilltop Holdings, Inc.	58	2,185
Home BancShares, Inc.	479	12,871
HomeTrust Bancshares, Inc.	11	502
Hope Bancorp, Inc.	550	6,848
Horizon Bancorp, Inc.	407	7,367
Huntington Bancshares, Inc.	2,609	43,727
Independent Bank Corp.	188	6,557
International Bancshares Corp.	6	430
JPMorgan Chase & Co.	3,304	1,034,912
KeyCorp	1,135	25,095
Lakeland Financial Corp.	7	424
Live Oak Bancshares, Inc.	15	564
M&T Bank Corp.	172	37,604
Mercantile Bank Corp.	68	3,489
Metrocity Bankshares, Inc.	70	2,239
Metropolitan Bank Holding Corp.	7	618
Mid Penn Bancorp, Inc.	167	5,506
MVB Financial Corp.	181	4,730
National Bank Holdings Corp., Class A	80	3,416
NB Bancorp, Inc.	105	2,061
NBT Bancorp, Inc.	9	393
Nicolet Bankshares, Inc.	23	3,369
Northeast Bank	18	2,238
Northeast Community Bancorp, Inc.	243	5,831
Northfield Bancorp, Inc.	170	2,372
Northwest Bancshares, Inc.	144	1,992
OceanFirst Financial Corp.	24	458
OFG Bancorp (Puerto Rico)	10	460
Old National Bancorp	347	8,318
Old Second Bancorp, Inc.	144	2,968
Origin Bancorp, Inc.	12	562
Orrstown Financial Services, Inc.	13	478
Park National Corp.	16	2,755
Parke Bancorp, Inc.	218	6,564
Pathward Financial, Inc.	27	2,345
Peoples Bancorp, Inc.	13	447
Pinnacle Financial Partners, Inc.	152	15,039
PNC Financial Services Group, Inc.	507	113,061
Ponce Financial Group, Inc. (a)	436	7,613
Popular, Inc.	96	14,432
Preferred Bank	21	1,989
Prosperity Bancshares, Inc.	76	5,293
Provident Financial Services, Inc.	396	8,981
QCR Holdings, Inc.	5	452
Regions Financial Corp.	1,270	36,258
Renasant Corp.	53	2,114
Republic Bancorp, Inc., Class A	5	379
S&T Bancorp, Inc.	10	441

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Banks (cont'd)
Seacoast Banking Corp. of Florida	68	$2,140
ServisFirst Bancshares, Inc.	57	4,538
Shore Bancshares, Inc.	132	2,548
Sierra Bancorp	114	4,113
Simmons First National Corp., Class A	371	7,887
SmartFinancial, Inc.	171	7,172
Southern Missouri Bancorp, Inc.	7	478
Southside Bancshares, Inc.	13	429
Southstate Bank Corp.	50	4,884
Stellar Bancorp, Inc.	14	526
Stock Yards Bancorp, Inc.	25	1,808
Texas Capital Bancshares, Inc. (a)	39	3,927
TFS Financial Corp.	140	2,106
Tompkins Financial Corp.	6	506
Towne Bank	55	1,956
TriCo Bancshares	9	452
Triumph Financial, Inc. (a)	7	474
Truist Financial Corp.	1,560	80,340
TrustCo Bank Corp.	88	4,189
Trustmark Corp.	11	488
U.S. Bancorp	1,847	104,651
UMB Financial Corp.	80	10,094
United Bankshares, Inc.	52	2,278
United Community Banks, Inc.	65	2,166
Univest Financial Corp.	230	8,738
Valley National Bancorp	324	4,397
WaFd, Inc.	63	2,230
Washington Trust Bancorp, Inc.	98	3,080
Webster Financial Corp.	125	9,045
Wells Fargo & Co.	3,754	308,691
WesBanco, Inc.	13	447
Westamerica BanCorp	52	2,851
Western Alliance Bancorp	114	9,296
Wintrust Financial Corp.	68	10,239
WSFS Financial Corp.	63	4,534
Zions Bancorp NA	115	7,293
		3,132,281
Beverages (1.0%)
Boston Beer Co., Inc., Class A (a)	14	3,319
Brown-Forman Corp., Class A	65	1,708
Brown-Forman Corp., Class B	261	6,726
Celsius Holdings, Inc. (a)	234	7,855
Coca-Cola Co.	4,811	378,914
Coca-Cola Consolidated, Inc.	67	13,740
Constellation Brands, Inc., Class A	174	27,245
Keurig Dr. Pepper, Inc.	1,533	45,070
MGP Ingredients, Inc.	12	239
Molson Coors Beverage Co., Class B	202	8,633
Monster Beverage Corp. (a)	856	65,972
National Beverage Corp. (a)	8	274
PepsiCo, Inc.	1,687	267,373
	Shares	Value

Primo Brands Corp.	188	$3,831
Vita Coco Co., Inc. (a)	48	3,168
		834,067
Biotechnology (2.1%)
AbbVie, Inc.	2,187	462,157
ACADIA Pharmaceuticals, Inc. (a)	332	7,453
ADMA Biologics, Inc. (a)	130	1,333
Agios Pharmaceuticals, Inc. (a)	55	1,540
Alkermes PLC (a)	276	9,304
Alnylam Pharmaceuticals, Inc. (a)	163	50,447
Amgen, Inc.	667	230,949
Anavex Life Sciences Corp. (a)(b)	40	134
Apellis Pharmaceuticals, Inc. (a)	80	3,276
Apogee Therapeutics, Inc. (a)	47	3,896
Arcus Biosciences, Inc. (a)	46	1,173
Arcutis Biotherapeutics, Inc. (a)	112	2,601
Ardelyx, Inc. (a)	82	519
Arrowhead Pharmaceuticals, Inc. (a)	124	9,112
ARS Pharmaceuticals, Inc. (a)(b)	26	215
Atrium Therapeutics, Inc. (a)	13	166
Aura Biosciences, Inc. (a)	407	2,869
Beam Therapeutics, Inc. (a)	91	2,760
BioCryst Pharmaceuticals, Inc. (a)	248	2,272
Biogen, Inc. (a)	161	30,474
Biohaven Ltd. (a)	127	1,218
BioMarin Pharmaceutical, Inc. (a)	262	14,124
Bridgebio Pharma, Inc. (a)	126	8,960
CareDx, Inc. (a)	19	395
Catalyst Pharmaceuticals, Inc. (a)	88	2,475
Celcuity, Inc. (a)	54	6,553
Celldex Therapeutics, Inc. (a)	253	8,319
CG oncology, Inc. (a)	59	3,938
Cogent Biosciences, Inc. (a)	154	5,512
Cytokinetics, Inc. (a)	208	13,306
Denali Therapeutics, Inc. (a)	383	7,170
Disc Medicine, Inc. (a)	10	660
Dyne Therapeutics, Inc. (a)	192	3,370
Erasca, Inc. (a)	506	5,389
Exelixis, Inc. (a)	334	14,850
Geron Corp. (a)	265	408
Gilead Sciences, Inc.	1,543	201,886
GRAIL, Inc. (a)(b)	38	2,070
Halozyme Therapeutics, Inc. (a)	108	6,875
Ideaya Biosciences, Inc. (a)	100	2,910
ImmunityBio, Inc. (a)(b)	140	994
Immunome, Inc. (a)	281	6,446
Immunovant, Inc. (a)	150	4,072
Incyte Corp. (a)	193	18,387
Insmed, Inc. (a)	265	36,127
Intellia Therapeutics, Inc. (a)	51	687
Ionis Pharmaceuticals, Inc. (a)	205	15,326
Iovance Biotherapeutics, Inc. (a)(b)	112	376
Janux Therapeutics, Inc. (a)	13	187
Krystal Biotech, Inc. (a)	27	7,081
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Biotechnology (cont'd)
Kura Oncology, Inc. (a)	467	$4,124
Kymera Therapeutics, Inc. (a)	103	8,350
Madrigal Pharmaceuticals, Inc. (a)	21	10,865
MannKind Corp. (a)	351	993
MiMedx Group, Inc. (a)	50	168
Mineralys Therapeutics, Inc. (a)	28	746
Mirum Pharmaceuticals, Inc. (a)	34	3,309
Moderna, Inc. (a)	420	19,295
MoonLake Immunotherapeutics (a)	10	164
Myriad Genetics, Inc. (a)	43	204
Natera, Inc. (a)	166	34,223
Neurocrine Biosciences, Inc. (a)	98	12,904
Novavax, Inc. (a)(b)	63	499
Nurix Therapeutics, Inc. (a)	219	3,657
Nuvalent, Inc., Class A (a)	93	9,326
Praxis Precision Medicines, Inc. (a)	41	13,072
Protagonist Therapeutics, Inc. (a)	87	8,610
PTC Therapeutics, Inc. (a)	86	5,595
Recursion Pharmaceuticals, Inc., Class A (a)(b)	390	1,349
Regeneron Pharmaceuticals, Inc.	125	88,382
Revolution Medicines, Inc. (a)	209	30,121
Rhythm Pharmaceuticals, Inc. (a)	101	8,217
Sarepta Therapeutics, Inc. (a)	110	2,297
Scholar Rock Holding Corp. (a)	154	7,178
Soleno Therapeutics, Inc. (a)	71	3,750
Spyre Therapeutics, Inc. (a)	134	9,976
Summit Therapeutics, Inc. (a)	408	8,756
Syndax Pharmaceuticals, Inc. (a)	179	3,836
TG Therapeutics, Inc. (a)	276	9,323
Travere Therapeutics, Inc. (a)	268	11,288
Twist Bioscience Corp. (a)	52	3,039
Ultragenyx Pharmaceutical, Inc. (a)	347	8,567
United Therapeutics Corp. (a)	52	29,710
Vaxcyte, Inc. (a)	139	7,956
Vera Therapeutics, Inc. (a)	143	5,092
Veracyte, Inc. (a)	67	2,206
Vericel Corp. (a)	55	1,910
Vertex Pharmaceuticals, Inc. (a)	304	129,924
Viking Therapeutics, Inc. (a)	241	7,514
Vir Biotechnology, Inc. (a)	705	7,202
Viridian Therapeutics, Inc. (a)	117	1,577
Zymeworks, Inc. (a)	151	4,159
		1,752,154
Broadline Retail (3.8%)
Amazon.com, Inc. (a)	11,702	3,101,732
Coupang, Inc. (Korea, Republic of) (a)	1,609	32,148
Dillard's, Inc., Class A	15	8,538
eBay, Inc.	577	59,708
Etsy, Inc. (a)	166	10,680
Groupon, Inc. (a)(b)	20	284
Kohl's Corp.	50	709
Macy's, Inc.	405	7,918
	Shares	Value

Ollie's Bargain Outlet Holdings, Inc. (a)	52	$4,499
Savers Value Village, Inc. (a)	41	346
		3,226,562
Building Products (0.6%)
A.O. Smith Corp.	216	13,357
AAON, Inc.	50	4,666
Advanced Drainage Systems, Inc.	75	11,194
Allegion PLC	128	17,597
American Woodmark Corp. (a)	141	6,159
Apogee Enterprises, Inc.	7	255
Armstrong World Industries, Inc.	55	9,371
AZZ, Inc.	18	2,575
Builders FirstSource, Inc. (a)	157	12,417
Carlisle Cos., Inc.	43	15,276
Carrier Global Corp.	968	65,021
CSW Industrials, Inc.	15	4,368
Fortune Brands Innovations, Inc.	208	8,432
Gibraltar Industries, Inc. (a)	133	5,191
Griffon Corp.	90	8,205
Hayward Holdings, Inc. (a)	132	1,981
Janus International Group, Inc. (a)	54	281
Johnson Controls International PLC	749	109,377
Lennox International, Inc.	44	23,535
Masco Corp.	212	15,226
Masterbrand, Inc. (a)	175	1,572
Modine Manufacturing Co. (a)	70	17,824
Owens Corning	92	11,347
Quanex Building Products Corp.	20	399
Resideo Technologies, Inc. (a)	227	9,391
Simpson Manufacturing Co., Inc.	26	4,959
Tecnoglass, Inc.	5	215
Trane Technologies PLC	270	132,986
Trex Co., Inc. (a)	196	7,683
UFP Industries, Inc.	78	6,980
Zurn Elkay Water Solutions Corp.	137	7,119
		534,959
Capital Markets (3.1%)
Acadian Asset Management, Inc.	45	3,031
Affiliated Managers Group, Inc.	34	10,019
Ameriprise Financial, Inc.	104	49,378
ARES Management Corp., Class A	266	31,228
Artisan Partners Asset Management, Inc., Class A	10	374
Bank of New York Mellon Corp.	838	112,602
BGC Group, Inc., Class A	501	5,626
Blackrock, Inc.	189	201,398
Blackstone, Inc.	902	113,273
Blue Owl Capital, Inc. (b)	695	6,776
Carlyle Group, Inc.	220	11,015
Cboe Global Markets, Inc.	127	38,111
Charles Schwab Corp.	2,105	192,902
CME Group, Inc.	462	132,973
Cohen & Steers, Inc.	5	351
Coinbase Global, Inc., Class A (a)	280	52,576

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Capital Markets (cont'd)
DigitalBridge Group, Inc.	177	$2,754
Donnelley Financial Solutions, Inc. (a)	84	4,225
Evercore, Inc., Class A	38	12,209
FactSet Research Systems, Inc.	49	11,151
Federated Hermes, Inc.	42	2,440
Franklin Resources, Inc.	536	16,064
Galaxy Digital, Inc., Class A (a)(b)	345	9,467
GCM Grosvenor, Inc., Class A	28	306
Goldman Sachs Group, Inc.	367	339,024
Hamilton Lane, Inc., Class A	41	3,772
Houlihan Lokey, Inc.	61	9,440
Interactive Brokers Group, Inc., Class A	542	43,089
Intercontinental Exchange, Inc.	703	111,137
Invesco Ltd.	391	10,248
Janus Henderson Group PLC	148	7,638
Jefferies Financial Group, Inc.	183	8,824
KKR & Co., Inc.	886	92,445
Lazard, Inc.	45	2,183
LPL Financial Holdings, Inc.	106	35,418
MarketAxess Holdings, Inc.	57	8,960
Miami International Holdings, Inc. (a)	115	5,346
Moelis & Co., Class A	125	8,140
Moody's Corp.	198	91,446
Morgan Stanley (See Note E)	1,304	248,529
Morningstar, Inc.	12	2,025
MSCI, Inc.	88	52,044
Nasdaq, Inc.	574	52,756
Northern Trust Corp.	246	40,920
Oppenheimer Holdings, Inc., Class A	7	801
Patria Investments Ltd., Class A (Cayman Islands)	34	439
Perella Weinberg Partners	162	3,684
Piper Sandler Cos.	128	11,162
PJT Partners, Inc., Class A	16	2,444
Raymond James Financial, Inc.	225	35,622
Ridgepost Capital, Inc., Class A	155	1,229
Robinhood Markets, Inc., Class A (a)	904	65,893
S&P Global, Inc.	372	160,418
SEI Investments Co.	41	3,718
State Street Corp.	383	58,538
StepStone Group, Inc., Class A	78	4,126
Stifel Financial Corp.	148	11,664
StoneX Group, Inc. (a)	52	5,514
T. Rowe Price Group, Inc.	244	25,103
TPG, Inc.	145	6,325
Tradeweb Markets, Inc., Class A	179	20,272
Twenty One Capital, Inc., Class A (a)	1,154	9,624
Victory Capital Holdings, Inc., Class A	29	2,277
Virtu Financial, Inc., Class A	40	1,986
Virtus Investment Partners, Inc.	3	437
WisdomTree, Inc.	195	3,315
		2,628,224
	Shares	Value
Chemicals (1.1%)
AdvanSix, Inc.	17	$419
Air Products & Chemicals, Inc.	261	78,313
Albemarle Corp.	139	27,341
Ashland, Inc.	86	4,580
Avient Corp.	56	2,077
Axalta Coating Systems Ltd. (a)	230	6,541
Balchem Corp.	50	8,081
Cabot Corp.	26	2,001
Celanese Corp.	94	6,370
CF Industries Holdings, Inc.	180	22,356
Chemours Co.	156	4,204
Corteva, Inc.	837	67,805
Dow, Inc.	1,003	40,612
DuPont de Nemours, Inc.	469	21,415
Eastman Chemical Co.	174	12,718
Ecolab, Inc.	322	83,913
Ecovyst, Inc. (a)	61	865
Element Solutions, Inc.	312	13,288
Hawkins, Inc.	13	2,177
HB Fuller Co.	30	1,816
Huntsman Corp.	139	1,997
Ingevity Corp. (a)	38	2,895
Innospec, Inc.	4	305
International Flavors & Fragrances, Inc.	330	23,166
Koppers Holdings, Inc.	121	4,940
Kronos Worldwide, Inc.	51	380
Linde PLC	567	284,146
LyondellBasell Industries NV, Class A	315	23,499
Minerals Technologies, Inc.	6	432
Mosaic Co.	430	10,006
NewMarket Corp.	5	3,378
Olin Corp.	81	2,307
Orion SA (Germany)	31	233
Perimeter Solutions, Inc. (a)	290	8,787
PPG Industries, Inc.	236	25,606
PureCycle Technologies, Inc. (a)(b)	58	434
Quaker Chemical Corp.	3	408
RPM International, Inc.	91	9,272
Scotts Miracle-Gro Co.	103	6,458
Sensient Technologies Corp.	34	3,864
Sherwin-Williams Co.	295	94,875
Solstice Advanced Materials, Inc.	194	15,898
Stepan Co.	52	2,602
Tronox Holdings PLC	68	679
Westlake Corp.	33	3,804
		937,263
Commercial Services & Supplies (0.5%)
ABM Industries, Inc.	39	1,591
ACV Auctions, Inc., Class A (a)	135	701
Brady Corp., Class A	54	4,418
BrightView Holdings, Inc. (a)	411	4,891
Brink's Co.	42	4,484
Casella Waste Systems, Inc., Class A (a)	43	3,408
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Commercial Services & Supplies (cont'd)
Cimpress PLC (Ireland) (a)	39	$3,450
Cintas Corp.	392	68,486
Clean Harbors, Inc. (a)	61	19,073
Copart, Inc. (a)	1,002	33,176
CoreCivic, Inc. (a)	90	1,841
Deluxe Corp.	24	748
Ennis, Inc.	197	4,113
GEO Group, Inc. (a)	121	2,240
Healthcare Services Group, Inc. (a)	35	749
HNI Corp.	124	4,531
Interface, Inc.	91	2,537
Liquidity Services, Inc. (a)	11	392
MillerKnoll, Inc.	22	354
MSA Safety, Inc.	36	5,990
OPENLANE, Inc. (a)	79	2,484
Pitney Bowes, Inc.	169	2,613
Republic Services, Inc.	240	50,213
Rollins, Inc.	396	22,069
Tetra Tech, Inc.	353	11,409
UniFirst Corp.	11	2,811
Veralto Corp.	327	28,841
Vestis Corp. (a)	43	418
Waste Management, Inc.	501	116,508
		404,539
Communications Equipment (1.2%)
Applied Optoelectronics, Inc. (a)	96	15,779
Arista Networks, Inc. (a)	1,261	217,787
Calix, Inc. (a)	150	6,534
Ciena Corp. (a)	171	90,216
Cisco Systems, Inc.	4,804	439,566
Digi International, Inc. (a)	71	3,979
Extreme Networks, Inc. (a)	114	2,518
F5, Inc. (a)	69	22,349
Harmonic, Inc. (a)	187	2,138
Lumentum Holdings, Inc. (a)	87	78,502
Motorola Solutions, Inc.	213	93,514
NETGEAR, Inc. (a)	16	404
NetScout Systems, Inc. (a)	76	2,561
Ondas, Inc. (a)(b)	580	5,823
Ribbon Communications, Inc. (a)	99	261
Viasat, Inc. (a)	176	11,600
Viavi Solutions, Inc. (a)	379	19,860
Vistance Networks, Inc. (a)	233	2,981
		1,016,372
Construction & Engineering (0.6%)
AECOM	151	12,699
API Group Corp. (a)	535	24,460
Arcosa, Inc.	22	2,782
Argan, Inc.	21	14,069
Centuri Holdings, Inc. (a)	21	789
Comfort Systems USA, Inc.	44	80,971
Construction Partners, Inc., Class A (a)	65	8,038
Dycom Industries, Inc. (a)	37	15,322
	Shares	Value

EMCOR Group, Inc.	56	$49,933
Everus Construction Group, Inc. (a)	76	11,205
Fluor Corp. (a)	205	10,937
Granite Construction, Inc.	67	9,184
IES Holdings, Inc. (a)	20	12,881
Limbach Holdings, Inc. (a)	5	499
MasTec, Inc. (a)	80	31,524
MYR Group, Inc. (a)	12	4,858
Primoris Services Corp.	78	14,130
Quanta Services, Inc.	188	136,821
Sterling Infrastructure, Inc. (a)	41	21,140
Tutor Perini Corp.	42	3,903
Valmont Industries, Inc.	22	11,177
WillScot Holdings Corp.	184	4,166
		481,488
Construction Materials (0.3%)
CRH PLC	819	96,986
Eagle Materials, Inc.	33	6,934
James Hardie Industries PLC (a)	550	11,544
Knife River Corp. (a)	32	2,962
Martin Marietta Materials, Inc.	82	50,764
U.S. Lime & Minerals, Inc.	50	5,383
Vulcan Materials Co.	175	52,804
		227,377
Consumer Finance (0.6%)
Ally Financial, Inc.	347	15,403
American Express Co.	656	211,921
Atlanticus Holdings Corp. (a)	7	556
Bread Financial Holdings, Inc.	32	2,713
Capital One Financial Corp.	770	147,301
Credit Acceptance Corp. (a)(b)	4	2,020
Dave, Inc. (a)	15	4,080
Encore Capital Group, Inc. (a)	47	3,890
Enova International, Inc. (a)	17	2,880
EZCORP, Inc., Class A (a)	22	721
Figure Technology Solutions, Inc., Class A (a)	117	4,107
FirstCash Holdings, Inc.	47	10,256
LendingClub Corp. (a)	129	2,202
Navient Corp.	31	286
Nelnet, Inc., Class A	15	2,125
NerdWallet, Inc., Class A (a)	42	455
OneMain Holdings, Inc.	97	5,701
PRA Group, Inc. (a)	21	458
PROG Holdings, Inc.	14	502
SLM Corp.	158	3,647
SoFi Technologies, Inc. (a)	1,516	24,408
Synchrony Financial	482	36,728
Upstart Holdings, Inc. (a)(b)	48	1,516
World Acceptance Corp. (a)	3	441
		484,317
Consumer Staples Distribution & Retail (1.9%)
Albertsons Cos., Inc., Class A	702	11,829
Andersons, Inc.	49	3,848
BJ's Wholesale Club Holdings, Inc. (a)	166	15,586

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Consumer Staples Distribution & Retail (cont'd)
Casey's General Stores, Inc.	40	$32,886
Chefs' Warehouse, Inc. (a)	31	2,406
Costco Wholesale Corp.	546	553,933
Dollar General Corp.	279	32,330
Dollar Tree, Inc. (a)	244	23,695
Grocery Outlet Holding Corp. (a)	116	917
Ingles Markets, Inc., Class A	5	457
Kroger Co.	704	47,921
Maplebear, Inc. (a)	142	6,014
Natural Grocers by Vitamin Cottage, Inc.	8	232
Performance Food Group Co. (a)	175	15,848
PriceSmart, Inc.	17	2,668
Sprouts Farmers Market, Inc. (a)	146	11,950
Sysco Corp.	607	45,349
Target Corp.	536	69,546
U.S. Foods Holding Corp. (a)	236	22,064
United Natural Foods, Inc. (a)	79	3,951
Village Super Market, Inc., Class A	10	431
Walmart, Inc.	5,271	695,403
Weis Markets, Inc.	4	281
		1,599,545
Containers & Packaging (0.2%)
Amcor PLC	599	22,786
AptarGroup, Inc.	64	7,916
Ardagh Metal Packaging SA	547	2,106
Avery Dennison Corp.	87	14,262
Ball Corp.	329	20,095
Crown Holdings, Inc.	136	13,370
Graphic Packaging Holding Co.	778	7,414
Greif, Inc., Class A	69	4,502
International Paper Co.	638	19,408
O-I Glass, Inc. (a)	145	1,321
Packaging Corp. of America	110	23,479
Silgan Holdings, Inc.	109	4,420
Smurfit Westrock PLC	525	20,155
Sonoco Products Co.	143	7,144
TriMas Corp.	17	629
		169,007
Distributors (0.0%) ‡
Genuine Parts Co.	143	15,334
Gold.com, Inc.	16	723
LKQ Corp.	344	10,864
Pool Corp.	48	10,239
		37,160
Diversified Consumer Services (0.1%)
ADT, Inc.	399	3,004
Bright Horizons Family Solutions, Inc. (a)	58	4,704
Carriage Services, Inc.	90	4,419
Coursera, Inc. (a)	51	303
Covista, Inc. (a)	41	4,724
Driven Brands Holdings, Inc. (a)	22	298
Duolingo, Inc. (a)	78	8,588
Frontdoor, Inc. (a)	76	5,216
	Shares	Value

Graham Holdings Co., Class B	1	$1,122
Grand Canyon Education, Inc. (a)	25	4,227
H&R Block, Inc.	271	8,599
KinderCare Learning Cos., Inc. (a)	33	130
Laureate Education, Inc. (a)	81	2,438
Liberty Live Holdings, Inc., Class A (a)	89	8,118
Liberty Live Holdings, Inc., Class C (a)	45	4,212
Lincoln Educational Services Corp. (a)	21	864
Matthews International Corp., Class A	18	514
Mister Car Wash, Inc. (a)	47	333
OneSpaWorld Holdings Ltd. (Bahamas)	21	518
Perdoceo Education Corp.	57	1,934
Service Corp. International	100	8,103
Strategic Education, Inc.	22	1,725
Stride, Inc. (a)	89	8,647
Udemy, Inc. (a)	55	261
		83,001
Diversified REITs (0.0%) ‡
AH Realty Trust, Inc. REIT	895	5,451
Alpine Income Property Trust, Inc. REIT	114	2,143
American Assets Trust, Inc. REIT	19	394
Broadstone Net Lease, Inc. REIT	294	5,821
CTO Realty Growth, Inc. REIT	113	2,288
Essential Properties Realty Trust, Inc. REIT	99	3,112
Gladstone Commercial Corp. REIT	145	1,829
Global Net Lease, Inc. REIT	257	2,457
WP Carey, Inc. REIT	296	21,587
		45,082
Diversified Telecommunication Services (0.8%)
Anterix, Inc. (a)	139	6,716
AST SpaceMobile, Inc. (a)(b)	258	19,066
AT&T, Inc.	8,470	221,321
Cogent Communications Holdings, Inc.	142	3,216
Comcast Corp., Class A	4,213	113,920
Globalstar, Inc. (a)	55	4,527
IDT Corp., Class B	54	2,708
Iridium Communications, Inc.	213	8,322
Liberty Latin America Ltd., Class A (Puerto Rico) (a)	65	528
Liberty Latin America Ltd., Class C (Puerto Rico) (a)	261	2,169
Lumen Technologies, Inc. (a)	882	7,797
Shenandoah Telecommunications Co.	378	5,946
Uniti Group, Inc.	458	5,418
Verizon Communications, Inc.	5,163	247,979
		649,633
Electric Utilities (1.5%)
Alliant Energy Corp.	407	29,886
American Electric Power Co., Inc.	664	91,041
Constellation Energy Corp.	386	120,818
Duke Energy Corp.	916	118,668
Edison International	498	34,606
Entergy Corp.	578	68,152
Evergy, Inc.	260	21,538
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Electric Utilities (cont'd)
Eversource Energy	454	$32,098
Exelon Corp.	1,148	52,797
FirstEnergy Corp.	795	37,778
Hawaiian Electric Industries, Inc. (a)	391	5,892
IDACORP, Inc.	55	8,126
MGE Energy, Inc.	25	2,005
NextEra Energy, Inc.	2,573	251,845
NRG Energy, Inc.	224	34,850
OGE Energy Corp.	283	13,810
Oklo, Inc. (a)	175	12,687
Otter Tail Corp.	23	2,053
PG&E Corp.	2,834	47,101
Pinnacle West Capital Corp.	107	11,098
Portland General Electric Co.	64	3,324
PPL Corp.	847	31,712
Southern Co.	1,284	124,163
TXNM Energy, Inc.	234	13,820
Xcel Energy, Inc.	722	59,890
		1,229,758
Electrical Equipment (1.4%)
Acuity, Inc.	40	11,591
American Superconductor Corp. (a)	20	1,071
AMETEK, Inc.	294	69,237
Array Technologies, Inc. (a)	254	1,966
Atkore, Inc.	52	4,064
Bloom Energy Corp., Class A (a)	255	72,257
Eaton Corp. PLC	481	208,278
Emerson Electric Co.	640	89,881
EnerSys	44	9,383
Enovix Corp. (a)	218	1,454
Eos Energy Enterprises, Inc. (a)(b)	243	1,628
GE Vernova, Inc.	329	356,458
Generac Holdings, Inc. (a)	100	25,923
Hubbell, Inc.	76	38,621
Nextpower, Inc., Class A (a)	152	18,108
NuScale Power Corp. (a)	177	2,205
nVent Electric PLC	218	31,152
Plug Power, Inc. (a)(b)	997	3,120
Powell Industries, Inc.	44	12,200
Preformed Line Products Co.	3	997
Regal Rexnord Corp.	91	19,568
Rockwell Automation, Inc.	133	54,385
Sensata Technologies Holding PLC	142	5,913
Shoals Technologies Group, Inc., Class A (a)	673	5,344
Sunrun, Inc. (a)	166	2,113
Thermon Group Holdings, Inc. (a)	14	847
Vertiv Holdings Co., Class A	425	139,608
Vicor Corp. (a)	40	10,771
		1,198,143
Electronic Equipment, Instruments & Components (1.1%)
Advanced Energy Industries, Inc.	40	15,356
Amphenol Corp., Class A	1,441	212,216
Arlo Technologies, Inc. (a)	39	548
	Shares	Value

Arrow Electronics, Inc. (a)	76	$14,275
Avnet, Inc.	80	6,601
Badger Meter, Inc.	17	2,055
Bel Fuse, Inc., Class B	6	1,655
Belden, Inc.	19	2,137
Benchmark Electronics, Inc.	67	5,497
CDW Corp.	157	21,495
Cognex Corp.	214	11,879
Coherent Corp. (a)	156	49,875
Corning, Inc.	943	154,878
Crane NXT Co.	33	1,474
CTS Corp.	9	514
Daktronics, Inc. (a)	29	570
ePlus, Inc.	27	2,287
Fabrinet (Thailand) (a)	43	29,389
Flex Ltd. (a)	450	41,197
Insight Enterprises, Inc. (a)	13	948
IPG Photonics Corp. (a)	67	7,968
Itron, Inc. (a)	32	2,682
Jabil, Inc.	130	43,874
Keysight Technologies, Inc. (a)	222	77,680
Knowles Corp. (a)	90	2,807
Littelfuse, Inc.	16	6,467
Mirion Technologies, Inc. (a)	222	4,385
Napco Security Technologies, Inc.	16	748
nLight, Inc. (a)	122	8,522
Novanta, Inc. (a)	68	8,808
OSI Systems, Inc. (a)	27	7,747
PC Connection, Inc.	6	382
Plexus Corp. (a)	36	9,021
Powerfleet, Inc. NJ (a)	75	242
Ralliant Corp.	133	6,044
Rogers Corp. (a)	34	4,615
Sanmina Corp. (a)	77	16,772
ScanSource, Inc. (a)	47	1,933
TD SYNNEX Corp.	94	21,449
Teledyne Technologies, Inc. (a)	52	33,584
TTM Technologies, Inc. (a)	153	24,208
Vishay Intertechnology, Inc.	293	8,488
Vontier Corp.	299	10,728
Zebra Technologies Corp., Class A (a)	66	14,933
		898,933
Energy Equipment & Services (0.5%)
Archrock, Inc.	268	10,385
Atlas Energy Solutions, Inc. (b)	155	2,694
Baker Hughes Co.	1,233	85,903
Bristow Group, Inc.	14	688
Cactus, Inc., Class A	148	8,247
Core Laboratories, Inc.	30	440
Expro Group Holdings NV (a)	45	819
Halliburton Co.	1,047	44,288
Helix Energy Solutions Group, Inc. (a)	594	6,148
Helmerich & Payne, Inc.	162	6,542
Innovex International, Inc. (a)	24	666

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Energy Equipment & Services (cont'd)
Kodiak Gas Services, Inc.	56	$3,797
Liberty Energy, Inc.	171	5,778
Noble Corp. PLC (b)	311	15,870
NOV, Inc.	298	6,097
Oceaneering International, Inc. (a)	83	3,116
Oil States International, Inc. (a)	579	6,647
Patterson-UTI Energy, Inc.	625	7,638
RPC, Inc.	74	583
Seadrill Ltd. (Norway) (a)	215	10,683
Select Water Solutions, Inc.	43	719
SLB Ltd.	1,924	109,437
Solaris Energy Infrastructure, Inc.	66	4,873
TechnipFMC PLC (United Kingdom)	512	38,692
Tidewater, Inc. (a)	39	3,484
WaterBridge Infrastructure LLC, Class A	310	9,343
Weatherford International PLC	96	10,594
		404,171
Entertainment (1.4%)
AMC Entertainment Holdings, Inc., Class A (a)	648	985
Atlanta Braves Holdings, Inc., Class C (a)	45	2,223
Cinemark Holdings, Inc.	62	1,830
Electronic Arts, Inc.	270	54,640
Liberty Media Corp.-Liberty Formula One, Class A (a)	23	1,822
Liberty Media Corp.-Liberty Formula One, Class C (a)	289	24,840
Live Nation Entertainment, Inc. (a)	192	30,324
Madison Square Garden Entertainment Corp. (a)	109	7,294
Madison Square Garden Sports Corp. (a)	26	8,904
Netflix, Inc. (a)	5,168	483,777
Playtika Holding Corp.	69	252
ROBLOX Corp., Class A (a)	805	44,484
Roku, Inc. (a)	166	19,349
Sphere Entertainment Co. (a)	48	6,838
Spotify Technology SA (Sweden) (a)	191	85,291
Take-Two Interactive Software, Inc. (a)	226	48,310
TKO Group Holdings, Inc.	103	19,167
Walt Disney Co.	2,142	222,233
Warner Bros Discovery, Inc. (a)	2,782	75,253
Warner Music Group Corp., Class A	255	7,209
		1,145,025
Financial Services (2.9%)
Affirm Holdings, Inc. (a)	346	22,241
Apollo Global Management, Inc.	534	68,736
Banco Latinoamericano de Comercio Exterior SA (Panama)	10	534
Berkshire Hathaway, Inc., Class B (a)	1,691	800,858
Block, Inc. (a)	539	38,005
Cannae Holdings, Inc.	94	1,270
Cantaloupe, Inc. (a)	45	491
Cass Information Systems, Inc.	63	2,979
Chime Financial, Inc., Class A (a)	280	6,121
Corebridge Financial, Inc.	397	10,933
Corpay, Inc. (a)	78	23,905
	Shares	Value

Enact Holdings, Inc.	10	$427
Equitable Holdings, Inc.	514	21,691
Essent Group Ltd.	81	4,902
Euronet Worldwide, Inc. (a)	22	1,592
EVERTEC, Inc. (Puerto Rico)	88	2,599
Federal Agricultural Mortgage Corp., Class C	2	348
Fidelity National Information Services, Inc.	590	27,453
Fiserv, Inc. (a)	705	44,168
Flywire Corp. (a)	41	554
Global Payments, Inc.	303	21,804
Jack Henry & Associates, Inc.	81	12,454
Jackson Financial, Inc., Class A	87	10,072
Marqeta, Inc., Class A (a)	1,565	6,792
Mastercard, Inc., Class A	985	495,376
Merchants Bancorp	11	512
MGIC Investment Corp.	245	6,488
NCR Atleos Corp. (a)	55	2,441
NMI Holdings, Inc. (a)	47	1,819
Paymentus Holdings, Inc., Class A (a)	13	365
Payoneer Global, Inc. (a)	276	1,374
PayPal Holdings, Inc.	1,071	53,700
Paysafe Ltd. (a)	25	226
PennyMac Financial Services, Inc.	72	6,501
Radian Group, Inc.	203	7,274
Remitly Global, Inc. (a)	246	5,385
Rocket Cos., Inc., Class A (a)	1,657	24,225
Sezzle, Inc. (a)(b)	9	716
Shift4 Payments, Inc., Class A (a)	50	2,214
Toast, Inc., Class A (a)	686	19,565
UWM Holdings Corp.	1,256	4,446
Velocity Financial, Inc. (a)	20	386
Visa, Inc., Class A	2,054	677,491
Voya Financial, Inc.	151	12,376
Walker & Dunlop, Inc.	127	6,394
Western Union Co.	208	1,891
WEX, Inc. (a)	54	8,118
		2,470,212
Food Products (0.5%)
Archer-Daniels-Midland Co.	569	42,413
Bunge Global SA	139	17,663
Calavo Growers, Inc.	174	4,900
Cal-Maine Foods, Inc. (b)	119	9,194
Campbell's Co. (b)	286	5,946
Conagra Brands, Inc.	381	5,467
Darling Ingredients, Inc. (a)	201	12,910
Dole PLC	26	395
Flowers Foods, Inc.	130	1,178
Fresh Del Monte Produce, Inc.	12	503
Freshpet, Inc. (a)	90	6,064
General Mills, Inc.	772	27,259
Hershey Co.	185	34,362
Hormel Foods Corp.	240	5,153
Ingredion, Inc.	76	8,492
J&J Snack Foods Corp.	2	177
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Food Products (cont'd)
J.M. Smucker Co.	96	$9,411
John B Sanfilippo & Son, Inc.	29	2,372
Kraft Heinz Co.	1,142	25,878
Lamb Weston Holdings, Inc.	137	5,966
Limoneira Co.	478	6,085
Marzetti Co.	10	1,303
McCormick & Co., Inc.	313	15,913
Mission Produce, Inc. (a)(b)	34	471
Mondelez International, Inc., Class A	1,629	100,086
Pilgrim's Pride Corp.	46	1,523
Post Holdings, Inc. (a)	87	9,113
Seneca Foods Corp., Class A (a)	4	559
Simply Good Foods Co. (a)	209	2,794
Tootsie Roll Industries, Inc.	75	3,166
Tyson Foods, Inc., Class A	367	23,514
Utz Brands, Inc.	27	215
Vital Farms, Inc. (a)(b)	11	150
Westrock Coffee Co. (a)(b)	57	336
		390,931
Gas Utilities (0.1%)
Atmos Energy Corp.	240	45,595
Chesapeake Utilities Corp.	27	3,405
MDU Resources Group, Inc.	392	8,832
National Fuel Gas Co.	143	12,066
New Jersey Resources Corp.	128	7,208
Northwest Natural Holding Co.	46	2,438
ONE Gas, Inc.	109	9,725
Southwest Gas Holdings, Inc.	57	5,361
Spire, Inc.	135	12,309
UGI Corp.	300	10,827
		117,766
Ground Transportation (0.9%)
ArcBest Corp.	6	765
Avis Budget Group, Inc. (a)	22	3,975
Covenant Logistics Group, Inc.	18	628
CSX Corp.	2,215	100,627
Heartland Express, Inc.	487	6,516
JB Hunt Transport Services, Inc.	91	22,889
Knight-Swift Transportation Holdings, Inc.	178	11,552
Landstar System, Inc.	47	8,651
Lyft, Inc. (a)	323	4,570
Marten Transport Ltd.	566	8,535
Norfolk Southern Corp.	313	98,855
Old Dominion Freight Line, Inc.	236	50,134
RXO, Inc. (a)	117	2,337
Ryder System, Inc.	26	6,598
Saia, Inc. (a)	36	16,158
Schneider National, Inc., Class B	16	497
Uber Technologies, Inc. (a)	2,428	181,153
U-Haul Holding Co.	168	8,012
Union Pacific Corp.	727	195,912
Universal Logistics Holdings, Inc. (b)	13	313
	Shares	Value

Werner Enterprises, Inc.	84	$3,097
XPO, Inc. (a)	150	33,020
		764,794
Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	2,117	192,202
Align Technology, Inc. (a)	71	12,497
Alphatec Holdings, Inc. (a)	131	1,279
Artivion, Inc. (a)	49	1,756
AtriCure, Inc. (a)	52	1,462
Avanos Medical, Inc. (a)	449	11,054
Axogen, Inc. (a)	22	950
Baxter International, Inc.	663	11,656
Becton Dickinson & Co.	368	54,847
Boston Scientific Corp. (a)	1,892	108,998
CONMED Corp.	7	257
Cooper Cos., Inc. (a)	309	19,436
Dentsply Sirona, Inc.	119	1,398
Dexcom, Inc. (a)	517	30,787
Edwards Lifesciences Corp. (a)	687	57,364
Embecta Corp.	29	265
Enovis Corp. (a)	124	2,907
Envista Holdings Corp. (a)	268	6,952
GE HealthCare Technologies, Inc.	525	31,941
Glaukos Corp. (a)	50	7,183
Globus Medical, Inc., Class A (a)	202	18,216
Haemonetics Corp. (a)	27	1,622
ICU Medical, Inc. (a)	14	1,669
IDEXX Laboratories, Inc. (a)	93	52,154
Inspire Medical Systems, Inc. (a)	41	2,302
Insulet Corp. (a)	75	12,910
Integer Holdings Corp. (a)	51	4,514
Integra LifeSciences Holdings Corp. (a)	20	211
Intuitive Surgical, Inc. (a)	437	199,976
iRadimed Corp.	7	584
IRhythm Holdings, Inc. (a)	24	3,100
Lantheus Holdings, Inc. (a)	101	8,547
LeMaitre Vascular, Inc.	29	3,183
Masimo Corp. (a)	60	10,706
Medline, Inc., Class A (a)	538	23,925
Medtronic PLC	1,593	128,985
Merit Medical Systems, Inc. (a)	89	6,068
Neogen Corp. (a)	524	4,926
Novocure Ltd. (a)	169	2,570
Omnicell, Inc. (a)	12	497
Orthofix Medical, Inc. (a)	497	5,845
Penumbra, Inc. (a)	49	15,998
Procept Biorobotics Corp. (a)	33	793
Pulse Biosciences, Inc. (a)(b)	22	466
QuidelOrtho Corp. (a)	106	1,304
ResMed, Inc.	166	35,492
RxSight, Inc. (a)	24	170
SI-BONE, Inc. (a)	27	335
Solventum Corp. (a)	129	8,689
STAAR Surgical Co. (a)	23	606

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Health Care Equipment & Supplies (cont'd)
STERIS PLC	114	$24,724
Stryker Corp.	427	134,561
Tandem Diabetes Care, Inc. (a)	21	410
Teleflex, Inc.	37	4,585
TransMedics Group, Inc. (a)(b)	41	4,132
UFP Technologies, Inc. (a)	2	383
Zimmer Biomet Holdings, Inc.	206	16,981
		1,297,330
Health Care Providers & Services (1.7%)
Acadia Healthcare Co., Inc. (a)	77	1,994
AdaptHealth Corp. (a)	38	498
Addus HomeCare Corp. (a)	17	1,647
Alignment Healthcare, Inc. (a)	110	2,479
AMN Healthcare Services, Inc. (a)	18	368
Ardent Health, Inc. (a)	29	283
Astrana Health, Inc. (a)	131	4,472
Aveanna Healthcare Holdings, Inc. (a)	72	471
BrightSpring Health Services, Inc. (a)	75	3,598
Brookdale Senior Living, Inc. (a)	361	5,184
Cardinal Health, Inc.	288	55,549
Cencora, Inc.	215	66,222
Centene Corp. (a)	674	36,187
Chemed Corp.	18	7,650
Cigna Group	348	101,122
Clover Health Investments Corp. (a)	652	1,793
Concentra Group Holdings Parent, Inc.	90	2,022
CorVel Corp. (a)	18	1,034
CVS Health Corp.	1,514	126,101
DaVita, Inc. (a)	68	10,550
Elevance Health, Inc.	276	103,892
Encompass Health Corp.	123	12,300
Ensign Group, Inc.	70	13,068
GeneDx Holdings Corp. (a)	16	1,006
Guardant Health, Inc. (a)	124	10,798
HCA Healthcare, Inc.	204	88,628
HealthEquity, Inc. (a)	83	6,808
Henry Schein, Inc. (a)	81	6,042
Hims & Hers Health, Inc. (a)(b)	340	9,238
Humana, Inc.	158	37,357
Labcorp Holdings, Inc.	91	23,369
LifeStance Health Group, Inc. (a)	1,029	7,790
McKesson Corp.	153	124,726
Molina Healthcare, Inc. (a)	59	11,483
National HealthCare Corp.	4	693
NeoGenomics, Inc. (a)	562	5,204
NRC Health	121	1,992
OPKO Health, Inc. (a)	253	285
Option Care Health, Inc. (a)	111	2,257
PACS Group, Inc. (a)	37	1,241
Pediatrix Medical Group, Inc. (a)	26	585
Pennant Group, Inc. (a)	14	438
Privia Health Group, Inc. (a)	87	2,162
Progyny, Inc. (a)	113	2,100
	Shares	Value

Quest Diagnostics, Inc.	177	$34,373
RadNet, Inc. (a)	63	3,563
Select Medical Holdings Corp.	194	3,184
Surgery Partners, Inc. (a)	86	1,207
Tenet Healthcare Corp. (a)	109	19,306
U.S. Physical Therapy, Inc.	36	2,564
UnitedHealth Group, Inc.	1,132	419,383
Universal Health Services, Inc., Class B	91	15,313
		1,401,579
Health Care REITs (0.4%)
Alexandria Real Estate Equities, Inc. REIT	141	5,712
American Healthcare REIT, Inc. REIT	301	15,285
CareTrust REIT, Inc. REIT	332	13,097
Chiron Real Estate, Inc. REIT	57	1,999
Healthcare Realty Trust, Inc. REIT	280	5,236
Healthpeak Properties, Inc. REIT	508	8,214
LTC Properties, Inc. REIT	10	382
Medical Properties Trust, Inc. REIT (b)	337	1,665
National Health Investors, Inc. REIT	24	1,846
Omega Healthcare Investors, Inc. REIT	296	13,903
Sabra Health Care REIT, Inc. REIT	172	3,553
Sila Realty Trust, Inc. REIT	14	426
Universal Health Realty Income Trust REIT	61	2,483
Ventas, Inc. REIT	589	51,750
Welltower, Inc. REIT	873	189,738
		315,289
Health Care Technology (0.0%) ‡
Certara, Inc. (a)	33	202
Doximity, Inc., Class A (a)	283	6,917
Evolent Health, Inc., Class A (a)	34	127
GoodRx Holdings, Inc., Class A (a)	80	189
HealthStream, Inc.	11	228
HeartFlow, Inc. (a)	177	5,268
Phreesia, Inc. (a)	15	138
Schrodinger, Inc. (a)	95	1,136
Teladoc Health, Inc. (a)	293	1,776
Veeva Systems, Inc., Class A (a)	166	25,891
Waystar Holding Corp. (a)	51	1,090
		42,962
Hotel & Resort REITs (0.1%)
Apple Hospitality REIT, Inc. REIT	31	418
DiamondRock Hospitality Co. REIT	239	2,438
Host Hotels & Resorts, Inc. REIT	1,169	24,701
Park Hotels & Resorts, Inc. REIT	250	2,868
Pebblebrook Hotel Trust REIT	249	3,498
RLJ Lodging Trust REIT	51	420
Ryman Hospitality Properties, Inc. REIT	116	12,190
Sunstone Hotel Investors, Inc. REIT	289	2,838
Xenia Hotels & Resorts, Inc. REIT	35	569
		49,940
Hotels, Restaurants & Leisure (1.8%)
Accel Entertainment, Inc. (a)	428	5,346
Airbnb, Inc., Class A (a)	560	78,602
Aramark	303	13,844
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Hotels, Restaurants & Leisure (cont'd)
BJ's Restaurants, Inc. (a)	11	$422
Bloomin' Brands, Inc.	50	305
Booking Holdings, Inc.	995	167,518
Boyd Gaming Corp.	71	6,173
Brinker International, Inc. (a)	58	8,830
Caesars Entertainment, Inc. (a)	175	4,865
Carnival Corp.	1,299	34,436
Cava Group, Inc. (a)	148	13,825
Cheesecake Factory, Inc.	32	2,012
Chipotle Mexican Grill, Inc. (a)	1,594	54,180
Choice Hotels International, Inc.	14	1,387
Churchill Downs, Inc.	71	7,170
Cracker Barrel Old Country Store, Inc. (b)	9	282
Darden Restaurants, Inc.	156	31,287
Domino's Pizza, Inc.	45	15,274
DoorDash, Inc., Class A (a)	454	76,567
DraftKings, Inc., Class A (a)	640	14,925
Dutch Bros, Inc., Class A (a)	117	6,729
Expedia Group, Inc.	132	32,785
First Watch Restaurant Group, Inc. (a)	20	262
Flutter Entertainment PLC (a)	208	22,449
Genius Sports Ltd. (United Kingdom) (a)	157	685
Global Business Travel Group I (a)(b)	1,194	6,997
Golden Entertainment, Inc.	14	400
Hilton Grand Vacations, Inc. (a)	44	2,067
Hilton Worldwide Holdings, Inc.	280	90,740
Hyatt Hotels Corp., Class A (b)	38	6,368
Krispy Kreme, Inc. (a)(b)	81	319
Kura Sushi USA, Inc., Class A (a)	42	2,313
Las Vegas Sands Corp.	435	23,755
Life Time Group Holdings, Inc. (a)	62	1,662
Lucky Strike Entertainment Corp.	39	310
Marriott International, Inc., Class A	292	105,613
Marriott Vacations Worldwide Corp.	25	1,800
McDonald's Corp.	882	258,946
MGM Resorts International (a)	281	10,942
Monarch Casino & Resort, Inc.	5	593
Norwegian Cruise Line Holdings Ltd. (a)	665	12,090
Papa John's International, Inc.	11	398
Penn Entertainment, Inc. (a)	106	1,851
Planet Fitness, Inc., Class A (a)	63	4,200
Portillo's, Inc., Class A (a)	30	188
Pursuit Attractions & Hospitality, Inc. (a)	11	463
Red Rock Resorts, Inc., Class A	35	1,889
Royal Caribbean Cruises Ltd.	299	78,864
Sabre Corp. (a)	152	278
Shake Shack, Inc., Class A (a)	36	3,689
Six Flags Entertainment Corp. (a)	348	6,535
Starbucks Corp.	1,412	148,726
Target Hospitality Corp. (a)	51	742
Texas Roadhouse, Inc.	74	11,913
Travel & Leisure Co.	113	7,307
United Parks & Resorts, Inc. (a)(b)	9	317
	Shares	Value

Vail Resorts, Inc. (b)	64	$8,140
Viking Holdings Ltd. (a)	142	11,631
Wendy's Co. (b)	854	5,944
Wingstop, Inc.	28	4,594
Wyndham Hotels & Resorts, Inc.	174	14,160
Wynn Resorts Ltd.	118	12,639
Yum! Brands, Inc.	342	54,600
		1,504,143
Household Durables (0.3%)
Beazer Homes USA, Inc. (a)	116	2,504
Cavco Industries, Inc. (a)	6	3,042
Century Communities, Inc.	39	2,185
Champion Homes, Inc. (a)	34	2,592
Cricut, Inc., Class A (b)	71	306
DR Horton, Inc.	326	50,158
Dream Finders Homes, Inc., Class A (a)(b)	208	3,037
Green Brick Partners, Inc. (a)	47	3,170
Hovnanian Enterprises, Inc., Class A (a)	4	450
Installed Building Products, Inc.	37	10,676
KB Home	35	1,855
La-Z-Boy, Inc.	98	3,404
Legacy Housing Corp. (a)	15	326
Leggett & Platt, Inc.	49	533
Lennar Corp., Class A	321	28,986
LGI Homes, Inc. (a)	176	8,619
M/I Homes, Inc. (a)	13	1,709
Mohawk Industries, Inc. (a)	93	9,817
Newell Brands, Inc.	404	1,648
NVR, Inc. (a)	3	18,948
PulteGroup, Inc.	270	33,037
SharkNinja, Inc. (a)	88	10,167
Somnigroup International, Inc.	313	23,744
Sonos, Inc. (a)	242	3,589
Taylor Morrison Home Corp. (a)	74	4,495
Toll Brothers, Inc.	94	13,361
TopBuild Corp. (a)	33	14,609
Tri Pointe Homes, Inc. (a)	156	7,315
Whirlpool Corp. (b)	71	3,980
		268,262
Household Products (0.7%)
Central Garden & Pet Co., Class A (a)	131	4,396
Church & Dwight Co., Inc.	303	29,409
Clorox Co.	111	10,705
Colgate-Palmolive Co.	976	83,311
Kimberly-Clark Corp.	411	40,455
Oil-Dri Corp. of America	8	584
Procter & Gamble Co.	2,867	421,707
Reynolds Consumer Products, Inc.	86	1,803
Spectrum Brands Holdings, Inc.	5	413
WD-40 Co.	10	2,100
		594,883
Independent Power & Renewable Electricity Producers (0.2%)
AES Corp.	896	12,947
Brookfield Renewable Corp. (Canada)	303	10,987

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Independent Power & Renewable Electricity Producers (cont'd)
Clearway Energy, Inc., Class A	66	$2,668
Clearway Energy, Inc., Class C	155	6,256
Ormat Technologies, Inc.	94	10,801
Talen Energy Corp. (a)	50	18,621
Vistra Corp.	424	66,924
XPLR Infrastructure LP (a)	533	5,516
		134,720
Industrial Conglomerates (0.3%)
3M Co.	654	95,824
Honeywell International, Inc.	788	168,892
		264,716
Industrial REITs (0.3%)
Americold Realty Trust, Inc. REIT	336	4,109
EastGroup Properties, Inc. REIT	98	19,718
First Industrial Realty Trust, Inc. REIT	95	5,891
Innovative Industrial Properties, Inc. REIT	33	1,790
Lineage, Inc. REIT	193	7,118
LXP Industrial Trust REIT	49	2,495
One Liberty Properties, Inc. REIT	112	2,544
Prologis, Inc. REIT	1,098	155,938
Rexford Industrial Realty, Inc. REIT	169	6,065
STAG Industrial, Inc. REIT	85	3,279
Terreno Realty Corp. REIT	81	5,281
		214,228
Information Technology Services (0.9%)
Accenture PLC, Class A	735	131,352
Akamai Technologies, Inc. (a)	184	18,948
Amdocs Ltd.	138	8,925
Applied Digital Corp. (a)	260	8,905
Cloudflare, Inc., Class A (a)	380	77,889
Cognizant Technology Solutions Corp., Class A	565	29,889
CoreWeave, Inc., Class A (a)	314	35,042
DigitalOcean Holdings, Inc. (a)	117	11,282
DXC Technology Co. (a)	129	1,460
EPAM Systems, Inc. (a)	51	5,803
Everforth, Inc. (a)	41	865
Fastly, Inc., Class A (a)	251	6,339
Gartner, Inc. (a)	108	16,037
Globant SA (a)	127	5,236
GoDaddy, Inc., Class A (a)	112	9,721
Grid Dynamics Holdings, Inc. (a)	26	148
Hackett Group, Inc.	180	2,324
International Business Machines Corp.	1,158	267,475
Kyndryl Holdings, Inc. (a)	789	10,904
MongoDB, Inc. (a)	117	29,347
Okta, Inc. (a)	189	13,920
Snowflake, Inc., Class A (a)	388	52,950
Twilio, Inc., Class A (a)	156	23,097
VeriSign, Inc.	108	29,015
		796,873
Insurance (1.6%)
Aflac, Inc.	597	67,861
Allstate Corp.	313	68,002
	Shares	Value

American Financial Group, Inc.	61	$8,129
American International Group, Inc.	681	50,939
AMERISAFE, Inc.	42	1,273
Aon PLC, Class A	246	76,666
Arch Capital Group Ltd. (a)	374	35,328
Arthur J Gallagher & Co.	314	64,810
Assurant, Inc.	66	15,594
Assured Guaranty Ltd.	24	1,966
Axis Capital Holdings Ltd.	95	9,539
Baldwin Insurance Group, Inc. (a)	194	4,408
Bowhead Specialty Holdings, Inc. (a)	9	214
Brighthouse Financial, Inc. (a)	179	11,144
Brown & Brown, Inc.	365	21,955
Cincinnati Financial Corp.	182	29,775
CNA Financial Corp.	149	7,186
CNO Financial Group, Inc.	189	8,401
Donegal Group, Inc., Class A	97	1,632
Employers Holdings, Inc.	40	1,685
Erie Indemnity Co., Class A	22	4,816
Everest Group Ltd.	47	16,768
F&G Annuities & Life, Inc.	23	659
Fidelity National Financial, Inc.	376	19,665
First American Financial Corp.	72	5,049
Genworth Financial, Inc. (a)	226	1,987
Globe Life, Inc.	133	20,522
Goosehead Insurance, Inc., Class A (a)	14	627
Hagerty, Inc., Class A (a)	288	2,926
Hamilton Insurance Group Ltd., Class B (Bermuda)	114	3,736
Hanover Insurance Group, Inc.	51	9,572
Hartford Insurance Group, Inc.	318	43,506
HCI Group, Inc.	10	1,536
Heritage Insurance Holdings, Inc. (a)	22	645
Horace Mann Educators Corp.	42	1,908
Investors Title Co.	7	1,657
Kemper Corp.	32	1,078
Kinsale Capital Group, Inc.	21	6,796
Lemonade, Inc. (a)	45	2,549
Lincoln National Corp.	228	8,621
Loews Corp.	158	17,792
Markel Group, Inc. (a)	15	26,587
Marsh & McLennan Cos., Inc.	621	104,148
Mercury General Corp.	27	2,627
MetLife, Inc.	726	58,153
Neptune Insurance Holdings, Inc., Class A (a)	210	5,277
Old Republic International Corp.	245	9,788
Oscar Health, Inc., Class A (a)	233	4,301
Palomar Holdings, Inc. (a)	60	7,223
Primerica, Inc.	30	8,438
Principal Financial Group, Inc.	230	23,209
ProAssurance Corp. (a)	102	2,519
Progressive Corp.	744	149,752
Prudential Financial, Inc.	397	38,950
Reinsurance Group of America, Inc.	70	14,802
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Insurance (cont'd)
RenaissanceRe Holdings Ltd.	53	$16,269
RLI Corp.	135	6,989
Root, Inc., Class A (a)	3	163
Ryan Specialty Holdings, Inc.	69	2,399
Safety Insurance Group, Inc.	5	376
Selective Insurance Group, Inc.	30	2,518
SiriusPoint Ltd. (Sweden) (a)	115	2,692
Skyward Specialty Insurance Group, Inc. (a)	39	1,773
Slide Insurance Holdings, Inc. (a)	254	4,737
Stewart Information Services Corp.	53	3,709
Tiptree, Inc.	16	276
Travelers Cos., Inc.	283	86,355
Trupanion, Inc. (a)	43	1,032
United Fire Group, Inc.	74	2,984
Universal Insurance Holdings, Inc.	16	634
Unum Group	219	17,603
W.R. Berkley Corp.	255	17,042
White Mountains Insurance Group Ltd.	5	11,160
Willis Towers Watson PLC	111	28,438
		1,321,845
Interactive Media & Services (8.1%)
Alphabet, Inc., Class A	7,157	2,754,014
Alphabet, Inc., Class C	6,176	2,358,861
Angi, Inc. (a)	28	206
Cargurus, Inc. (a)	64	2,333
Cars.com, Inc. (a)	31	341
EverQuote, Inc., Class A (a)	17	245
fuboTV, Inc., Class A (a)(b)	10	123
Grindr, Inc. (Singapore) (a)	20	267
IAC, Inc. (a)	184	8,199
Match Group, Inc.	322	12,049
Meta Platforms, Inc., Class A	2,664	1,630,128
Pinterest, Inc., Class A (a)	550	10,813
QuinStreet, Inc. (a)	23	293
Reddit, Inc., Class A (a)	140	20,612
Rumble, Inc. (a)(b)	522	3,931
Shutterstock, Inc.	23	372
Snap, Inc., Class A (a)	1,977	12,000
TripAdvisor, Inc. (a)	113	1,258
Trump Media & Technology Group Corp. (a)	106	970
Webtoon Entertainment, Inc. (Korea, Republic of) (a)(b)	45	551
Yelp, Inc. (a)	11	304
Ziff Davis, Inc. (a)	50	2,288
ZoomInfo Technologies, Inc. (a)	206	1,288
		6,821,446
Leisure Products (0.1%)
Acushnet Holdings Corp.	40	3,873
Brunswick Corp.	85	6,753
Callaway Golf Co. (a)	209	3,198
Hasbro, Inc.	134	12,842
Malibu Boats, Inc., Class A (a)	14	358
Mattel, Inc. (a)	546	8,234
	Shares	Value

Peloton Interactive, Inc., Class A (a)	368	$2,006
Polaris, Inc.	133	8,814
Sturm Ruger & Co., Inc.	10	434
YETI Holdings, Inc. (a)	55	2,170
		48,682
Life Sciences Tools & Services (0.8%)
10X Genomics, Inc., Class A (a)	273	6,020
Adaptive Biotechnologies Corp. (a)	156	2,200
Agilent Technologies, Inc.	399	46,104
Avantor, Inc. (a)	691	5,597
Azenta, Inc. (a)	13	319
BioLife Solutions, Inc. (a)	16	337
Bio-Rad Laboratories, Inc., Class A (a)	18	5,042
Bio-Techne Corp.	206	11,396
Bruker Corp.	77	2,827
Charles River Laboratories International, Inc. (a)	48	8,014
Danaher Corp.	757	135,465
ICON PLC ADR (a)	117	13,845
Illumina, Inc. (a)	203	25,728
IQVIA Holdings, Inc. (a)	202	31,991
Medpace Holdings, Inc. (a)	27	11,304
Mesa Laboratories, Inc.	3	300
Mettler-Toledo International, Inc. (a)	24	30,639
Repligen Corp. (a)	71	8,400
Revvity, Inc.	174	15,072
Sotera Health Co. (a)	126	1,961
Tempus AI, Inc. (a)(b)	82	4,549
Thermo Fisher Scientific, Inc.	467	223,674
Waters Corp. (a)	126	38,963
West Pharmaceutical Services, Inc.	85	25,295
		655,042
Machinery (2.1%)
AGCO Corp.	114	13,796
Alamo Group, Inc.	2	347
Albany International Corp., Class A	32	1,857
Alliance Laundry Holdings, Inc. (a)(b)	348	8,829
Allison Transmission Holdings, Inc.	106	14,241
Astec Industries, Inc.	10	650
Atmus Filtration Technologies, Inc.	123	7,798
Blue Bird Corp. (a)	10	641
Caterpillar, Inc.	581	517,154
CECO Environmental Corp. (a)	18	1,335
Chart Industries, Inc. (a)	56	11,642
CNH Industrial NV	1,100	11,781
Crane Co.	94	16,707
Cummins, Inc.	158	106,020
Deere & Co.	305	179,910
Donaldson Co., Inc.	120	10,580
Douglas Dynamics, Inc.	85	3,921
Dover Corp.	178	40,301
Energy Recovery, Inc. (a)	24	266
Enerpac Tool Group Corp.	188	6,599
Enpro, Inc.	28	8,163
Esab Corp.	59	5,798

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Machinery (cont'd)
ESCO Technologies, Inc.	21	$6,803
Federal Signal Corp.	48	5,910
Flowserve Corp.	163	12,003
Fortive Corp.	430	25,710
Franklin Electric Co., Inc.	56	5,611
Gates Industrial Corp. PLC (a)	580	14,854
Gorman-Rupp Co.	11	833
Graco, Inc.	195	15,653
Greenbrier Cos., Inc.	9	442
Helios Technologies, Inc.	84	5,746
Hillman Solutions Corp. (a)	245	1,999
Hyster-Yale, Inc.	9	355
IDEX Corp.	103	22,439
Illinois Tool Works, Inc.	347	89,529
Ingersoll Rand, Inc.	503	40,170
ITT, Inc.	94	20,148
JBT Marel Corp.	50	5,905
Kadant, Inc.	7	2,052
Kennametal, Inc.	93	3,600
Lincoln Electric Holdings, Inc.	61	16,165
Lindsay Corp.	14	1,568
Middleby Corp. (a)	67	9,404
Mueller Industries, Inc.	107	14,491
Mueller Water Products, Inc., Class A	125	3,486
Nordson Corp.	49	14,134
Omega Flex, Inc.	247	7,785
Oshkosh Corp.	57	8,909
Otis Worldwide Corp.	530	41,276
PACCAR, Inc.	585	69,498
Parker-Hannifin Corp.	151	137,322
Pentair PLC	204	16,465
Proto Labs, Inc. (a)	11	713
RBC Bearings, Inc. (a)	40	23,964
Snap-on, Inc.	58	22,237
SPX Technologies, Inc. (a)	59	12,916
Standex International Corp.	12	3,276
Stanley Black & Decker, Inc.	219	17,117
Symbotic, Inc. (a)(b)	55	3,250
Tennant Co.	5	415
Terex Corp.	150	9,330
Timken Co.	39	4,325
Toro Co.	151	14,371
Trinity Industries, Inc.	66	2,152
Wabash National Corp.	162	1,408
Watts Water Technologies, Inc., Class A	33	9,905
Westinghouse Air Brake Technologies Corp.	204	55,058
Worthington Enterprises, Inc.	30	1,628
Xylem, Inc.	308	36,393
		1,807,059
Marine Transportation (0.0%) ‡
Costamare, Inc. (Monaco)	40	665
Genco Shipping & Trading Ltd.	30	727
	Shares	Value

Global Ship Lease, Inc., Class A (United Kingdom)	116	$4,686
Kirby Corp. (a)	58	8,731
Matson, Inc.	36	6,280
Star Bulk Carriers Corp. (Greece)	104	2,614
		23,703
Media (0.2%)
Cable One, Inc. (a)	2	183
Charter Communications, Inc., Class A (a)	110	18,169
DoubleVerify Holdings, Inc. (a)	169	1,862
EchoStar Corp., Class A (a)	165	20,318
Fox Corp., Class A	214	13,587
Fox Corp., Class B	144	8,211
Ibotta, Inc., Class A (a)(b)	8	282
John Wiley & Sons, Inc., Class A	45	1,842
Liberty Broadband Corp., Class A (a)	5	192
Liberty Broadband Corp., Class C (a)	158	6,081
Magnite, Inc. (a)	92	1,179
New York Times Co., Class A	218	17,229
News Corp., Class A	484	12,739
News Corp., Class B	276	8,413
Nexstar Media Group, Inc.	54	11,240
Omnicom Group, Inc.	449	34,447
Optimum Communications, Inc., Class A (a)	156	246
Paramount Skydance Corp., Class B	1,279	13,097
Sinclair, Inc.	26	404
Sirius XM Holdings, Inc.	328	8,836
Stagwell, Inc. (a)	67	420
Trade Desk, Inc., Class A (a)	456	10,757
Versant Media Group, Inc.	125	5,024
		194,758
Metals & Mining (0.7%)
Alcoa Corp.	291	18,563
Alpha Metallurgical Resources, Inc. (a)	21	3,916
AURA MINERALS, Inc.	110	9,325
Century Aluminum Co. (a)	89	5,290
Cleveland-Cliffs, Inc. (a)	909	9,272
Coeur Mining, Inc. (a)	620	11,141
Commercial Metals Co.	122	8,413
Freeport-McMoRan, Inc.	1,721	99,439
Hecla Mining Co.	910	16,398
Ivanhoe Electric, Inc. (a)	382	4,901
Kaiser Aluminum Corp.	54	9,203
Materion Corp.	18	3,309
McEwen, Inc. (Canada) (a)	288	6,244
Metallus, Inc. (a)	123	2,367
MP Materials Corp. (a)	152	10,038
Newmont Corp.	1,333	148,083
Nucor Corp.	291	65,559
Perpetua Resources Corp. (a)	32	884
Reliance, Inc.	85	30,813
Royal Gold, Inc.	98	22,871
Ryerson Holding Corp.	16	443
Southern Copper Corp. (Peru)	142	24,356
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Metals & Mining (cont'd)
Steel Dynamics, Inc.	173	$39,558
USA Rare Earth, Inc. (a)(b)	367	9,531
Warrior Met Coal, Inc.	48	4,313
Worthington Steel, Inc.	15	576
		564,806
Mortgage Real Estate Investment (0.1%)
Adamas Trust, Inc. REIT	800	7,184
AGNC Investment Corp. REIT	1,276	14,062
Annaly Capital Management, Inc. REIT	847	19,396
Apollo Commercial Real Estate Finance, Inc. REIT	41	449
Arbor Realty Trust, Inc. REIT (b)	801	6,328
ARMOUR Residential REIT, Inc. REIT	126	2,210
Blackstone Mortgage Trust, Inc., Class A REIT	350	6,647
BrightSpire Capital, Inc. REIT	77	447
Chimera Investment Corp. REIT	33	454
Dynex Capital, Inc. REIT	525	7,150
Ellington Financial, Inc. REIT	329	4,359
Franklin BSP Realty Trust, Inc. REIT	33	300
Invesco Mortgage Capital, Inc. REIT	1,031	8,382
KKR Real Estate Finance Trust, Inc. REIT	707	4,334
Ladder Capital Corp. REIT	220	2,262
MFA Financial, Inc. REIT	42	431
Orchid Island Capital, Inc. REIT (b)	838	5,891
PennyMac Mortgage Investment Trust REIT	158	1,924
Ready Capital Corp. REIT	1,633	3,086
Redwood Trust, Inc. REIT	68	378
Rithm Capital Corp. REIT	394	3,853
Starwood Property Trust, Inc. REIT	267	4,902
TPG RE Finance Trust, Inc. REIT	50	423
Two Harbors Investment Corp. REIT	549	6,352
		111,204
Multi-Utilities (0.5%)
Ameren Corp.	276	31,367
Avista Corp.	56	2,302
Black Hills Corp.	37	2,786
CenterPoint Energy, Inc.	633	27,630
CMS Energy Corp.	266	20,413
Consolidated Edison, Inc.	479	53,404
Dominion Energy, Inc.	914	58,953
DTE Energy Co.	224	33,979
NiSource, Inc.	498	24,043
Northwestern Energy Group, Inc.	7	506
Public Service Enterprise Group, Inc.	681	55,610
Sempra	782	74,384
Unitil Corp.	7	367
WEC Energy Group, Inc.	373	43,992
		429,736
Office REITs (0.0%) ‡
Brandywine Realty Trust REIT	427	1,294
BXP, Inc. REIT	125	7,307
COPT Defense Properties REIT	67	2,094
Cousins Properties, Inc. REIT	93	2,382
Douglas Emmett, Inc. REIT	180	1,946
	Shares	Value

Easterly Government Properties, Inc. REIT	16	$374
Empire State Realty Trust, Inc., Class A REIT	50	278
Highwoods Properties, Inc. REIT	61	1,483
Kilroy Realty Corp. REIT	143	4,756
Piedmont Realty Trust, Inc., Class A REIT (a)	659	5,509
Postal Realty Trust, Inc., Class A REIT	127	2,779
SL Green Realty Corp. REIT	53	2,248
Vornado Realty Trust REIT	285	8,519
		40,969
Oil, Gas & Consumable Fuels (3.3%)
Antero Midstream Corp.	390	8,525
Antero Resources Corp. (a)	329	12,917
APA Corp.	474	19,306
BKV Corp. (Thailand) (a)	22	694
California Resources Corp.	100	6,826
Centrus Energy Corp., Class A (a)	12	2,532
Cheniere Energy, Inc.	261	71,762
Chevron Corp.	2,299	444,420
Chord Energy Corp.	29	4,222
CNX Resources Corp. (a)	285	11,089
Comstock Resources, Inc. (a)	100	1,742
ConocoPhillips	1,518	190,934
Core Natural Resources, Inc.	54	4,846
Coterra Energy, Inc.	815	29,267
Crescent Energy Co., Class A	456	6,133
CVR Energy, Inc. (a)	21	696
Delek U.S. Holdings, Inc.	29	1,351
Devon Energy Corp.	637	32,723
DHT Holdings, Inc.	152	2,809
Diamondback Energy, Inc.	225	46,267
Dorian LPG Ltd.	20	771
DT Midstream, Inc.	115	17,019
Energy Fuels, Inc. (Canada) (a)(b)	213	4,609
EOG Resources, Inc.	674	94,744
EQT Corp.	764	45,901
Excelerate Energy, Inc., Class A	13	454
Expand Energy Corp.	246	25,129
Exxon Mobil Corp.	5,143	793,719
FLEX LNG Ltd. (Norway) (a)(b)	76	2,465
Frontline PLC (Norway)	250	9,122
Granite Ridge Resources, Inc.	72	434
Gulfport Energy Corp. (a)	10	1,925
HF Sinclair Corp.	172	11,560
HighPeak Energy, Inc.	40	271
International Seaways, Inc.	53	4,396
Kinder Morgan, Inc.	2,508	82,438
Kosmos Energy Ltd. (Ghana) (a)	216	665
Magnolia Oil & Gas Corp., Class A	126	3,810
Marathon Petroleum Corp.	376	93,357
Matador Resources Co.	102	6,471
Murphy Oil Corp.	78	3,257
Navigator Holdings Ltd.	30	654
New Fortress Energy, Inc. (a)(b)	59	41
NextDecade Corp. (a)	50	392

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Oil, Gas & Consumable Fuels (cont'd)
Northern Oil & Gas, Inc.	236	$6,410
Occidental Petroleum Corp.	916	55,491
ONEOK, Inc.	748	69,160
Ovintiv, Inc.	332	20,435
Par Pacific Holdings, Inc. (a)	113	7,421
PBF Energy, Inc., Class A	89	3,859
Peabody Energy Corp.	112	2,986
Permian Resources Corp.	759	16,410
Phillips 66	503	90,112
Range Resources Corp.	313	13,615
REX American Resources Corp. (a)	136	6,596
SandRidge Energy, Inc.	412	6,407
Scorpio Tankers, Inc. (Monaco)	43	3,497
SFL Corp. Ltd. (Norway)	47	542
SM Energy Co.	162	5,027
Sunococorp LLC	143	9,535
Talos Energy, Inc. (a)	274	4,362
Targa Resources Corp.	287	74,643
Teekay Corp. Ltd. (Bermuda)	229	3,059
Teekay Tankers Ltd., Class A (Canada)	9	707
Texas Pacific Land Corp.	68	30,170
Uranium Energy Corp. (a)	877	13,059
Valero Energy Corp.	380	95,980
Venture Global, Inc., Class A	576	7,644
Viper Energy, Inc., Class A	235	11,604
Vitesse Energy, Inc. (b)	77	1,445
Williams Cos., Inc.	1,498	114,312
World Kinect Corp.	71	1,915
		2,779,068
Paper & Forest Products (0.0%) ‡
Louisiana-Pacific Corp.	100	7,219
Sylvamo Corp.	168	7,179
		14,398
Passenger Airlines (0.2%)
Alaska Air Group, Inc. (a)	123	4,811
Allegiant Travel Co. (a)	7	529
American Airlines Group, Inc. (a)	1,462	17,120
Copa Holdings SA, Class A (Panama)	34	3,933
Delta Air Lines, Inc.	842	57,248
Frontier Group Holdings, Inc. (a)(b)	97	352
JetBlue Airways Corp. (a)	427	1,988
Joby Aviation, Inc. (a)(b)	892	8,197
SkyWest, Inc. (a)	28	2,299
Southwest Airlines Co.	656	24,876
Sun Country Airlines Holdings, Inc. (a)	33	521
United Airlines Holdings, Inc. (a)	379	34,110
		155,984
Personal Care Products (0.1%)
BellRing Brands, Inc. (a)	450	8,010
Coty, Inc., Class A (a)	359	883
Edgewell Personal Care Co.	78	1,759
elf Beauty, Inc. (a)	91	5,821
Estee Lauder Cos., Inc., Class A	338	25,928
	Shares	Value

Herbalife Ltd. (a)	51	$847
Interparfums, Inc.	30	2,737
Kenvue, Inc.	2,217	38,864
Olaplex Holdings, Inc. (a)	280	568
		85,417
Pharmaceuticals (3.0%)
Amneal Pharmaceuticals, Inc. (a)	235	3,025
Amphastar Pharmaceuticals, Inc. (a)	15	329
ANI Pharmaceuticals, Inc. (a)	32	2,542
Atea Pharmaceuticals, Inc. (a)	557	3,069
Axsome Therapeutics, Inc. (a)	63	13,088
Bristol-Myers Squibb Co.	2,548	154,383
Collegium Pharmaceutical, Inc. (a)	88	2,968
Corcept Therapeutics, Inc. (a)	79	3,675
Crinetics Pharmaceuticals, Inc. (a)	111	4,305
Definium Therapeutics, Inc. (a)	395	8,643
Edgewise Therapeutics, Inc. (a)	30	929
Elanco Animal Health, Inc. (a)	638	14,272
Eli Lilly & Co.	1,044	975,722
Enliven Therapeutics, Inc. (a)	23	948
Evolus, Inc. (a)	37	199
Harmony Biosciences Holdings, Inc. (a)	12	375
Harrow, Inc. (a)	15	608
Indivior Pharmaceuticals, Inc. (a)	160	5,885
Innoviva, Inc. (a)	99	2,276
Jazz Pharmaceuticals PLC (a)	88	17,866
Johnson & Johnson	2,957	679,667
Ligand Pharmaceuticals, Inc. (a)	15	3,442
Liquidia Corp. (a)	28	1,098
Merck & Co., Inc.	3,049	332,890
Nuvation Bio, Inc. (a)	197	877
Ocular Therapeutix, Inc. (a)	176	1,649
Organon & Co.	174	2,306
Pacira BioSciences, Inc. (a)	15	382
Perrigo Co. PLC	228	2,700
Pfizer, Inc.	7,001	186,927
Phibro Animal Health Corp., Class A	19	1,010
Prestige Consumer Healthcare, Inc. (a)	56	3,154
Rapport Therapeutics, Inc. (a)	245	8,117
Royalty Pharma PLC, Class A	449	22,490
Supernus Pharmaceuticals, Inc. (a)	111	5,328
Tarsus Pharmaceuticals, Inc. (a)	34	2,163
Terns Pharmaceuticals, Inc. (a)	137	7,251
Theravance Biopharma, Inc. (a)	307	5,139
Viatris, Inc.	1,296	19,362
Xeris Biopharma Holdings, Inc. (a)	87	533
Zoetis, Inc.	568	65,303
		2,566,895
Professional Services (0.5%)
Alight, Inc., Class A	69	57
Amentum Holdings, Inc. (a)	207	5,430
Automatic Data Processing, Inc.	486	103,003
Barrett Business Services, Inc.	9	284
Booz Allen Hamilton Holding Corp.	148	11,510
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Professional Services (cont'd)
Broadridge Financial Solutions, Inc.	180	$27,716
CACI International, Inc., Class A (a)	31	16,106
CBIZ, Inc. (a)	192	5,856
Clarivate PLC (a)	501	1,438
Concentrix Corp.	37	881
CRA International, Inc.	2	315
CSG Systems International, Inc.	29	2,332
Equifax, Inc.	162	28,178
ExlService Holdings, Inc. (a)	247	7,874
Exponent, Inc.	31	2,074
First Advantage Corp. (a)	25	319
FTI Consulting, Inc. (a)	28	5,020
Huron Consulting Group, Inc. (a)	14	1,829
IBEX Holdings Ltd. (Bermuda) (a)	102	2,831
ICF International, Inc.	23	1,648
Innodata, Inc. (a)	30	1,267
Jacobs Solutions, Inc.	158	20,447
KBR, Inc.	120	4,499
Kforce, Inc.	7	316
Korn Ferry	26	1,727
Legalzoom.com, Inc. (a)	46	297
Leidos Holdings, Inc.	159	23,726
ManpowerGroup, Inc.	46	1,392
Maximus, Inc.	94	6,168
Parsons Corp. (a)	26	1,311
Paychex, Inc.	373	34,551
Paycom Software, Inc.	54	6,845
Paylocity Holding Corp. (a)	55	5,802
Planet Labs PBC (a)	330	12,200
Resources Connection, Inc. (b)	1,398	5,928
Robert Half, Inc.	261	6,945
Science Applications International Corp.	44	4,258
SS&C Technologies Holdings, Inc.	283	19,612
TaskUS, Inc., Class A (Philippines) (b)	29	188
TIC Solutions, Inc. (a)(b)	24	219
TransUnion	253	17,963
TriNet Group, Inc.	27	1,236
UL Solutions, Inc., Class A	47	4,253
Upwork, Inc. (a)	141	1,459
Verisk Analytics, Inc.	169	31,179
Verra Mobility Corp. (a)	78	1,157
Willdan Group, Inc. (a)	70	5,320
		444,966
Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A (a)	366	52,239
Compass, Inc., Class A (a)	604	4,572
CoStar Group, Inc. (a)	435	15,056
Cushman & Wakefield Ltd. (a)	731	10,263
eXp World Holdings, Inc.	873	5,430
Forestar Group, Inc. (a)	18	509
Howard Hughes Holdings, Inc. (a)	71	4,421
Jones Lang LaSalle, Inc. (a)	64	20,360
Kennedy-Wilson Holdings, Inc.	305	3,325
	Shares	Value

Landbridge Co. LLC, Class A (b)	5	$344
Marcus & Millichap, Inc.	200	5,558
Newmark Group, Inc., Class A	111	1,789
Opendoor Technologies, Inc. (a)(b)	1,506	8,102
RMR Group, Inc., Class A	118	2,102
St. Joe Co.	58	3,745
Zillow Group, Inc., Class A (a)	80	3,569
Zillow Group, Inc., Class C (a)	233	10,345
		151,729
Residential REITs (0.2%)
American Homes 4 Rent, Class A REIT	478	15,220
AvalonBay Communities, Inc. REIT	158	28,914
BRT Apartments Corp. REIT	255	3,664
Camden Property Trust REIT	131	13,758
Centerspace REIT	6	410
Equity LifeStyle Properties, Inc. REIT	285	18,038
Equity Residential REIT	365	23,864
Essex Property Trust, Inc. REIT	70	18,425
Independence Realty Trust, Inc. REIT	127	2,071
Invitation Homes, Inc. REIT	676	19,448
Mid-America Apartment Communities, Inc. REIT	113	14,597
NexPoint Residential Trust, Inc. REIT	10	289
Sun Communities, Inc. REIT	131	16,747
UDR, Inc. REIT	368	13,373
UMH Properties, Inc. REIT	464	7,215
Veris Residential, Inc. REIT	159	3,016
		199,049
Retail REITs (0.3%)
Acadia Realty Trust REIT	102	2,205
Agree Realty Corp. REIT	132	10,179
Alexander's, Inc. REIT	8	2,016
Brixmor Property Group, Inc. REIT	446	13,420
CBL & Associates Properties, Inc. REIT	147	6,618
Curbline Properties Corp. REIT	207	5,713
Federal Realty Investment Trust REIT	59	6,543
FrontView, Inc. REIT	135	2,389
Getty Realty Corp. REIT	106	3,511
InvenTrust Properties Corp. REIT	13	418
Kimco Realty Corp. REIT	619	14,633
Kite Realty Group Trust REIT	524	13,708
Macerich Co. REIT	158	3,433
NETSTREIT Corp. REIT (b)	106	2,180
NNN REIT, Inc. REIT	114	4,992
Phillips Edison & Co., Inc. REIT	127	5,101
Realty Income Corp. REIT	1,183	75,996
Regency Centers Corp. REIT	162	12,612
Saul Centers, Inc. REIT	11	379
Simon Property Group, Inc. REIT	381	77,613
SITE Centers Corp. REIT	493	2,707
Tanger, Inc. REIT	59	2,188
Urban Edge Properties REIT	454	9,952
Whitestone REIT	28	530
		279,036

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Semiconductors & Semiconductor Equipment (15.1%)
ACM Research, Inc., Class A (a)	19	$982
Advanced Micro Devices, Inc. (a)	1,978	701,181
Allegro MicroSystems, Inc. (Japan) (a)	212	10,282
Alpha & Omega Semiconductor Ltd. (a)	18	782
Ambarella, Inc. (a)	48	3,302
Amkor Technology, Inc.	197	13,741
Analog Devices, Inc.	601	241,758
Applied Materials, Inc.	979	386,206
Astera Labs, Inc. (a)	167	32,522
Axcelis Technologies, Inc. (a)	27	3,756
AXT, Inc. (a)	110	8,714
Broadcom, Inc.	5,706	2,381,856
CEVA, Inc. (a)	16	489
Cirrus Logic, Inc. (a)	98	15,982
Cohu, Inc. (a)	24	1,136
Diodes, Inc. (a)	37	3,965
Enphase Energy, Inc. (a)	137	4,515
Entegris, Inc.	174	24,600
First Solar, Inc. (a)	115	23,217
FormFactor, Inc. (a)	85	11,554
Global Foundries, Inc. (a)	202	13,049
Ichor Holdings Ltd. (a)	112	7,389
Impinj, Inc. (a)	13	1,884
Intel Corp. (a)	5,451	515,010
KLA Corp.	161	281,806
Kulicke & Soffa Industries, Inc. (Singapore)	72	6,156
Lam Research Corp.	1,532	395,041
Lattice Semiconductor Corp. (a)	170	20,788
MACOM Technology Solutions Holdings, Inc. (a)	77	21,684
Marvell Technology, Inc.	1,028	169,774
MaxLinear, Inc. (a)	117	8,278
Microchip Technology, Inc.	710	65,966
Micron Technology, Inc.	1,378	712,646
MKS, Inc.	56	15,890
Monolithic Power Systems, Inc.	56	90,407
NVIDIA Corp.	28,619	5,711,494
ON Semiconductor Corp. (a)	442	44,558
Onto Innovation, Inc. (a)	56	16,523
PDF Solutions, Inc. (a)	20	857
Penguin Solutions, Inc. (a)	22	669
Photronics, Inc. (a)	19	940
Power Integrations, Inc.	41	2,981
Qnity Electronics, Inc.	282	39,666
Qorvo, Inc. (a)	108	10,176
QUALCOMM, Inc.	1,262	226,630
Rambus, Inc. (a)	145	16,691
Rigetti Computing, Inc. (a)	508	8,865
Semtech Corp. (a)	81	8,509
Silicon Laboratories, Inc. (a)	47	10,232
SiTime Corp. (a)	29	16,302
Skyworks Solutions, Inc.	145	10,175
SolarEdge Technologies, Inc. (a)	30	1,286
Synaptics, Inc. (a)	29	2,714
	Shares	Value

Teradyne, Inc.	199	$68,351
Texas Instruments, Inc.	1,121	315,091
Ultra Clean Holdings, Inc. (a)	136	10,628
Universal Display Corp.	29	2,526
Veeco Instruments, Inc. (a)	19	947
		12,723,119
Software (7.6%)
A10 Networks, Inc.	22	587
ACI Worldwide, Inc. (a)	75	3,242
Adeia, Inc.	120	3,822
Adobe, Inc. (a)	508	125,019
Agilysys, Inc. (a)	19	1,217
Alarm.com Holdings, Inc. (a)	7	311
Alkami Technology, Inc. (a)(b)	73	1,152
Amplitude, Inc., Class A (a)	321	2,282
Appfolio, Inc., Class A (a)	21	3,509
Appian Corp., Class A (a)	13	270
AppLovin Corp., Class A (a)	317	141,493
Asana, Inc., Class A (a)	471	2,977
Atlassian Corp., Class A (a)	228	15,639
Aurora Innovation, Inc. (a)	1,842	10,831
Autodesk, Inc. (a)	262	62,094
AvePoint, Inc. (a)	136	1,326
Bentley Systems, Inc., Class B	147	4,795
Bill Holdings, Inc. (a)	179	6,802
BitMine Immersion Technologies, Inc.	619	13,247
Blackbaud, Inc. (a)	30	1,115
BlackLine, Inc. (a)	33	1,031
Blend Labs, Inc., Class A (a)	111	162
Box, Inc., Class A (a)	68	1,646
Braze, Inc., Class A (a)	114	2,511
C3.ai, Inc., Class A (a)(b)	364	3,214
Cadence Design Systems, Inc. (a)	332	109,424
CCC Intelligent Solutions Holdings, Inc. (a)	1,310	6,864
Cipher Digital, Inc. (a)	504	8,941
Circle Internet Group, Inc. (a)	180	16,358
Cleanspark, Inc. (a)(b)	177	2,218
Clear Secure, Inc., Class A	61	3,257
Clearwater Analytics Holdings, Inc., Class A (a)	480	11,616
Commvault Systems, Inc. (a)	64	6,328
Core Scientific, Inc. (a)	269	5,380
Crowdstrike Holdings, Inc., Class A (a)	300	133,725
Datadog, Inc., Class A (a)	366	48,382
Docusign, Inc. (a)	304	13,981
Dolby Laboratories, Inc., Class A	27	1,732
Dropbox, Inc., Class A (a)	117	2,842
D-Wave Quantum, Inc. (Canada) (a)(b)	583	11,823
Dynatrace, Inc. (a)	478	17,308
Elastic NV (a)	83	3,854
EverCommerce, Inc. (a)(b)	34	393
Fair Isaac Corp. (a)	30	30,750
Figma, Inc., Class A (a)(b)	202	3,575
Five9, Inc. (a)	72	1,238
Fortinet, Inc. (a)	763	64,329
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Software (cont'd)
Freshworks, Inc., Class A (a)	150	$1,224
Gen Digital, Inc.	647	12,481
Gitlab, Inc., Class A (a)	152	3,365
Guidewire Software, Inc. (a)	107	14,808
HubSpot, Inc. (a)	69	15,301
I3 Verticals, Inc., Class A (a)	14	316
Intapp, Inc. (a)	36	808
InterDigital, Inc.	34	10,083
Intuit, Inc.	329	127,817
JFrog Ltd. (a)	103	4,783
Klaviyo, Inc., Class A (a)	324	6,509
Life360, Inc. (a)(b)	166	7,153
LiveRamp Holdings, Inc. (a)	68	1,988
Manhattan Associates, Inc. (a)	70	9,652
MARA Holdings, Inc. (a)(b)	278	3,333
Microsoft Corp.	8,998	3,669,204
N-able, Inc. (a)	51	264
nCino, Inc. (a)	82	1,433
NCR Voyix Corp. (a)	156	1,075
NextNav, Inc. (a)	232	4,299
Nutanix, Inc., Class A (a)	335	13,698
OneSpan, Inc.	24	278
Oracle Corp.	2,036	328,590
Pagaya Technologies Ltd., Class A (a)	36	500
PagerDuty, Inc. (a)	296	1,968
Palantir Technologies, Inc., Class A (a)	2,649	368,502
Palo Alto Networks, Inc. (a)	861	154,395
Pegasystems, Inc.	97	3,545
Procore Technologies, Inc. (a)	171	9,675
PTC, Inc. (a)	128	17,446
Q2 Holdings, Inc. (a)	100	5,075
Qualys, Inc. (a)	80	6,954
Rapid7, Inc. (a)	15	89
RingCentral, Inc., Class A	67	2,695
Riot Platforms, Inc. (a)	293	5,051
Roper Technologies, Inc.	122	43,287
Rubrik, Inc., Class A (a)	182	9,679
SailPoint, Inc. (a)	193	2,204
Salesforce, Inc.	1,135	200,362
Samsara, Inc., Class A (a)	460	13,220
Sapiens International Corp. NV (Israel) (a)	13	566
SentinelOne, Inc., Class A (a)	588	8,326
ServiceNow, Inc. (a)	1,295	114,361
ServiceTitan, Inc., Class A (a)	98	5,827
SoundHound AI, Inc., Class A (a)(b)	322	2,563
Sprinklr, Inc., Class A (a)	45	221
Sprout Social, Inc., Class A (a)	18	108
Strategy, Inc., Class A (a)	312	51,620
Synopsys, Inc. (a)	228	110,033
Tenable Holdings, Inc. (a)	56	1,170
Teradata Corp. (a)	84	2,213
Terawulf, Inc. (a)	309	6,715
Trimble, Inc. (a)	255	17,167
	Shares	Value

Tyler Technologies, Inc. (a)	57	$19,445
UiPath, Inc., Class A (a)	525	5,408
Unity Software, Inc. (a)	437	11,546
Varonis Systems, Inc. (a)	374	9,836
Vertex, Inc., Class A (a)	69	854
Via Transportation, Inc., Class A (a)	338	5,141
Weave Communications, Inc. (a)	35	172
Workday, Inc., Class A (a)	233	28,519
Workiva, Inc. (a)	86	4,599
Yext, Inc. (a)	58	224
Zeta Global Holdings Corp., Class A (a)	156	2,874
Zoom Communications, Inc. (a)	348	33,808
Zscaler, Inc. (a)	158	20,647
		6,461,684
Specialized REITs (0.8%)
American Tower Corp. REIT	568	103,779
Crown Castle, Inc. REIT	550	48,829
CubeSmart REIT	176	7,125
Digital Realty Trust, Inc. REIT	425	85,400
EPR Properties REIT	97	5,414
Equinix, Inc. REIT	119	128,857
Extra Space Storage, Inc. REIT	228	32,679
Four Corners Property Trust, Inc. REIT	191	4,884
Gaming & Leisure Properties, Inc. REIT	259	12,551
Gladstone Land Corp. REIT	155	1,486
Iron Mountain, Inc. REIT	349	43,971
Lamar Advertising Co., Class A REIT	104	14,335
Millrose Properties, Inc. REIT	342	10,489
National Storage Affiliates Trust REIT	57	2,426
Outfront Media, Inc. REIT	140	4,319
Public Storage REIT	186	56,256
Rayonier, Inc. REIT	157	3,330
Safehold, Inc. REIT	24	384
SBA Communications Corp. REIT	136	30,083
Smartstop Self Storage, Inc. REIT	56	1,763
VICI Properties, Inc. REIT	1,264	36,909
Weyerhaeuser Co. REIT	872	21,381
		656,650
Specialty Retail (1.7%)
Abercrombie & Fitch Co., Class A (a)	38	3,243
Academy Sports & Outdoors, Inc.	37	2,029
Advance Auto Parts, Inc. (b)	85	5,058
American Eagle Outfitters, Inc.	149	2,596
Arhaus, Inc.	43	318
Asbury Automotive Group, Inc. (a)	12	2,444
AutoNation, Inc. (a)	27	5,734
AutoZone, Inc. (a)	20	74,081
Bath & Body Works, Inc.	296	5,754
Best Buy Co., Inc.	196	11,856
Boot Barn Holdings, Inc. (a)	38	6,515
Buckle, Inc.	35	1,946
Burlington Stores, Inc. (a)	87	27,841
Camping World Holdings, Inc., Class A	27	221
CarMax, Inc. (a)	137	5,385

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Specialty Retail (cont'd)
Carvana Co. (a)	161	$63,724
Chewy, Inc., Class A (a)	268	6,813
Dick's Sporting Goods, Inc.	79	17,927
Five Below, Inc. (a)	78	18,381
Floor & Decor Holdings, Inc., Class A (a)	129	6,244
GameStop Corp., Class A (a)	488	12,176
Gap, Inc.	234	5,754
Group 1 Automotive, Inc.	12	4,282
Home Depot, Inc.	1,231	404,753
Lithia Motors, Inc.	26	7,543
Lowe's Cos., Inc.	684	163,332
Murphy USA, Inc.	17	9,996
National Vision Holdings, Inc. (a)	99	2,299
O'Reilly Automotive, Inc. (a)	1,001	99,499
Penske Automotive Group, Inc.	40	6,861
Petco Health & Wellness Co., Inc. (a)	105	298
Revolve Group, Inc. (a)	230	5,854
RH (a)	23	3,035
Ross Stores, Inc.	407	92,711
Sally Beauty Holdings, Inc. (a)	41	581
Signet Jewelers Ltd.	26	2,315
Sonic Automotive, Inc., Class A	6	473
TJX Cos., Inc.	1,330	208,477
Tractor Supply Co.	576	20,218
Ulta Beauty, Inc. (a)	60	32,249
Upbound Group, Inc.	108	2,134
Urban Outfitters, Inc. (a)	122	8,581
Valvoline, Inc. (a)	172	5,716
Victoria's Secret & Co. (a)	91	4,717
Warby Parker, Inc., Class A (a)	91	2,013
Wayfair, Inc., Class A (a)	128	8,183
Williams-Sonoma, Inc.	137	24,826
Winmark Corp.	4	1,522
		1,408,508
Tech Hardware, Storage & Peripherals (6.5%)
Apple, Inc.	17,513	4,752,152
Corsair Gaming, Inc. (a)	56	380
Dell Technologies, Inc., Class C	389	81,282
Diebold Nixdorf, Inc. (a)	33	2,535
Everpure, Inc., Class A (a)	388	27,723
GPGI, Inc., Class A (b)	33	509
Hewlett Packard Enterprise Co.	1,638	47,125
HP, Inc.	1,128	23,530
IonQ, Inc. (a)(b)	426	19,221
NetApp, Inc.	236	26,142
Sandisk Corp. (a)	166	182,021
Seagate Technology Holdings PLC	252	169,757
Super Micro Computer, Inc. (a)	648	17,755
Western Digital Corp.	413	179,457
		5,529,589
Textiles, Apparel & Luxury Goods (0.2%)
Birkenstock Holding PLC (Germany) (a)(b)	88	3,409
Capri Holdings Ltd. (Virgin Islands, British) (a)	101	1,971
	Shares	Value

Carter's, Inc.	10	$361
Columbia Sportswear Co.	5	305
Crocs, Inc. (a)	46	4,691
Deckers Outdoor Corp. (a)	160	16,352
Figs, Inc., Class A (a)	87	1,302
G-III Apparel Group Ltd.	14	437
Kontoor Brands, Inc.	43	3,154
Levi Strauss & Co., Class A	91	2,027
Lululemon Athletica, Inc. (a)	132	18,176
NIKE, Inc., Class B	1,276	56,603
Oxford Industries, Inc. (b)	106	4,541
PVH Corp.	37	3,383
Ralph Lauren Corp.	52	18,649
Steven Madden Ltd.	73	2,742
Tapestry, Inc.	282	40,901
Under Armour, Inc., Class A (a)	66	415
Under Armour, Inc., Class C (a)	593	3,600
VF Corp.	601	11,377
Wolverine World Wide, Inc.	84	1,430
		195,826
Tobacco (0.5%)
Altria Group, Inc.	1,970	143,120
Philip Morris International, Inc.	1,881	310,497
Turning Point Brands, Inc.	6	484
Universal Corp.	7	375
		454,476
Trading Companies & Distributors (0.5%)
AerCap Holdings NV (Netherlands)	240	34,130
Applied Industrial Technologies, Inc.	57	17,428
BlueLinx Holdings, Inc. (a)	5	265
Boise Cascade Co.	32	2,537
Core & Main, Inc., Class A (a)	98	4,936
Custom Truck One Source, Inc. (a)	98	965
Distribution Solutions Group, Inc. (a)	14	379
DNOW, Inc. (a)	55	742
DXP Enterprises, Inc. (a)	4	683
Fastenal Co.	1,383	62,138
Ferguson Enterprises, Inc.	217	58,093
GATX Corp.	46	9,012
Global Industrial Co.	184	6,092
Herc Holdings, Inc.	40	5,077
McGrath RentCorp	68	7,517
MSC Industrial Direct Co., Inc., Class A	24	2,455
QXO, Inc. (a)(b)	675	13,547
Rush Enterprises, Inc., Class A	33	2,443
SiteOne Landscape Supply, Inc. (a)	38	4,790
Transcat, Inc. (a)	35	2,664
United Rentals, Inc.	75	71,988
Watsco, Inc.	42	18,389
WESCO International, Inc.	62	21,645
Willis Lease Finance Corp.	3	583
WW Grainger, Inc.	54	62,713
Xometry, Inc., Class A (a)	54	2,769
		413,980
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Total Market Index Fund
	Shares	Value
Water Utilities (0.1%)
American States Water Co.	30	$2,259
American Water Works Co., Inc.	231	29,665
California Water Service Group	48	2,027
Essential Utilities, Inc.	331	12,644
H2O America (b)	37	2,079
Middlesex Water Co.	34	1,730
Pure Cycle Corp. (a)	537	6,197
York Water Co.	46	1,335
		57,936
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	114	5,137
T-Mobile U.S., Inc.	553	108,111
		113,248
Total Common Stocks (Cost $73,844,558)		84,397,105
Rights (0.0%)‡
Paragon 28, Inc., CVR, expires 12/31/26 (a)(b)(c)(d)	26	2
Akero Therapeutics, Inc., CVR, expires 6/30/31 (a)(c)(d)	38	25
Arcellx, Inc., CVR, expires 12/31/29 (a)(c)(d)	34	3
Hologic, Inc., CVR, expires 9/25/27 (a)(c)(d)	312	3
Total Rights (Cost $32)		33
Short-Term Investments (0.8%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (See Note E) (Cost $413,957)	413,957	413,957
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (See Note E) (Cost $227,919)	227,919	227,919
Total Short-Term Investments (Cost $641,876)		641,876
Total Investments (100.6%) (Cost $74,486,466) including $301,396 of Securities Loaned (e)		85,039,014
Liabilities in Excess of Other Assets (–0.6%)		(519,419)
Net Assets (100.0%)		$84,519,595

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at April 30, 2026.
(c)	Restricted security. Total market value of restricted securities amounts to $33, which represents less than 0.05% of the net assets of the Fund as of April 30, 2026.
(d)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(e)
At April 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$13,422,460 and the aggregate gross unrealized depreciation is approximately $2,869,912, resulting in net unrealized
appreciation of approximately $10,552,548.

ADR	American Depositary Receipt.
CVR	Contingent Value Rights.
IBEX	Índice Bursátil Español.
REIT	Real Estate Investment Trust.

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	62.9%
Semiconductors & Semiconductor Equipment	15.0
Interactive Media & Services	8.0
Software	7.6
Tech Hardware, Storage & Peripherals	6.5
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of April 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
E*TRADE No Fee International Index Fund

	Shares	Value
Common Stocks (99.3%)
Australia (6.4%)
AGL Energy Ltd.	1,348	$9,340
ALS Ltd.	1,205	18,816
Ampol Ltd.	511	12,939
ANZ Group Holdings Ltd.	6,632	176,156
APA Group (Units) (a)	3,601	26,900
Aristocrat Leisure Ltd.	1,149	39,532
ASX Ltd.	398	17,439
Atlas Arteria Ltd. (Units) (a)	3,215	11,141
Aurizon Holdings Ltd.	2,420	7,311
BHP Group Ltd.	11,259	445,624
BlueScope Steel Ltd.	761	16,543
Brambles Ltd.	2,813	46,046
CAR Group Ltd.	578	10,662
Charter Hall Group REIT	789	11,619
Cochlear Ltd.	121	8,233
Coles Group Ltd.	2,990	47,655
Commonwealth Bank of Australia	3,821	481,280
Computershare Ltd.	998	21,925
CSL Ltd.	1,059	95,586
Dexus REIT	3,139	14,160
EBOS Group Ltd.	496	6,246
Endeavour Group Ltd. (b)	2,592	6,275
Evolution Mining Ltd.	4,366	38,600
Fortescue Ltd.	3,725	53,689
Goodman Group REIT	4,659	100,941
GPT Group REIT	3,605	12,433
Insurance Australia Group Ltd.	4,845	26,348
James Hardie Industries PLC (c)	1,465	31,256
JB Hi-Fi Ltd.	190	10,611
Lottery Corp. Ltd.	6,341	25,384
Lynas Rare Earths Ltd. (c)	1,957	27,762
Macquarie Group Ltd.	796	136,747
Medibank Pvt Ltd.	4,590	15,607
Mineral Resources Ltd. (c)	300	14,121
Mirvac Group REIT	11,565	14,288
National Australia Bank Ltd.	7,046	203,825
NEXTDC Ltd. (c)	1,632	16,940
Northern Star Resources Ltd.	3,356	51,442
Orica Ltd.	811	12,370
Origin Energy Ltd.	3,491	30,526
PLS Group Ltd. (c)	6,160	27,408
Pro Medicus Ltd.	151	14,820
Qantas Airways Ltd.	3,164	19,346
QBE Insurance Group Ltd.	3,753	60,791
Ramsay Health Care Ltd.	500	14,143
REA Group Ltd.	128	15,847
Reece Ltd.	489	4,875
Rio Tinto Ltd.	912	111,710
Santos Ltd.	8,181	47,134
Scentre Group REIT	12,283	33,007
SEEK Ltd.	958	9,617
SGH Ltd.	386	10,933
	Shares	Value

Sigma Healthcare Ltd.	10,692	$21,616
Sonic Healthcare Ltd.	1,106	15,825
South32 Ltd.	11,577	34,309
Stockland REIT	5,234	15,350
Suncorp Group Ltd.	2,431	30,252
Technology One Ltd.	465	9,582
Telstra Group Ltd.	24,987	95,963
TPG Telecom Ltd.	174	526
Transurban Group (Units) (a)	7,049	71,440
Vicinity Ltd. REIT	9,044	16,446
Washington H Soul Pattinson & Co. Ltd. (b)	935	28,512
Wesfarmers Ltd.	2,650	140,774
Westpac Banking Corp.	7,907	221,211
Whitehaven Coal Ltd.	2,437	14,892
WiseTech Global Ltd.	386	12,157
Woodside Energy Group Ltd.	4,188	100,125
Woolworths Group Ltd.	2,782	69,078
Worley Ltd.	856	7,333
Xero Ltd. (c)	385	22,610
		3,651,950
Austria (0.4%)
ANDRITZ AG	201	17,079
BAWAG Group AG (c)	187	32,024
Erste Group Bank AG	690	76,242
EVN AG	171	5,810
OMV AG	286	20,189
Raiffeisen Bank International AG	391	21,327
Strabag SE	34	3,588
Verbund AG	129	9,734
Vienna Insurance Group AG Wiener Versicherung Gruppe	69	5,195
voestalpine AG	209	10,806
Wienerberger AG	242	7,017
		209,011
Belgium (1.0%)
Ackermans & van Haaren NV	60	19,789
Ageas SA	345	27,036
Anheuser-Busch InBev SA	2,102	158,830
Argenx SE ADR (c)	137	107,096
Colruyt Group NV (b)	17	655
D'ieteren Group	58	11,985
Elia Group SA (c)	90	14,926
Financiere de Tubize SA	35	8,060
Groupe Bruxelles Lambert NV	147	13,732
KBC Group NV	592	78,794
Lotus Bakeries NV	1	12,038
Sofina SA (b)	38	9,730
Syensqo SA (b)	125	8,292
UCB SA (c)	275	74,880
Warehouses De Pauw CVA REIT	485	12,748
		558,591
Canada (12.0%)
Agnico Eagle Mines Ltd.	1,115	209,669
Alamos Gold, Inc., Class A	974	38,864
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Canada (cont'd)
Alimentation Couche-Tard, Inc.	1,686	$99,744
AltaGas Ltd.	783	29,346
ARC Resources Ltd.	1,432	33,967
AtkinsRealis Group, Inc.	416	28,705
Bank of Montreal	1,590	242,114
Bank of Nova Scotia	2,886	224,532
Barrick Mining Corp.	3,784	148,674
BCE, Inc.	2,342	55,656
Bombardier, Inc., Class B (c)	233	49,511
Brookfield Asset Management Ltd., Class A	913	43,864
Brookfield Corp., Class A	4,913	221,896
Brookfield Wealth Solutions Ltd. (c)	112	5,058
CAE, Inc. (c)	847	22,136
Cameco Corp.	1,012	124,404
Canadian Imperial Bank of Commerce	2,124	237,004
Canadian National Railway Co.	1,246	139,951
Canadian Natural Resources Ltd.	4,523	215,903
Canadian Pacific Kansas City Ltd.	2,079	180,817
Canadian Tire Corp. Ltd., Class A	134	18,636
Canadian Utilities Ltd., Class A	173	6,176
CCL Industries, Inc., Class B	323	20,397
Celestica, Inc. (c)	260	106,745
Cenovus Energy, Inc.	2,937	85,925
CGI, Inc.	501	32,793
Choice Properties REIT	758	8,409
Constellation Software, Inc.	47	85,599
Dollarama, Inc.	577	73,742
Emera, Inc.	636	33,932
Empire Co. Ltd., Class A	299	10,236
Enbridge, Inc. (b)	5,079	281,703
Fairfax Financial Holdings Ltd.	47	81,335
First Quantum Minerals Ltd. (c)	1,602	39,226
FirstService Corp.	74	9,915
Fortis, Inc.	1,133	64,793
Franco-Nevada Corp.	446	102,895
George Weston Ltd.	349	25,187
GFL Environmental, Inc.	482	19,339
Gildan Activewear, Inc.	420	26,065
Great-West Lifeco, Inc.	540	28,853
Hydro One Ltd.	635	27,282
iA Financial Corp., Inc.	240	30,888
IGM Financial, Inc. (b)	165	9,199
Imperial Oil Ltd. (b)	306	40,991
Intact Financial Corp.	426	82,086
Ivanhoe Mines Ltd., Class A (b)(c)	2,026	16,407
Keyera Corp.	570	22,022
Kinross Gold Corp.	2,756	83,491
Loblaw Cos. Ltd.	1,128	52,001
Lundin Gold, Inc.	189	12,702
Lundin Mining Corp.	1,685	43,243
Magna International, Inc.	574	36,531
Manulife Financial Corp.	3,905	153,544
Metro, Inc.	405	27,150
	Shares	Value

National Bank of Canada	902	$136,155
Nutrien Ltd.	1,080	82,092
Open Text Corp.	520	11,787
Pan American Silver Corp.	890	46,572
Pembina Pipeline Corp.	1,284	59,769
Power Corp. of Canada	1,264	70,516
Quebecor, Inc., Class B	300	12,629
RB Global, Inc.	443	46,284
Restaurant Brands International, Inc.	719	58,019
Rogers Communications, Inc., Class B	765	27,849
Royal Bank of Canada	3,201	575,725
Saputo, Inc.	731	22,134
Shopify, Inc., Class A (c)	2,656	322,392
Stantec, Inc.	252	23,015
Sun Life Financial, Inc.	1,287	92,729
Suncor Energy, Inc.	2,658	182,138
TC Energy Corp.	2,309	154,823
Teck Resources Ltd., Class B	906	52,892
TELUS Corp.	3,104	38,870
TFI International, Inc.	131	18,744
Thomson Reuters Corp. (b)	266	25,446
Toronto-Dominion Bank	3,869	416,793
Tourmaline Oil Corp.	889	43,064
Wheaton Precious Metals Corp.	1,044	131,873
WSP Global, Inc.	287	47,751
		6,851,314
China (0.2%)
Alibaba Health Information Technology Ltd. (c)(d)	14,000	7,912
Budweiser Brewing Co. APAC Ltd. (d)	7,100	7,001
BYD Electronic International Co. Ltd. (b)(d)	1,500	5,126
China Gas Holdings Ltd. (d)	4,200	3,896
China Mengniu Dairy Co. Ltd. (d)	8,000	17,816
Chow Tai Fook Jewellery Group Ltd. (b)(d)	2,800	3,838
Fosun International Ltd. (d)	4,500	2,369
Geely Automobile Holdings Ltd. (d)	15,000	44,613
Qingdao Port International Co. Ltd., Class H (d)	4,000	3,915
Xinyi Glass Holdings Ltd. (b)(d)	3,000	3,723
		100,209
Denmark (1.4%)
AP Moller - Maersk AS, Class A	16	37,852
Carlsberg AS, Class B	202	27,369
Coloplast AS, Class B	373	23,042
Danske Bank AS	1,429	73,463
DSV AS	450	110,673
Genmab AS (c)	134	35,480
Novo Nordisk AS, Class B	7,091	301,622
Novonesis Novozymes B, Class B	912	56,038
Orsted AS (c)	955	25,540
Pandora AS	247	18,796
Tryg AS	703	16,892
Vestas Wind Systems AS	2,224	68,387
		795,154
Finland (1.1%)
Elisa OYJ	422	20,496

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Finland (cont'd)
Fortum OYJ	1,077	$27,133
Kesko OYJ, Class B	796	19,619
Kone OYJ, Class B	788	50,160
Metso OYJ	1,345	23,234
Neste OYJ	840	29,016
Nokia OYJ	11,475	145,808
Nordea Bank Abp	7,212	135,621
Orion OYJ, Class B	261	21,086
Sampo OYJ, Class A	5,392	56,029
Stora Enso OYJ, Class R	1,129	12,571
UPM-Kymmene OYJ (b)	1,272	38,113
Wartsila OYJ Abp	1,020	42,837
		621,723
France (7.7%)
Air Liquide SA	1,266	272,367
Airbus SE	1,356	279,552
ArcelorMittal SA	1,044	60,610
AXA SA	3,716	179,131
BNP Paribas SA	2,307	242,285
Bollore SE	1,101	6,952
Bouygues SA (b)	377	22,296
Capgemini SE	315	38,309
Cie de Saint-Gobain SA	972	89,054
Cie Generale des Etablissements Michelin SCA (b)	1,415	51,260
Credit Agricole SA	2,207	43,107
Danone SA	1,486	116,425
Dassault Systemes SE	1,494	33,665
Engie SA (b)	3,962	130,598
EssilorLuxottica SA (b)	652	138,009
Hermes International SCA (b)	72	137,743
Kering SA	173	47,595
Legrand SA	558	99,973
L'Oreal SA	517	222,666
LVMH Moet Hennessy Louis Vuitton SE	585	312,512
Orange SA	4,398	91,577
Pernod Ricard SA	396	29,439
Publicis Groupe SA	468	43,729
Safran SA	776	249,183
Sanofi SA	2,379	222,618
Sartorius Stedim Biotech	87	16,079
Schneider Electric SE	1,249	397,443
Societe Generale SA	1,454	117,047
STMicroelectronics NV	1,472	80,189
Thales SA	204	56,046
TotalEnergies SE	4,555	423,494
Vinci SA	1,102	166,647
		4,417,600
Germany (7.3%)
adidas AG	369	63,858
Allianz SE (Registered)	853	389,593
BASF SE	2,108	135,200
Bayer AG (Registered)	2,183	97,881
	Shares	Value

Bayerische Motoren Werke AG	522	$47,770
Bayerische Motoren Werke AG (Preference)	205	18,706
Beiersdorf AG	209	17,326
BioNTech SE ADR (c)	234	24,443
Commerzbank AG	1,566	64,729
Continental AG (c)	192	14,527
Daimler Truck Holding AG	1,182	59,618
Deutsche Bank AG (Registered)	4,132	128,377
Deutsche Boerse AG	406	124,560
Deutsche Post AG (Registered)	2,115	125,238
Deutsche Telekom AG (Registered)	7,853	253,657
Dr. Ing hc F Porsche AG (Preference)	318	15,442
E.ON SE	5,150	114,354
Fresenius Medical Care AG	385	17,421
Fresenius SE & Co. KGaA	962	46,589
Hannover Rueck SE (Registered)	122	36,863
Hapag-Lloyd AG	4	518
Heidelberg Materials AG	289	63,766
Henkel AG & Co. KGaA	189	13,025
Henkel AG & Co. KGaA (Preference)	359	26,124
Infineon Technologies AG	2,892	194,502
Knorr-Bremse AG	169	19,711
Mercedes-Benz Group AG (Registered)	1,663	96,936
Merck KGaA	277	35,868
MTU Aero Engines AG	125	42,870
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	297	177,657
Rheinmetall AG	103	164,265
RWE AG	1,507	109,728
SAP SE	2,361	396,395
Sartorius AG (Preference)	73	18,650
Siemens AG (Registered)	1,693	503,094
Siemens Energy AG	1,712	362,810
Siemens Healthineers AG	635	26,038
Talanx AG	174	22,679
Volkswagen AG	138	14,248
Volkswagen AG (Preference)	383	38,839
Vonovia SE	1,645	44,322
		4,168,197
Hong Kong (1.7%)
AIA Group Ltd.	24,200	265,686
Cathay Pacific Airways Ltd.	2,000	2,973
CK Asset Holdings Ltd.	3,500	22,047
CK Hutchison Holdings Ltd.	6,500	54,276
CK Infrastructure Holdings Ltd.	1,000	8,419
CLP Holdings Ltd.	4,500	43,269
CSPC Pharmaceutical Group Ltd.	16,000	17,433
Futu Holdings Ltd. ADR	148	22,868
Galaxy Entertainment Group Ltd.	5,000	21,332
Hang Lung Properties Ltd.	7,000	8,229
Henderson Land Development Co. Ltd. (b)	4,000	15,811
HK Electric Investments & HK Electric Investments Ltd. (Units) (a)	4,500	3,670
HKT Trust & HKT Ltd. (Units) (a)	8,000	12,977
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Hong Kong (cont'd)
Hong Kong & China Gas Co. Ltd.	24,000	$22,220
Hong Kong Exchanges & Clearing Ltd.	2,800	149,136
Hongkong Land Holdings Ltd.	2,000	15,812
Jardine Matheson Holdings Ltd.	400	27,269
Link REIT	6,400	32,226
MGM China Holdings Ltd. (d)	1,600	2,402
MTR Corp. Ltd. (b)	3,500	14,956
Power Assets Holdings Ltd.	3,500	28,924
Sands China Ltd.	4,400	9,232
Sino Biopharmaceutical Ltd.	20,000	13,921
Sino Land Co. Ltd.	6,000	9,621
SITC International Holdings Co. Ltd.	4,000	16,748
Sun Hung Kai Properties Ltd.	3,000	52,521
Swire Pacific Ltd., Class A	500	5,439
Swire Properties Ltd.	1,400	4,473
Techtronic Industries Co. Ltd.	3,000	43,499
WH Group Ltd.	18,500	22,626
Wharf Holdings Ltd.	3,000	9,933
Wharf Real Estate Investment Co. Ltd.	2,000	6,263
Zijin Gold International Co. Ltd. (c)	700	13,827
		1,000,038
Ireland (0.4%)
AIB Group PLC	4,261	49,115
Bank of Ireland Group PLC	2,396	47,195
Kerry Group PLC, Class A	323	27,374
Kingspan Group PLC	300	27,757
Ryanair Holdings PLC	2,113	55,439
		206,880
Israel (1.4%)
Airport City Ltd. (c)	286	5,315
Amot Investments Ltd.	114	779
Azrieli Group Ltd.	57	9,092
Bank Hapoalim BM	3,018	80,973
Bank Leumi Le-Israel BM	3,231	81,792
Bezeq The Israeli Telecommunication Corp. Ltd.	7,441	20,243
Big Shopping Centers Ltd.	38	10,025
Camtek Ltd. (c)	38	7,265
Cellebrite DI Ltd. (c)	115	1,495
Check Point Software Technologies Ltd. (c)	180	20,245
Clal Insurance Enterprises Holdings Ltd.	125	10,801
CyberArk Software Ltd. (c)	96	4,320
Delek Group Ltd.	15	5,155
Elbit Systems Ltd.	66	54,909
Energix-Renewable Energies Ltd.	1,243	9,231
Enlight Renewable Energy Ltd. (c)	325	28,923
Etoro Group Ltd., Class A (c)	103	3,665
Fattal Holdings 1998 Ltd. (c)	4	1,000
First International Bank of Israel Ltd.	116	9,702
Global-e Online Ltd. (c)	149	4,674
Harel Insurance Investments & Financial Services Ltd.	296	18,329
ICL Group Ltd.	2,663	14,260
Israel Corp. Ltd.	9	2,559
	Shares	Value

Israel Discount Bank Ltd., Class A	3,023	$33,630
Mega Or Holdings Ltd. REIT	56	11,455
Melisron Ltd.	41	6,046
Menora Mivtachim Holdings Ltd.	56	9,140
Migdal Insurance & Financial Holdings Ltd. (c)	916	5,853
Mivne Real Estate KD Ltd.	898	4,328
Mizrahi Tefahot Bank Ltd.	340	26,735
Monday.com Ltd. (c)	83	5,467
Next Vision Stabilized Systems Ltd.	206	23,661
Nice Ltd. (c)	171	17,479
Nova Ltd. (c)	63	31,458
OPC Energy Ltd. (c)	411	17,200
Phoenix Financial Ltd.	489	29,422
Plus500 Ltd.	98	5,953
Shapir Engineering & Industry Ltd. (c)	409	5,750
Shikun & Binui Ltd. (c)	980	6,547
Shufersal Ltd.	410	6,118
Strauss Group Ltd.	118	5,112
Tel Aviv Stock Exchange Ltd.	119	5,988
Teva Pharmaceutical Industries Ltd. (c)	2,483	87,281
Tower Semiconductor Ltd. (c)	271	56,474
Wix.com Ltd. (c)	141	10,531
		816,380
Italy (2.8%)
A2A SpA (b)	5,018	14,290
Banca Mediolanum SpA	436	9,556
Banca Monte dei Paschi di Siena SpA	4,526	48,246
Banco BPM SpA	2,238	32,610
BPER Banca SpA	3,239	47,813
Davide Campari-Milano NV (b)	1,329	9,861
Enel SpA	17,960	209,695
Eni SpA	4,515	127,668
Ferrari NV (Euronext NV)	268	92,742
FinecoBank Banca Fineco SpA	1,393	34,582
Generali (b)	2,018	90,431
Infrastrutture Wireless Italiane SpA	1,214	10,298
Intesa Sanpaolo SpA	32,102	218,108
Leonardo SpA	912	56,951
Moncler SpA	560	33,808
Poste Italiane SpA	1,247	33,100
PRADA SpA (d)	700	3,119
Prysmian SpA	632	96,133
Recordati Industria Chimica e Farmaceutica SpA	192	11,210
Snam SpA	4,814	37,960
Stellantis NV (c)	4,447	32,632
Telecom Italia SpA (c)	39,820	32,963
Tenaris SA	682	21,770
Terna - Rete Elettrica Nazionale	3,005	36,145
UniCredit SpA	3,211	248,154
Unipol Assicurazioni SpA	898	23,464
		1,613,309
Japan (21.9%)
ABC-Mart, Inc.	100	1,699
Acom Co. Ltd.	200	642

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Japan (cont'd)
Advantest Corp.	1,700	$317,422
Aeon Co. Ltd.	5,700	54,922
AGC, Inc.	500	17,932
Air Water, Inc.	300	4,256
Aisin Corp.	1,200	19,029
Ajinomoto Co., Inc.	1,900	61,067
Alfresa Holdings Corp.	400	6,039
ALSOK Co. Ltd.	800	6,051
Amada Co. Ltd.	900	15,219
ANA Holdings, Inc.	1,200	19,942
Asahi Group Holdings Ltd.	3,700	36,429
Asahi Intecc Co. Ltd.	700	14,730
Asahi Kasei Corp.	2,700	26,568
Asics Corp.	1,500	42,596
Astellas Pharma, Inc.	3,900	55,270
Azbil Corp.	1,000	8,900
Bandai Namco Holdings, Inc.	1,300	29,842
BayCurrent, Inc.	200	6,441
Bridgestone Corp.	2,400	49,875
Brother Industries Ltd.	400	7,596
Canon, Inc.	2,100	54,026
Capcom Co. Ltd.	700	14,780
Central Japan Railway Co.	2,100	50,380
Chiba Bank Ltd.	1,800	24,846
Chubu Electric Power Co., Inc.	1,300	22,359
Chugai Pharmaceutical Co. Ltd.	1,400	74,661
Coca-Cola Bottlers Japan Holdings, Inc.	400	8,673
Cosmos Pharmaceutical Corp.	100	3,887
CyberAgent, Inc.	700	5,606
Dai Nippon Printing Co. Ltd.	800	15,153
Daifuku Co. Ltd.	700	30,605
Daiichi Life Group, Inc.	8,000	73,245
Daiichi Sankyo Co. Ltd.	3,700	60,103
Daikin Industries Ltd.	600	84,777
Daito Trust Construction Co. Ltd.	800	17,994
Daiwa House Industry Co. Ltd.	1,300	39,664
Daiwa House Investment Corp. REIT	11	8,847
Daiwa Securities Group, Inc.	2,700	25,415
Denso Corp.	3,900	46,597
Dentsu Group, Inc.	700	13,290
Disco Corp.	200	95,156
East Japan Railway Co.	2,100	45,841
Ebara Corp.	1,100	37,629
Eisai Co. Ltd.	600	17,959
Electric Power Development Co. Ltd.	400	9,789
ENEOS Holdings, Inc.	5,900	49,551
FANUC Corp.	2,000	88,346
Fast Retailing Co. Ltd.	400	188,298
Food & Life Cos. Ltd.	200	11,634
Fuji Electric Co. Ltd.	300	25,213
Fuji Media Holdings, Inc.	500	12,368
FUJIFILM Holdings Corp.	2,800	51,530
Fujikura Ltd.	3,400	131,182
	Shares	Value

Fujitsu Ltd.	4,000	$80,285
Fukuoka Financial Group, Inc.	300	12,247
GLP J-Reit REIT	7	6,067
GMO Payment Gateway, Inc.	100	5,023
Hakuhodo DY Holdings, Inc.	400	2,686
Hamamatsu Photonics KK	600	7,734
Hankyu Hanshin Holdings, Inc.	500	14,495
Haseko Corp.	500	8,635
Hirose Electric Co. Ltd.	100	13,902
Hitachi Construction Machinery Co. Ltd.	300	10,501
Hitachi Ltd.	9,800	311,624
Honda Motor Co. Ltd.	10,700	86,824
Hoshizaki Corp.	200	6,503
Hoya Corp.	800	149,395
Hulic Co. Ltd.	1,600	18,046
Ibiden Co. Ltd.	600	51,318
Idemitsu Kosan Co. Ltd.	1,700	14,546
IHI Corp.	2,600	47,490
Iida Group Holdings Co. Ltd.	300	4,243
Inpex Corp.	1,900	49,533
Isetan Mitsukoshi Holdings Ltd.	800	15,202
Isuzu Motors Ltd.	1,100	15,156
ITOCHU Corp.	14,200	175,982
J Front Retailing Co. Ltd.	300	4,366
Japan Airlines Co. Ltd.	1,000	15,726
Japan Exchange Group, Inc.	2,500	29,779
Japan Metropolitan Fund Invest REIT	17	12,599
Japan Post Bank Co. Ltd.	2,900	49,765
Japan Post Holdings Co. Ltd.	4,300	49,867
Japan Post Insurance Co. Ltd.	1,200	11,701
Japan Real Estate Investment Corp. REIT	21	16,073
Japan Tobacco, Inc.	2,500	93,137
JFE Holdings, Inc.	1,400	15,375
JX Advanced Metals Corp.	1,300	40,332
Kajima Corp.	1,000	39,084
Kandenko Co. Ltd.	200	8,724
Kansai Electric Power Co., Inc.	2,200	35,244
Kansai Paint Co. Ltd.	400	6,003
Kao Corp.	1,100	40,990
Kawasaki Heavy Industries Ltd.	1,700	34,949
Kawasaki Kisen Kaisha Ltd. (b)	1,100	17,934
KDDI Corp.	7,100	116,188
Keio Corp.	1,000	4,714
Keisei Electric Railway Co. Ltd.	800	5,714
Kewpie Corp.	200	5,307
Keyence Corp.	400	183,466
Kikkoman Corp.	2,000	18,171
Kinden Corp.	300	16,074
Kintetsu Group Holdings Co. Ltd.	300	6,406
Kioxia Holdings Corp. (c)	400	96,783
Kirin Holdings Co. Ltd.	1,900	29,961
Kobe Bussan Co. Ltd.	400	7,003
Koei Tecmo Holdings Co. Ltd.	200	1,981
Koito Manufacturing Co. Ltd.	300	4,867
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Japan (cont'd)
Kokusai Electric Corp.	400	$16,834
Komatsu Ltd.	1,900	81,354
Konami Group Corp.	200	24,015
Kubota Corp.	1,900	31,016
Kuraray Co. Ltd.	1,100	11,553
Kurita Water Industries Ltd.	200	10,809
Kyocera Corp.	3,000	52,128
Kyoto Financial Group, Inc.	700	19,349
Kyowa Kirin Co. Ltd.	500	7,533
Kyushu Electric Power Co., Inc.	1,500	16,218
Kyushu Railway Co.	400	9,182
Lasertec Corp.	200	55,276
Lixil Corp. (b)	1,000	10,326
LY Corp.	7,500	19,727
M3, Inc.	1,100	10,596
Makita Corp.	600	22,280
Marubeni Corp.	3,200	124,547
Marui Group Co. Ltd.	200	3,829
MatsukiyoCocokara & Co.	1,000	14,570
Mazda Motor Corp.	1,500	9,655
McDonald's Holdings Co. Japan Ltd.	100	5,189
Mebuki Financial Group, Inc.	2,000	16,605
Medipal Holdings Corp.	300	5,360
MEIJI Holdings Co. Ltd.	600	14,241
Metaplanet, Inc. (b)(c)	2,100	4,515
Minebea Mitsumi, Inc.	700	13,995
MISUMI Group, Inc.	500	11,509
Mitsubishi Chemical Group Corp.	2,700	15,829
Mitsubishi Corp.	7,700	246,605
Mitsubishi Electric Corp.	4,300	172,563
Mitsubishi Estate Co. Ltd.	2,800	79,795
Mitsubishi Gas Chemical Co., Inc.	300	8,446
Mitsubishi HC Capital, Inc.	2,200	19,983
Mitsubishi Heavy Industries Ltd.	7,000	208,921
Mitsubishi Motors Corp. (b)	900	1,758
Mitsubishi UFJ Financial Group, Inc.	25,500	458,052
Mitsui & Co. Ltd.	5,500	206,503
Mitsui Chemicals, Inc.	800	9,759
Mitsui Fudosan Co. Ltd.	6,200	67,903
Mitsui Kinzoku Co. Ltd.	100	27,476
Mitsui OSK Lines Ltd.	800	30,219
Mizuho Financial Group, Inc.	5,500	236,515
MonotaRO Co. Ltd.	500	5,945
MS&AD Insurance Group Holdings, Inc.	2,700	69,428
Murata Manufacturing Co. Ltd.	3,900	129,340
NEC Corp.	3,000	79,800
Nexon Co. Ltd.	600	10,130
NGK Corp.	600	18,996
NH Foods Ltd.	300	12,361
Nichirei Corp.	300	3,605
NIDEC Corp.	2,200	33,888
Nikon Corp.	900	9,957
Nintendo Co. Ltd.	2,600	127,189
	Shares	Value

Nippon Building Fund, Inc. REIT	21	$17,635
Nippon Express Holdings, Inc.	400	10,506
Nippon Paint Holdings Co. Ltd.	2,100	13,245
Nippon Prologis, Inc. REIT	22	12,599
Nippon Sanso Holdings Corp.	300	10,577
Nippon Steel Corp.	11,100	40,865
Nippon Television Holdings, Inc.	300	5,703
Nippon Yusen KK	1,000	35,939
Nissan Chemical Corp.	400	17,296
Nissan Motor Co. Ltd. (c)	4,700	10,754
Nisshin Seifun Group, Inc.	400	5,109
Nissin Foods Holdings Co. Ltd.	300	5,371
Niterra Co. Ltd.	300	16,217
Nitori Holdings Co. Ltd.	800	11,565
Nitto Denko Corp.	1,400	26,628
Nomura Holdings, Inc.	6,800	54,467
Nomura Real Estate Holdings, Inc.	800	5,219
Nomura Real Estate Master Fund, Inc. REIT	12	12,366
Nomura Research Institute Ltd.	800	21,592
NTT, Inc.	127,800	124,485
Obayashi Corp.	1,400	32,915
OBIC Business Consultants Co. Ltd.	100	3,930
Obic Co. Ltd.	700	18,601
Odakyu Electric Railway Co. Ltd.	500	5,006
Oji Holdings Corp.	1,800	9,463
Olympus Corp.	2,200	21,638
Omron Corp.	300	10,776
Ono Pharmaceutical Co. Ltd.	900	13,311
Open House Group Co. Ltd.	200	11,771
Oracle Corp. Japan	100	5,564
Oriental Land Co. Ltd.	2,300	32,000
ORIX Corp.	2,700	90,873
Orix J-Reit, Inc. REIT	13	8,259
Osaka Gas Co. Ltd.	700	25,153
Otsuka Corp.	700	12,985
Otsuka Holdings Co. Ltd.	1,000	72,882
Pan Pacific International Holdings Corp.	4,900	27,715
Panasonic Holdings Corp.	4,900	100,233
Persol Holdings Co. Ltd.	3,700	5,507
Rakuten Bank Ltd. (c)	200	8,081
Rakuten Group, Inc. (c)	3,100	15,093
Recruit Holdings Co. Ltd.	3,400	157,505
Renesas Electronics Corp.	3,600	72,802
Resona Holdings, Inc.	4,500	56,284
Resonac Holdings Corp.	400	36,606
Ricoh Co. Ltd.	1,300	10,963
Rinnai Corp.	300	6,818
Rohm Co. Ltd.	700	15,144
Rohto Pharmaceutical Co. Ltd.	500	7,352
Ryohin Keikaku Co. Ltd.	1,300	30,112
Sanrio Co. Ltd.	2,600	15,152
Santen Pharmaceutical Co. Ltd.	500	5,153
Sanwa Holdings Corp.	500	11,436
SBI Holdings, Inc.	1,300	26,231

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Japan (cont'd)
SCREEN Holdings Co. Ltd.	400	$26,520
Secom Co. Ltd.	900	32,769
Sega Sammy Holdings, Inc.	200	2,900
Seibu Holdings, Inc.	600	14,120
Seiko Epson Corp.	400	5,380
Sekisui Chemical Co. Ltd.	700	10,727
Sekisui House Ltd.	1,500	32,661
Seven & i Holdings Co. Ltd.	5,200	62,030
SG Holdings Co. Ltd.	500	4,680
Sharp Corp. (b)(c)	700	2,508
Shimadzu Corp.	400	9,298
Shimamura Co. Ltd.	300	6,282
Shimano, Inc.	200	20,983
Shimizu Corp.	1,200	23,184
Shin-Etsu Chemical Co. Ltd.	3,800	174,960
Shionogi & Co. Ltd.	1,800	36,365
Shiseido Co. Ltd.	900	18,382
Shizuoka Financial Group, Inc.	800	14,045
SMC Corp.	128	62,943
SoftBank Corp.	63,500	89,374
SoftBank Group Corp.	8,400	286,934
Sojitz Corp.	600	22,473
Sompo Holdings, Inc.	2,200	81,874
Sony Financial Group, Inc.	17,700	15,880
Sony Group Corp.	13,800	276,488
Square Enix Holdings Co. Ltd.	800	12,619
Stanley Electric Co. Ltd.	300	5,855
Subaru Corp.	1,200	17,874
Sugi Holdings Co. Ltd.	100	2,002
Sumitomo Chemical Co. Ltd.	3,700	12,073
Sumitomo Corp.	2,300	85,519
Sumitomo Electric Industries Ltd.	1,600	105,335
Sumitomo Forestry Co. Ltd.	1,100	9,941
Sumitomo Heavy Industries Ltd.	300	10,150
Sumitomo Metal Mining Co. Ltd.	500	30,741
Sumitomo Mitsui Financial Group, Inc.	8,500	300,127
Sumitomo Mitsui Trust Group, Inc.	1,500	50,150
Sumitomo Pharma Co. Ltd. (c)	300	3,312
Sumitomo Realty & Development Co. Ltd.	1,900	58,899
Sumitomo Rubber Industries Ltd.	300	3,891
Sundrug Co. Ltd.	100	2,406
Suntory Beverage & Food Ltd.	200	5,764
Suzuki Motor Corp.	3,400	38,024
Sysmex Corp.	800	7,064
T&D Holdings, Inc.	1,300	31,496
Taisei Corp.	300	32,532
Takeda Pharmaceutical Co. Ltd.	3,600	120,358
TBS Holdings, Inc.	200	7,074
TDK Corp.	4,200	76,794
Terumo Corp.	3,300	41,989
TIS, Inc.	500	10,898
Tobu Railway Co. Ltd.	300	5,357
Toho Co. Ltd.	1,700	15,672
	Shares	Value

Tohoku Electric Power Co., Inc.	1,700	$11,874
Tokio Marine Holdings, Inc.	4,000	183,187
Tokyo Century Corp.	400	5,495
Tokyo Electric Power Co. Holdings, Inc. (c)	4,200	15,990
Tokyo Electron Ltd.	1,046	308,238
Tokyo Gas Co. Ltd.	700	29,729
Tokyo Metro Co. Ltd.	600	6,043
Tokyu Corp.	1,300	13,825
Tokyu Fudosan Holdings Corp.	1,200	10,217
TOPPAN Holdings, Inc.	600	17,834
Toray Industries, Inc.	3,200	22,975
Tosoh Corp.	600	9,246
TOTO Ltd.	200	7,026
Toyo Suisan Kaisha Ltd.	200	13,736
Toyota Motor Corp.	23,900	458,770
Toyota Tsusho Corp.	1,400	54,958
Trend Micro, Inc.	246	8,563
Tsuruha Holdings, Inc.	300	3,948
Unicharm Corp.	2,900	16,941
United Urban Investment Corp. REIT	8	9,052
USS Co. Ltd.	900	9,720
West Japan Railway Co.	900	16,291
Yakult Honsha Co. Ltd.	400	6,966
Yamada Holdings Co. Ltd.	1,000	3,334
Yamaha Corp.	700	4,996
Yamaha Motor Co. Ltd. (b)	2,100	14,750
Yamato Holdings Co. Ltd.	400	4,532
Yamazaki Baking Co. Ltd.	400	8,367
Yaskawa Electric Corp.	600	21,276
Yokogawa Electric Corp.	400	13,927
Yokohama Financial Group, Inc.	2,400	22,782
Yokohama Rubber Co. Ltd.	200	8,140
Zensho Holdings Co. Ltd.	200	11,023
ZOZO, Inc.	700	4,698
		12,518,345
Netherlands (4.1%)
ABN AMRO Bank NV CVA	1,290	44,914
Adyen NV (c)	63	71,093
AerCap Holdings NV	435	61,861
ASM International NV	103	100,762
ASML Holding NV	867	1,253,288
Coca-Cola Europacific Partners PLC	475	44,921
CVC Capital Partners PLC	1,290	19,634
DSM-Firmenich AG	541	40,407
EXOR NV	182	14,277
Heineken Holding NV (b)	308	21,887
Heineken NV (b)	603	46,943
ING Groep NV	6,514	188,524
InPost SA (c)	325	5,829
Koninklijke Ahold Delhaize NV	2,094	98,226
Koninklijke KPN NV	6,565	35,107
Koninklijke Philips NV	1,655	43,655
Nebius Group NV (c)	465	64,277
Prosus NV (c)	2,758	133,523
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Netherlands (cont'd)
Universal Music Group NV	1,914	$40,132
Wolters Kluwer NV	605	47,217
		2,376,477
New Zealand (0.2%)
a2 Milk Co. Ltd.	2,599	13,356
Auckland International Airport Ltd.	4,998	24,397
Contact Energy Ltd.	1,636	9,195
Fisher & Paykel Healthcare Corp. Ltd.	1,416	30,515
Infratil Ltd.	2,502	18,431
Mainfreight Ltd.	156	5,441
Mercury NZ Ltd.	864	3,421
Meridian Energy Ltd.	2,756	9,253
Spark New Zealand Ltd.	8,084	9,928
		123,937
Norway (0.8%)
Aker ASA, Class A	69	7,960
Aker BP ASA	722	28,225
Bakkafrost P/F	105	5,224
DNB Bank ASA	1,855	56,176
Equinor ASA	1,611	65,563
Frontline PLC	472	17,160
Gjensidige Forsikring ASA	342	9,607
Kongsberg Gruppen ASA	871	29,128
Kongsberg Maritime AS (c)	871	5,708
Leroy Seafood Group ASA	141	692
Mowi ASA	1,012	22,453
Nordic Semiconductor ASA (c)	247	5,076
Norsk Hydro ASA	3,248	35,960
Orkla ASA	1,533	18,908
Protector Forsikring ASA	210	10,623
Salmar ASA	126	7,630
SpareBank 1 SMN	191	4,264
SpareBank 1 Sor-Norge ASA	476	10,287
Sparebanken Norge	198	4,306
Storebrand ASA	1,117	21,593
Telenor ASA	1,489	24,544
TOMRA Systems ASA	709	7,236
Var Energi ASA	1,947	9,894
Vend Marketplaces ASA, Class B	439	12,096
Wallenius Wilhelmsen ASA	384	4,941
Yara International ASA	426	24,800
		450,054
Poland (0.5%)
Allegro.eu SA (c)	1,507	12,410
Asseco Poland SA	102	5,145
Bank Millennium SA (c)	985	4,858
Bank Polska Kasa Opieki SA	402	25,165
Budimex SA	30	5,454
CD Projekt SA	211	16,076
Dino Polska SA (c)	900	7,967
Erste Bank Polska SA	116	19,767
KGHM Polska Miedz SA (c)	315	26,460
LPP SA	3	18,139
	Shares	Value

mBank SA (c)	35	$11,062
ORLEN SA	1,335	49,065
PGE Polska Grupa Energetyczna SA (c)	2,710	7,971
Powszechna Kasa Oszczednosci Bank Polski SA	1,949	51,055
Powszechny Zaklad Ubezpieczen SA	1,598	28,113
Zabka Group SA (c)	905	5,779
		294,486
Portugal (0.2%)
Banco Comercial Portugues SA, Class R	16,743	17,896
EDP SA	5,685	31,008
Galp Energia SGPS SA	1,100	25,729
Jeronimo Martins SGPS SA	783	18,802
Navigator Co. SA (b)	780	3,067
		96,502
Singapore (1.4%)
CapitaLand Ascendas REIT (c)	11,100	21,817
CapitaLand Integrated Commercial Trust REIT	13,037	24,282
CapitaLand Investment Ltd.	3,700	8,115
City Developments Ltd.	700	4,505
DBS Group Holdings Ltd.	4,500	207,498
Genting Singapore Ltd.	12,100	6,493
Grab Holdings Ltd., Class A (c)	6,541	24,987
Hafnia Ltd.	845	7,500
Jardine Cycle & Carriage Ltd.	300	7,705
Keppel REIT	322	227
Keppel Ltd.	2,900	24,822
Mapletree Industrial Trust REIT	3,500	5,432
Mapletree Logistics Trust REIT	13,300	12,804
Mapletree Pan Asia Commercial Trust REIT	4,000	4,064
Oversea-Chinese Banking Corp. Ltd.	7,100	122,493
SATS Ltd.	800	2,082
Sea Ltd. ADR (c)	636	53,984
Seatrium Ltd.	6,000	11,123
Sembcorp Industries Ltd.	2,300	12,070
Singapore Airlines Ltd.	3,600	17,830
Singapore Exchange Ltd.	1,700	29,068
Singapore Technologies Engineering Ltd.	3,500	29,661
Singapore Telecommunications Ltd.	16,500	59,760
United Overseas Bank Ltd.	2,700	76,893
UOL Group Ltd.	600	5,019
Wilmar International Ltd.	3,600	10,268
Yangzijiang Shipbuilding Holdings Ltd.	7,200	24,555
		815,057
Spain (3.1%)
ACS Actividades de Construccion y Servicios SA	378	54,483
Aena SME SA (b)	1,571	42,908
Amadeus IT Group SA	1,034	59,664
Banco Bilbao Vizcaya Argentaria SA	12,996	286,983
Banco Santander SA	33,232	405,507
CaixaBank SA	7,658	97,474
Cellnex Telecom SA	1,236	41,607
Endesa SA	752	33,726
Ferrovial SE	1,112	76,363
Iberdrola SA	14,202	332,955

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
Spain (cont'd)
Industria de Diseno Textil SA (b)	2,474	$148,070
International Consolidated Airlines Group SA	8,510	43,054
Naturgy Energy Group SA	535	16,833
Repsol SA	2,481	66,642
Telefonica SA	9,113	41,123
		1,747,392
Sweden (3.0%)
AAK AB (b)	449	12,880
AddTech AB, Class B	654	24,019
Alfa Laval AB (b)	713	42,908
Assa Abloy AB, Class B (b)	2,158	83,056
Atlas Copco AB, Class A (b)	9,187	171,097
Avanza Bank Holding AB (b)	178	6,434
Axfood AB	336	10,252
Beijer Ref AB, Class B	757	10,725
Boliden AB (b)	564	29,647
Castellum AB	960	12,288
Epiroc AB, Class A (b)	2,320	63,686
EQT AB	1,045	34,099
Essity AB, Class B	1,488	39,500
Evolution AB	313	22,059
Fastighets AB Balder, Class B (c)	1,152	6,891
Getinge AB, Class B	382	7,690
H & M Hennes & Mauritz AB, Class B	1,276	22,901
Hexagon AB, Class B (b)	5,082	55,521
Holmen AB, Class B (b)	130	4,485
Husqvarna AB, Class B (b)	582	2,804
Industrivarden AB, Class A	610	32,219
Indutrade AB	801	17,305
Investment AB Latour, Class B (b)	264	6,061
Investor AB, Class A (b)	5,255	212,523
L E Lundbergforetagen AB, Class B	102	5,912
Lifco AB, Class B (b)	666	20,956
Nibe Industrier AB, Class B (b)	2,751	12,506
Nordnet AB publ	378	12,459
Saab AB, Class B	646	39,214
Sagax AB, Class B	651	12,956
Sandvik AB (b)	2,386	100,372
Sectra AB, Class B	205	5,704
Securitas AB, Class B (b)	1,163	19,519
Skandinaviska Enskilda Banken AB, Class A	3,302	65,354
Skanska AB, Class B	835	22,551
SKF AB, Class B (b)	879	22,132
SSAB AB, Class A (b)	1,866	16,873
Svenska Cellulosa AB SCA, Class B	1,355	15,526
Svenska Handelsbanken AB, Class A	3,173	45,426
Sweco AB, Class B	336	4,620
Swedbank AB, Class A	1,872	66,174
Swedish Orphan Biovitrum AB (c)	518	24,301
Tele2 AB, Class B	1,096	22,473
Telefonaktiebolaget LM Ericsson, Class B	6,380	76,107
Telia Co. AB	4,129	21,588
Thule Group AB	127	3,172
	Shares	Value

Trelleborg AB, Class B	578	$23,732
Verisure PLC (c)	613	7,659
Volvo AB, Class A	3,918	136,575
Volvo Car AB, Class B (c)	2,524	6,039
		1,740,950
Switzerland (7.2%)
ABB Ltd. (Registered)	3,570	361,069
Alcon AG	1,093	81,595
Chocoladefabriken Lindt & Spruengli AG	2	24,532
Cie Financiere Richemont SA, Class A (Registered)	1,176	225,695
Galderma Group AG (c)	381	79,931
Geberit AG (Registered)	77	52,033
Givaudan SA (Registered)	21	74,887
Holcim AG (c)	1,074	99,803
Kuehne & Nagel International AG (Registered)	133	31,237
Lonza Group AG (Registered)	158	97,142
Nestle SA (Registered)	5,908	598,124
Novartis AG (Registered)	4,336	640,816
Partners Group Holding AG (b)	51	55,447
Roche Holding AG	1,675	684,037
Sandoz Group AG	921	73,877
Schindler Holding AG	104	36,360
Schindler Holding AG (Registered)	32	10,715
SGS SA (Registered)	382	41,390
Sika AG (Registered) (c)	358	66,039
Straumann Holding AG (Registered)	255	27,675
Swiss Life Holding AG (Registered)	61	71,620
Swiss Re AG	602	96,975
Swisscom AG (Registered)	53	44,829
UBS Group AG (Registered) (c)	7,070	312,860
Zurich Insurance Group AG	336	234,266
		4,122,954
United Kingdom (12.5%)
3i Group PLC	2,274	79,085
Admiral Group PLC	543	24,949
Airtel Africa PLC	1,442	6,964
Anglo American PLC	2,329	115,250
Antofagasta PLC	700	33,948
Associated British Foods PLC	465	11,579
AstraZeneca PLC	3,415	647,901
Autotrader Group PLC	2,516	16,925
Aviva PLC	6,311	53,525
BAE Systems PLC	6,992	194,472
Barclays PLC	31,356	184,308
Barratt Redrow PLC	2,672	9,100
BP PLC	32,448	256,853
British American Tobacco PLC	4,770	280,928
BT Group PLC	15,370	45,185
Bunzl PLC	654	21,560
Centrica PLC	10,505	30,682
Compass Group PLC	4,035	114,017
Convatec Group PLC	5,238	15,022
Diageo PLC	4,869	98,448
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund
	Shares	Value
United Kingdom (cont'd)
Experian PLC	2,096	$76,691
Fresnillo PLC	520	22,961
Glencore PLC (c)	21,103	164,009
GSK PLC	9,076	237,950
Haleon PLC	20,887	96,453
Halma PLC	891	53,618
HSBC Holdings PLC	39,157	720,482
ICG PLC	490	12,081
Imperial Brands PLC	1,658	62,992
Informa PLC	2,721	29,420
InterContinental Hotels Group PLC	314	44,896
Intertek Group PLC	334	21,516
J Sainsbury PLC	3,737	16,699
Kingfisher PLC	4,203	16,527
Land Securities Group PLC REIT	1,708	13,743
Legal & General Group PLC	11,881	40,772
Lloyds Banking Group PLC	132,363	179,921
London Stock Exchange Group PLC	1,061	137,672
M&G PLC	5,539	22,765
Marks & Spencer Group PLC	4,814	21,658
Melrose Industries PLC	3,163	20,756
National Grid PLC	10,971	196,387
NatWest Group PLC	17,256	137,632
Next PLC	235	41,475
Pearson PLC	1,348	19,892
Prudential PLC	6,067	91,427
Reckitt Benckiser Group PLC	1,465	93,216
RELX PLC (LSE)	4,135	150,788
Rentokil Initial PLC	6,307	42,520
Rio Tinto PLC	2,391	240,861
Rolls-Royce Holdings PLC	18,992	305,611
Sage Group PLC	2,007	23,937
Schroders PLC	1,911	15,047
Segro PLC REIT	2,737	25,925
Severn Trent PLC	554	24,627
Shell PLC	13,111	596,115
Smith & Nephew PLC	1,677	25,950
Smiths Group PLC	686	23,685
Spirax Group PLC	125	12,200
SSE PLC	2,604	93,235
Standard Chartered PLC	3,968	101,044
Standard Life PLC	2,201	22,644
Sunbelt Rentals Holdings, Inc.	943	70,880
Tesco PLC	13,848	90,719
Unilever PLC	4,832	281,779
United Utilities Group PLC	1,557	30,879
Vodafone Group PLC	46,302	73,673
Weir Group PLC	723	26,205
Whitbread PLC	409	12,433
Wise PLC, Class A (c)	1,564	22,367
		7,147,436
United States (0.6%)
Amrize Ltd. (c)	1,053	57,826
	Shares	Value

ICON PLC ADR (c)	145	$17,158
IREN Ltd. (c)	751	34,178
NXP Semiconductors NV	567	166,465
Waste Connections, Inc.	588	96,861
		372,488
Total Common Stocks (Cost $49,252,898)		56,816,434

No. of Rights
Rights (0.0%)‡
Australia (0.0%)‡
NEXTDC Ltd., expires 5/11/26 (c) (Cost $—)	302	374

Shares
Short-Term Investments (0.8%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (See Note E) (Cost $216,972)	216,972	216,972
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (See Note E) (Cost $221,950)	221,950	221,950
Total Short-Term Investments (Cost $438,922)		438,922
Total Investments (100.1%) (Cost $49,691,820) including $2,019,192 of Securities Loaned (e)(f)		57,255,730
Liabilities in Excess of Other Assets (–0.1%)		(50,105)
Net Assets (100.0%)		$57,205,625
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
‡	Amount is less than 0.05%.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan at April 30, 2026.
(c)	Non-income producing security.
(d)	Security trades on the Hong Kong exchange.
(e)
The fair value and percentage of net assets, $49,214,733 and
86.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to  Financial
Statements.

(f)
At April 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $9,428,611 and the aggregate gross unrealized depreciation is $1,864,701,
resulting in net unrealized appreciation of $7,563,910.

ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
Euronext NV	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.
REIT	Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee International Index Fund

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	60.7%
Banks	16.1
Pharmaceuticals	6.7
Oil, Gas & Consumable Fuels	5.7
Insurance	5.7
Semiconductors & Semiconductor Equipment	5.1
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of April 30, 2026.
**	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
E*TRADE No Fee Municipal Bond Index Fund

	Face Amount	Value
Municipal Bonds (97.9%)
Education (8.1%)
Board of Regents of the University of Texas System,
5.00%, 8/15/31	$155,000	$172,372
Danville Multi-School Building Corp., IN,
5.00%, 7/15/41	335,000	365,118
Illinois Finance Authority,
5.00%, 4/1/31	300,000	328,894
Mississippi Development Bank,
5.00%, 4/1/29	110,000	117,362
New York State Dormitory Authority,
5.00%, 8/15/42	200,000	218,206
Ohio Higher Educational Facility Commission (Kenyon College 2023),
5.00%, 7/1/36 - 7/1/39	440,000	470,992
University of Arkansas,
5.00%, 9/1/28	240,000	253,076
University of Connecticut,
5.00%, 2/15/42	90,000	99,978
University of Houston, TX,
5.00%, 2/15/32	210,000	234,699
University of Maine System,
5.00%, 3/1/28	200,000	208,279
		2,468,976
Electric Utilities (4.5%)
Energy Northwest, WA,
5.00%, 7/1/37	180,000	189,613
Garland Electric Utility System Revenue, TX (AGM),
5.00%, 3/1/31	105,000	115,211
Grant County Public Utility District No. 2 Electric Revenue, WA,
5.00%, 1/1/42	450,000	460,944
Knoxville Electric System Revenue, TN,
5.00%, 7/1/39	105,000	113,415
Lower Colorado River Authority, TX,
5.00%, 5/15/31	145,000	159,139
San Antonio Texas Electric and Gas Systems Revenue,
5.00%, 2/1/30	300,000	324,808
		1,363,130
General Obligations (37.2%)
Abilene, TX (Taylor And Jones Counties),
5.00%, 2/15/32	115,000	128,386
Angleton Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/38	250,000	274,207
Baltimore, MD (Consolidated Public Improvement),
2.00%, 10/15/35	195,000	162,198
Bethlehem Area School District, PA (State Aid Withholding),
5.00%, 11/15/29	190,000	204,861
Celina Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/38	165,000	184,422
	Face Amount	Value

Chambersburg Area School District, PA (State Aid Withholding),
5.00%, 3/1/36	$125,000	$134,344
Coeur d'Alene, ID,
5.00%, 8/1/31	320,000	355,333
Commonwealth of Massachusetts, (General Obligation Refunding Bonds),
5.00%, 3/1/39	220,000	245,229
Commonwealth of Pennsylvania, (Bid Group A),
5.00%, 9/1/32	110,000	124,261
Connecticut, (Sustainable Bonds),
5.00%, 7/15/30	245,000	267,918
Conroe Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/37 - 2/15/40	305,000	342,913
County of Hamblen, TN,
4.00%, 6/1/34	500,000	523,139
Cypress-Fairbanks Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/32	145,000	161,972
Dallas Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/40	500,000	560,190
Del Mar College District, TX,
3.00%, 8/15/39	135,000	118,794
Denton, TX,
5.00%, 2/15/41	315,000	343,605
Everett, WA (Lift Projects),
5.00%, 6/1/30	200,000	217,943
Haverford Township School District, PA (State Aid Withholding),
5.00%, 3/15/39	390,000	425,453
La Vernia Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/42	150,000	163,052
Lake County School District No. 112 North Shore, IL,
5.00%, 12/1/33 - 12/1/35	250,000	277,065
Laredo, TX,
3.00%, 2/15/37	175,000	162,677
Maryland, (Bidding Group 3),
5.00%, 6/1/37	220,000	248,929
Melissa, TX,
5.00%, 2/15/34	130,000	143,013
Memphis, TN (Tennessee General Improvement Bonds),
5.00%, 4/1/39	170,000	186,954
Minnetonka Independent School District No. 276, MN,
0.00%, 2/1/30 - 2/1/35	300,000	238,302
New York City,
5.00%, 8/1/32 - 12/1/39	825,000	898,878
4.00%, 3/1/41	250,000	246,109
Oakland Park, FL,
5.00%, 2/1/32	240,000	259,999
Oxnard School District, CA,
0.00%, 2/1/31	350,000	303,046

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Municipal Bond Index Fund
	Face Amount	Value
General Obligations (cont'd)
Paris Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/34	$300,000	$339,728
Pflugerville, TX,
5.00%, 8/1/27	110,000	113,381
Plano Independent School District, TX,
5.00%, 2/15/41	180,000	194,278
Prosper Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/32	125,000	139,844
5.00%, 2/15/36	300,000	337,519
Rockwall Independent School District, TX (PSF Guaranteed),
5.00%, 2/15/36	150,000	172,081
St. Cloud Independent School District No. 742, MN,
0.00%, 2/1/27	100,000	97,750
State of Minnesota,
5.00%, 8/1/38	380,000	433,112
State of Washington,
5.00%, 2/1/39 - 2/1/40	300,000	325,159
State of West Virginia,
5.00%, 12/1/38	145,000	157,539
Temple, TX,
5.00%, 8/1/28	125,000	131,302
Town of Prosper, TX,
5.00%, 2/15/33	180,000	202,907
Warren Consolidated Schools, MI (SBLF),
5.00%, 5/1/26	130,000	130,000
Washington, (Various Purpose General Obligation Refunding Bonds),
5.00%, 8/1/26	180,000	181,016
Waukee Community School District, IA,
5.00%, 6/1/35	115,000	125,212
Waukesha, WI,
2.00%, 10/1/30	365,000	338,681
		11,322,701
Hospital (5.7%)
Colorado Health Facilities Authority,
5.00%, 5/15/42	135,000	144,142
Health & Educational Facilities Authority of the State of Missouri,
5.00%, 4/1/36	700,000	797,978
Maricopa County Industrial Development Authority, AZ,
5.00%, 9/1/28	110,000	115,431
Michigan Finance Authority,
5.00%, 12/1/29 - 4/15/37	395,000	426,060
Oregon Health and Science University,
5.00%, 7/1/27	235,000	240,804
		1,724,415
Housing (1.8%)
Massachusetts Housing Finance Agency,
3.10%, 12/1/29	550,000	550,983
	Face Amount	Value
Insured - General Obligations (5.7%)
Grand Rapids Public Schools, MI (AGM),
5.00%, 5/1/30	$350,000	$377,981
Kankakee County Community High School District No 307 Bradley-Bourbonnais, IL (AGM),
5.00%, 12/1/30	300,000	327,644
North Olmsted City School District, OH (AGM),
5.00%, 10/15/27	170,000	175,487
Somerset Area School District, PA (AG) (State Aid Withholding),
5.00%, 2/15/40 - 2/15/43	810,000	869,948
		1,751,060
Lease Revenue/Certificates of Participation (12.3%)
Avon Community School Building Corp., IN,
5.00%, 7/15/36	150,000	165,444
California State Public Works Board (Various Capital),
5.00%, 9/1/37	200,000	226,847
Colorado, (Rural Colorado),
4.00%, 12/15/34	225,000	232,930
5.00%, 12/15/31	125,000	139,324
Community College District of Central Southwest Missouri,
5.00%, 3/1/28	185,000	192,253
County of Dare, NC,
5.00%, 6/1/39 - 6/1/40	355,000	396,703
El Paso County School District No. 49 Falcon, CO,
5.00%, 12/15/35	705,000	778,463
IPS Multi-School Building Corp., IN (State Aid Withholding),
5.00%, 7/15/43	300,000	322,303
Monroe County Community 1996 School Building Corp., IN (State Aid Withholding),
5.00%, 1/15/34	135,000	151,298
Oklahoma City Water Utilities Trust,
5.00%, 7/1/39	130,000	145,415
Porter Township High School Building Corp., IN,
5.00%, 7/15/36	215,000	237,700
Riviera Beach, FL,
5.00%, 10/1/28	100,000	105,297
School District of Broward County, FL,
5.00%, 7/1/32	500,000	556,730
Speedway Multi-School Building Corp., IN,
5.00%, 1/15/28	100,000	103,640
		3,754,347
Special Tax Revenue (11.1%)
County of Clark, NV,
5.00%, 7/1/33	285,000	322,937
East Montgomery County Improvement District Sales Tax Revenue, TX (AGM),
5.00%, 8/15/39	230,000	249,448
Empire State Development Corp., NY,
5.00%, 3/15/36 - 3/15/38	425,000	464,949
Grand Junction, CO,
5.00%, 3/1/31	100,000	109,932
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee Municipal Bond Index Fund
	Face Amount	Value
Special Tax Revenue (cont'd)
Greater Texas Cultural Education Facilities Finance Corp.,
4.00%, 3/1/40	$200,000	$200,153
New York City Transitional Finance Authority Future Tax Secured Revenue,
5.00%, 5/1/40 - 5/1/42	610,000	669,998
New York State Dormitory Authority,
4.00%, 3/15/38 - 3/15/41	285,000	285,720
5.00%, 3/15/31	120,000	133,437
Park Creek Metropolitan District, CO (AGM),
5.00%, 12/1/35	290,000	319,248
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue,
0.00%, 12/1/37	350,000	221,092
Southeastern Pennsylvania Transportation Authority,
5.25%, 6/1/41	250,000	272,791
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC,
5.00%, 7/15/35	120,000	128,527
		3,378,232
Transportation (5.2%)
Bay Area Toll Authority, CA,
5.00%, 4/1/42	250,000	298,416
Central Texas Turnpike System,
5.00%, 8/15/33	165,000	184,538
County of Clark Department of Aviation, NV,
5.00%, 7/1/29	195,000	209,123
Houston Airport System Revenue, TX,
5.00%, 7/1/37	150,000	155,597
North Texas Tollway Authority,
5.00%, 1/1/38	340,000	372,085
Port Authority of New York & New Jersey,
5.00%, 10/15/42	85,000	94,661
Virginia Port Authority,
5.00%, 7/1/34	35,000	39,859
Wayne County Airport Authority, MI,
5.00%, 12/1/41	200,000	221,304
		1,575,583
Water and Sewer (6.3%)
District of Columbia Water & Sewer Authority, DC,
5.00%, 10/1/42	400,000	446,248
Illinois Finance Authority,
5.00%, 7/1/38	250,000	282,272
Massachusetts Water Resources Authority,
5.00%, 8/1/39	140,000	148,135
Ohio Water Development Authority,
5.00%, 6/1/29	115,000	122,659
Ohio Water Development Authority Water Pollution Control Loan Fund,
5.00%, 12/1/34	140,000	162,053
Oklahoma Water Resources Board,
5.00%, 10/1/41	440,000	477,597
	Face Amount	Value

San Antonio Water System, TX,
5.00%, 5/15/35	$135,000	$146,908
Texas Water Development Board,
5.00%, 10/15/33	105,000	119,847
		1,905,719
Total Municipal Bonds (Cost $29,225,478)		29,795,146

	Shares
Short-Term Investment (1.0%)
Investment Company (1.0%)
BlackRock Liquidity Funds — MuniCash — Institutional Shares, 3.05%, (Cost $312,527)	312,496	312,527
Total Investments (98.9%) (Cost $29,538,005) (a)		30,107,673
Other Assets in Excess of Liabilities (1.1%)		345,904
Net Assets (100.0%)		$30,453,577

(a)
At April 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$651,514 and the aggregate gross unrealized depreciation is
approximately $81,846, resulting in net unrealized appreciation of approximately $569,668.

AGM	Assured Guaranty Municipal Corporation.
AID	Agency for International Development.
COPs	Certificates of Participation.
PSF	Permanent School Fund.
SBLF	Small Business Lending Fund.
At April 30, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
State/Territory	Value	Percentage of Net Assets
Texas	$6,649,076	21.8%
Others, representing less than 10% individually	23,458,597	77.1
	$30,107,673	98.9%

Sector Classification of Portfolio
Classification	Percentage of Total Investments
General Obligations	37.6%
Lease Revenue/Certificates of Participation	12.5
Special Tax Revenue	11.2
Education	8.2
Other	7.4
Water and Sewer	6.3
Insured - General Obligations	5.8
Hospital	5.7
Transportation	5.3
Total Investments	100.0%

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments
E*TRADE No Fee U.S. Bond Index Fund

	Face Amount	Value
Fixed Income Securities (99.0%)
Corporate Bonds (30.5%)
Basic Materials (1.8%)
BHP Billiton Finance USA Ltd.,
5.00%, 2/15/36	$196,000	$196,702
LYB International Finance III LLC,
5.13%, 1/15/31	253,000	254,601
5.50%, 3/1/34	67,000	67,226
Nutrien Ltd.,
4.90%, 3/27/28	49,000	49,425
Sherwin-Williams Co.,
2.95%, 8/15/29	65,000	62,044
		629,998
Communications (2.6%)
Amazon.com, Inc.,
3.88%, 8/22/37	214,000	192,628
AT&T, Inc.,
3.10%, 2/1/43	114,000	81,546
3.30%, 2/1/52	122,000	76,953
Charter Communications Operating LLC/Charter Communications Operating Capital,
5.05%, 3/30/29	197,000	197,548
Cisco Systems, Inc.,
5.35%, 2/26/64	89,000	81,872
Comcast Corp.,
3.90%, 3/1/38	67,000	57,623
Verizon Communications, Inc.,
1.75%, 1/20/31	233,000	204,899
		893,069
Consumer, Cyclical (2.0%)
Aptiv Swiss Holdings Ltd.,
4.15%, 5/1/52	198,000	144,256
AutoZone, Inc.,
3.75%, 6/1/27	68,000	67,551
General Motors Financial Co., Inc.,
2.70%, 6/10/31	206,000	185,687
Lowe's Cos., Inc.,
3.35%, 4/1/27	101,000	100,444
3.65%, 4/5/29	101,000	99,047
Starbucks Corp.,
3.35%, 3/12/50	100,000	67,711
		664,696
Consumer, Non-Cyclical (5.2%)
AbbVie, Inc.,
5.50%, 3/15/64	79,000	74,968
Amgen, Inc.,
2.77%, 9/1/53	132,000	77,362
Becton Dickinson & Co.,
1.96%, 2/11/31	105,000	92,726
Elevance Health, Inc.,
5.00%, 1/15/36	249,000	244,580
General Mills, Inc.,
5.25%, 1/30/35 (a)	110,000	109,513
	Face Amount	Value

Novartis Capital Corp.,
4.60%, 11/5/35	$256,000	$250,481
Philip Morris International, Inc.,
4.90%, 11/1/34	252,000	250,464
Stryker Corp.,
1.95%, 6/15/30	159,000	143,861
4.63%, 3/15/46	221,000	191,482
Sysco Corp.,
4.50%, 4/1/46	155,000	126,226
UnitedHealth Group, Inc.,
5.15%, 7/15/34	191,000	193,347
		1,755,010
Energy (1.4%)
Enbridge, Inc.,
6.00%, 11/15/28	84,000	87,174
Equinor ASA,
3.95%, 5/15/43	50,000	41,227
Kinder Morgan, Inc.,
5.20%, 3/1/48	121,000	109,212
Occidental Petroleum Corp.,
6.60%, 3/15/46	219,000	229,224
		466,837
Finance (9.5%)
Aon North America, Inc.,
5.75%, 3/1/54	134,000	128,996
Bank of America Corp.,
MTN
4.95%, 7/22/28	85,000	85,516
Bank of Nova Scotia,
4.34%, 9/15/31	255,000	251,672
Capital One Financial Corp.,
5.88%, 7/26/35	115,000	118,124
Charles Schwab Corp.,
5.85%, 5/19/34	75,000	78,739
Citigroup, Inc.,
2.57%, 6/3/31	94,000	86,488
2.67%, 1/29/31	92,000	85,582
5.17%, 2/13/30	192,000	194,958
Citizens Financial Group, Inc.,
5.25%, 3/5/31	152,000	153,965
5.84%, 1/23/30	248,000	255,253
Equinix, Inc.,
2.15%, 7/15/30	238,000	214,536
Essex Portfolio LP,
5.50%, 4/1/34	116,000	118,425
Fifth Third Bancorp,
5.63%, 1/29/32	109,000	112,554
Goldman Sachs Group, Inc.,
2.91%, 7/21/42	107,000	76,470
6.56%, 10/24/34	71,000	77,165
PNC Financial Services Group, Inc.,
5.35%, 12/2/28	84,000	85,223
Prologis LP,
5.25%, 5/15/35	247,000	250,528
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee U.S. Bond Index Fund
	Face Amount	Value
Finance (cont'd)
Regions Financial Corp.,
5.50%, 9/6/35	$140,000	$140,704
Sumisho Air Lease Corp.,
5.85%, 12/15/27	142,000	144,738
Travelers Cos., Inc.,
4.10%, 3/4/49	243,000	193,272
Truist Financial Corp.,
MTN
6.12%, 10/28/33	74,000	78,546
U.S. Bancorp,
MTN
4.55%, 7/22/28	124,000	124,217
Wells Fargo & Co.,
MTN
2.57%, 2/11/31	93,000	86,298
4.61%, 4/25/53	87,000	72,134
		3,214,103
Industrials (1.3%)
CSX Corp.,
5.05%, 6/15/35	67,000	67,334
General Dynamics Corp.,
2.85%, 6/1/41	118,000	87,748
John Deere Capital Corp.,
4.50%, 1/16/29	194,000	195,573
RTX Corp.,
1.90%, 9/1/31	111,000	96,970
		447,625
Technology (3.2%)
Broadcom, Inc.,
4.90%, 2/15/38	155,000	149,888
Fidelity National Information Services, Inc.,
1.65%, 3/1/28	111,000	105,348
5.10%, 7/15/32	216,000	216,250
Fiserv, Inc.,
4.20%, 10/1/28	110,000	108,837
Intel Corp.,
5.05%, 8/5/62	99,000	81,577
5.20%, 2/10/33	82,000	83,075
KLA Corp.,
5.25%, 7/15/62	210,000	192,419
Oracle Corp.,
2.95%, 4/1/30	82,000	75,157
QUALCOMM, Inc.,
6.00%, 5/20/53	73,000	74,689
		1,087,240
Utilities (3.5%)
American Electric Power Co., Inc.,
5.63%, 3/1/33	250,000	258,643
Consolidated Edison Co. of New York, Inc.,
3.70%, 11/15/59	191,000	131,439
Dominion Energy South Carolina, Inc.,
6.25%, 10/15/53	70,000	73,825
	Face Amount	Value

Duke Energy Carolinas LLC,
5.40%, 1/15/54	$80,000	$75,383
Duke Energy Indiana LLC,
5.40%, 4/1/53	82,000	76,303
Exelon Corp.,
5.15%, 3/15/29	84,000	85,581
National Rural Utilities Cooperative Finance Corp.,
4.75%, 2/7/28	158,000	159,200
Pacific Gas & Electric Co.,
2.50%, 2/1/31	221,000	198,846
Southern Co.,
4.85%, 6/15/28	133,000	134,103
		1,193,323
		10,351,901
U.S. Agency Securities (1.8%)
Federal Home Loan Bank, 4.00%, 3/10/27	160,000	160,342
Federal National Mortgage Association,
0.75%, 10/8/27	216,000	206,707
0.88%, 8/5/30	274,000	240,854
		607,903
U.S. Treasury Securities (66.7%)
U.S. Treasury Bond,
1.38%, 8/15/50	1,337,000	646,147
2.75%, 8/15/47	1,851,000	1,297,291
3.00%, 2/15/49	1,466,000	1,058,670
3.38%, 11/15/48	1,202,000	931,691
4.50%, 2/15/36	650,000	659,598
6.50%, 11/15/26	102,000	103,484
6.63%, 2/15/27	331,000	338,415
U.S. Treasury Notes,
0.50%, 4/30/27	2,685,000	2,599,670
1.13%, 2/15/31	911,000	797,516
1.25%, 4/30/28	2,140,000	2,032,498
1.63%, 10/31/26	572,000	566,073
3.75%, 12/31/28	1,609,000	1,602,683
4.00%, 1/31/29 - 2/15/34	5,774,000	5,736,290
4.25%, 6/30/31	1,594,000	1,608,881
4.38%, 5/15/34	1,529,000	1,538,855
4.63%, 9/30/30	1,127,000	1,155,241
		22,673,003
Total Fixed Income Securities (Cost $33,840,874)		33,632,807

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Portfolio of Investments (cont'd)
E*TRADE No Fee U.S. Bond Index Fund

	Shares	Value
Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 3.57% (See Note E) (Cost $29,512)	29,512	$29,512
Total Investments (99.1%) (Cost $33,870,386) including $111,021 of Securities Loaned (b)		33,662,319
Other Assets in Excess of Liabilities (0.9%)		313,561
Net Assets (100.0%)		$33,975,880

(a)	All or a portion of this security was on loan at April 30, 2026.
(b)
At April 30, 2026, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is approximately
$95,150 and the aggregate gross unrealized depreciation is
approximately $303,217, resulting in net unrealized
depreciation of approximately $208,067.

MTN	Medium Term Note.

Portfolio Composition
Classification	Percentage of Total Investments
U.S. Treasury Securities	67.4%
Corporate Bonds	30.7
Other*	1.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026 (unaudited)
Statements of Assets and Liabilities

	E*TRADE No Fee Large Cap Index Fund	E*TRADE No Fee Total Market Index Fund	E*TRADE No Fee International Index Fund
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$100,105,262	$73,650,327	$49,252,898
Investments in Securities of Affiliated Issuers, at Cost	1,158,952	836,139	438,922
Total Investments in Securities, at Cost	101,264,214	74,486,466	49,691,820
Investments in Securities of Unaffiliated Issuers, at Value(1)	112,009,536	84,148,609	56,816,808
Investments in Securities of Affiliated Issuers, at Value	1,231,847	890,405	438,922
Total Investments in Securities, at Value	113,241,383	85,039,014	57,255,730
Foreign Currency, at Value (Cost of $—, $— and $146,187, respectively)	—	—	147,084
Cash	—	6	7
Dividends Receivable	40,971	30,599	196,136
Receivable for Fund Shares Sold	89,404	91,238	15,303
Tax Reclaim Receivable	—	—	26,289
Receivable from Affiliate	3,060	2,045	1,167
Receivable for Investments Sold	—	—	1,141
Receivable from Securities Lending Income	14	124	981
Other Assets	277	212	149
Total Assets	113,375,109	85,163,238	57,643,987
Liabilities:
Payable for Investments Purchased	677,390	317,928	96,701
Collateral on Securities Loaned, at Value	52,109	227,919	221,950
Payable for Fund Shares Redeemed	53,155	97,585	119,560
Deferred Capital Gain Country Tax	508	—	—
Other Liabilities	277	211	151
Total Liabilities	783,439	643,643	438,362
Net Assets	$112,591,670	$84,519,595	$57,205,625
Net Assets Consist of:
Paid-in-Capital	$101,005,844	$74,293,594	$49,805,834
Total Distributable Earnings	11,585,826	10,226,001	7,399,791
Net Assets	$112,591,670	$84,519,595	$57,205,625
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited number of shares authorized)	8,326,941	6,230,854	4,255,956
Net Asset Value, Offering and Redemption Price Per Share	$13.52	$13.56	$13.44
(1) Including:
Securities on Loan, at Value:	$79,796	$301,396	$2,019,192

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026 (unaudited)
Statements of Assets and Liabilities (cont'd)

	E*TRADE No Fee Municipal Bond Index Fund	E*TRADE No Fee U.S. Bond Index Fund
Assets:
Investments in Securities of Unaffiliated Issuers, at Cost	$29,538,005	$33,840,874
Investments in Securities of Affiliated Issuers, at Cost	—	29,512
Total Investments in Securities, at Cost	29,538,005	33,870,386
Investments in Securities of Unaffiliated Issuers, at Value(1)	30,107,673	33,632,807
Investments in Securities of Affiliated Issuers, at Value	—	29,512
Total Investments in Securities, at Value	30,107,673	33,662,319
Interest Receivable	352,403	311,181
Receivable for Fund Shares Sold	3,833	13,873
Receivable from Affiliate	—	298
Receivable from Securities Lending Income	—	29
Other Assets	93	98
Total Assets	30,464,002	33,987,798
Liabilities:
Payable for Fund Shares Redeemed	10,331	11,821
Other Liabilities	94	97
Total Liabilities	10,425	11,918
Net Assets	$30,453,577	$33,975,880
Net Assets Consist of:
Paid-in-Capital	$30,052,764	$34,158,962
Total Distributable Earnings (Accumulated Loss)	400,813	(183,082)
Net Assets	$30,453,577	$33,975,880
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited number of shares authorized)	2,928,492	3,356,234
Net Asset Value, Offering and Redemption Price Per Share	$10.40	$10.12
(1) Including:
Securities on Loan, at Value:	$—	$111,021
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026 (unaudited)
Statements of Operations

	E*TRADE No Fee Large Cap Index Fund	E*TRADE No Fee Total Market Index Fund	E*TRADE No Fee International Index Fund
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of Foreign Taxes Withheld of $—, $57 and $77,883, respectively)	$496,491	$381,544	$653,748
Dividends from Securities of Affiliated Issuers (Note E)	7,596	5,557	8,327
Income from Securities Loaned — Net	286	668	3,263
Total Investment Income	504,373	387,769	665,338
Realized Loss:
Investments Sold (Net of Capital Gain Country Tax $218, $— and $—, respectively)	(466,555)	(458,394)	(358,557)
Foreign Currency Transaction	—	—	(5,263)
Net Realized Loss	(466,555)	(458,394)	(363,820)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $247, $— and $—, respectively)	5,850,099	4,816,652	4,247,940
Investments in Affiliates	45,241	29,489	—
Foreign Currency Translation	—	—	6,540
Net Change in Unrealized Appreciation (Depreciation)	5,895,340	4,846,141	4,254,480
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	5,428,785	4,387,747	3,890,660
Net Increase in Net Assets Resulting from Operations	$5,933,158	$4,775,516	$4,555,998

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026 (unaudited)
Statements of Operations (cont'd)

	E*TRADE No Fee Municipal Bond Index Fund	E*TRADE No Fee U.S. Bond Index Fund
Investment Income:
Interest from Securities of Unaffiliated Issuers	$469,549	$615,444
Dividends from Securities of Affiliated Issuers (Note E)	—	3,278
Income from Securities Loaned — Net	—	96
Total Investment Income	469,549	618,818
Realized Gain:
Investments Sold	85	24,680
Change in Unrealized Appreciation (Depreciation):
Investments	(186,026)	(598,766)
Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	(185,941)	(574,086)
Net Increase in Net Assets Resulting from Operations	$283,608	$44,732
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets

	E*TRADE No Fee Large Cap Index Fund		E*TRADE No Fee Total Market Index Fund
	Six Months Ended April 30, 2026 (unaudited)	Period from April 11, 2025(2) to October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Period from April 11, 2025(2) to October 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Investment Income	$504,373	$192,903	$387,769	$180,198
Net Realized Loss	(466,555)	(279,379)	(458,394)	(119,568)
Net Change in Unrealized Appreciation (Depreciation)	5,895,340	6,081,540	4,846,141	5,706,407
Net Increase in Net Assets Resulting from Operations	5,933,158	5,995,064	4,775,516	5,767,037
Dividends and Distributions to Shareholders	(342,396)	—	(316,552)	—
Capital Share Transactions:(1)
Subscribed	58,307,640	63,537,748	41,107,716	46,079,216
Distributions Reinvested	342,396	—	316,552	—
Redeemed	(13,544,681)	(7,637,259)	(8,272,899)	(4,936,991)
Net Increase in Net Assets Resulting from Capital Share Transactions	45,105,355	55,900,489	33,151,369	41,142,225
Total Increase in Net Assets	50,696,117	61,895,553	37,610,333	46,909,262
Net Assets:
Beginning of Period	61,895,553	—	46,909,262	—
End of Period	$112,591,670	$61,895,553	$84,519,595	$46,909,262
(1) Capital Share Transactions:
Shares Subscribed	4,549,355	5,440,905	3,199,250	4,054,075
Shares Issued on Distributions Reinvested	26,770	—	24,731	—
Shares Redeemed	(1,061,955)	(628,134)	(645,757)	(401,445)
Net Increase in Share Outstanding	3,514,170	4,812,771	2,578,224	3,652,630

(2)	Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets (cont'd)

	E*TRADE No Fee International Index Fund		E*TRADE No Fee Municipal Bond Index Fund
	Six Months Ended April 30, 2026 (unaudited)	Period from April 11, 2025(2) to October 31, 2025	Six Months Ended April 30, 2026 (unaudited)	Period from April 11, 2025(2) to October 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Investment Income	$665,338	$329,686	$469,549	$313,845
Net Realized Gain (Loss)	(363,820)	(42,210)	85	10,813
Net Change in Unrealized Appreciation (Depreciation)	4,254,480	3,312,793	(186,026)	755,694
Net Increase in Net Assets Resulting from Operations	4,555,998	3,600,269	283,608	1,080,352
Dividends and Distributions to Shareholders	(756,476)	—	(582,798)	(380,349)
Capital Share Transactions:(1)
Subscribed	24,033,809	33,411,934	12,311,525	21,997,577
Distributions Reinvested	756,476	—	582,798	380,349
Redeemed	(5,593,432)	(2,802,953)	(3,667,897)	(1,551,588)
Net Increase in Net Assets Resulting from Capital Share Transactions	19,196,853	30,608,981	9,226,426	20,826,338
Total Increase in Net Assets	22,996,375	34,209,250	8,927,236	21,526,341
Net Assets:
Beginning of Period	34,209,250	—	21,526,341	—
End of Period	$57,205,625	$34,209,250	$30,453,577	$21,526,341
(1) Capital Share Transactions:
Shares Subscribed	1,848,980	3,018,433	1,169,877	2,166,434
Shares Issued on Distributions Reinvested	60,712	—	55,631	36,921
Shares Redeemed	(430,928)	(241,241)	(349,407)	(150,964)
Net Increase in Share Outstanding	1,478,764	2,777,192	876,101	2,052,391

(2)	Commencement of Operations.
The accompanying notes are an integral part of the financial statements.

2026  Semi-Annual Report

April 30, 2026
Statements of Changes in Net Assets (cont'd)

	E*TRADE No Fee U.S. Bond Index Fund
	Six Months Ended April 30, 2026 (unaudited)	Period from April 11, 2025(2) to October 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Investment Income	$618,818	$370,515
Net Realized Gain	24,680	19,802
Net Change in Unrealized Appreciation (Depreciation)	(598,766)	390,699
Net Increase in Net Assets Resulting from Operations	44,732	781,016
Dividends and Distributions to Shareholders	(638,089)	(370,741)
Capital Share Transactions:(1)
Subscribed	18,948,173	21,794,566
Distributions Reinvested	638,089	370,741
Redeemed	(5,600,273)	(1,992,334)
Net Increase in Net Assets Resulting from Capital Share Transactions	13,985,989	20,172,973
Total Increase in Net Assets	13,392,632	20,583,248
Net Assets:
Beginning of Period	20,583,248	—
End of Period	$33,975,880	$20,583,248
(1) Capital Share Transactions:
Shares Subscribed	1,843,585	2,154,074
Shares Issued on Distributions Reinvested	62,334	36,273
Shares Redeemed	(545,792)	(194,240)
Net Increase in Share Outstanding	1,360,127	1,996,107

(2)	Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights
E*TRADE No Fee Large Cap Index Fund
	Six Months Ended April 30, 2026 (unaudited)	Period from April 11, 2025(1) to October 31, 2025
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$12.86	$10.00
Income from Investment Operations:
Investment Income(2)	0.07	0.08
Net Realized and Unrealized Gain	0.65	2.78
Total from Investment Operations	0.72	2.86
Distributions from and/or in Excess of:
Investment Income	(0.06)	—
Net Realized Gain	(0.00)(3)	—
Total Distributions	(0.06)	—
Net Asset Value, End of Period	$13.52	$12.86
Total Return	5.62%(4)(5)	28.60%(4)(5)
Ratios To Average Net Assets And Supplemental Data:
Net Assets, End of Period (Thousands)	$112,592	$61,896
Ratio of Investment Income	1.17%(6)	1.14%(6)
Portfolio Turnover Rate	4%(5)	8%(5)

(1)	Commencement of operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)	Annualized.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights
E*TRADE No Fee Total Market Index Fund
	Six Months Ended April 30, 2026 (unaudited)	Period from April 11, 2025(1) to October 31, 2025
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$12.84	$10.00
Income from Investment Operations:
Investment Income(2)	0.08	0.08
Net Realized and Unrealized Gain	0.72	2.76
Total from Investment Operations	0.80	2.84
Distributions from and/or in Excess of:
Investment Income	(0.07)	—
Net Realized Gain	(0.01)	—
Total Distributions	(0.08)	—
Net Asset Value, End of Period	$13.56	$12.84
Total Return	6.21%(3)(4)	28.40%(3)(4)
Ratios To Average Net Assets And Supplemental Data:
Net Assets, End of Period (Thousands)	$84,520	$46,909
Ratio of Investment Income	1.21%(5)	1.18%(5)
Portfolio Turnover Rate	3%(4)	6%(4)

(1)	Commencement of operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights
E*TRADE No Fee International Index Fund
	Six Months Ended April 30, 2026 (unaudited)	Period from April 11, 2025(1) to October 31, 2025
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$12.32	$10.00
Income from Investment Operations:
Investment Income(2)	0.19	0.17
Net Realized and Unrealized Gain	1.18	2.15
Total from Investment Operations	1.37	2.32
Distributions from and/or in Excess of:
Investment Income	(0.25)	—
Net Realized Gain	(0.00)(3)	—
Total Distributions	(0.25)	—
Net Asset Value, End of Period	$13.44	$12.32
Total Return	11.29%(4)(5)	23.20%(4)(5)
Ratios To Average Net Assets And Supplemental Data:
Net Assets, End of Period (Thousands)	$57,206	$34,209
Ratio of Investment Income	2.94%(6)	2.63%(6)
Portfolio Turnover Rate	4%(5)	6%(5)

(1)	Commencement of operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)	Annualized.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights
E*TRADE No Fee Municipal Bond Index Fund
	Six Months Ended April 30, 2026 (unaudited)	Period from April 11, 2025(1) to October 31, 2025
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$10.49	$10.00
Income (Loss) from Investment Operations:
Investment Income(2)	0.18	0.21
Net Realized and Unrealized Gain (Loss)	(0.05)	0.52
Total from Investment Operations	0.13	0.73
Distributions from and/or in Excess of:
Investment Income	(0.22)	(0.24)
Net Realized Gain	(0.00)(3)	—
Total Distributions	(0.22)	(0.24)
Net Asset Value, End of Period	$10.40	$10.49
Total Return	1.27%(4)(5)	7.40%(4)(5)
Ratios To Average Net Assets And Supplemental Data:
Net Assets, End of Period (Thousands)	$30,454	$21,526
Ratio of Investment Income	3.52%(6)	3.63%(6)
Portfolio Turnover Rate	4%(5)	7%(5)

(1)	Commencement of operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Amount is less than $0.005 per share.
(4)	Calculated based on the net asset value as of the last business day of the period.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026
Financial Highlights
E*TRADE No Fee U.S. Bond Index Fund
	Six Months Ended April 30, 2026 (unaudited)	Period from April 11, 2025(1) to October 31, 2025
Selected Per Share Data and Ratios
Net Asset Value, Beginning of Period	$10.31	$10.00
Income (Loss) from Investment Operations:
Investment Income(2)	0.22	0.25
Net Realized and Unrealized Gain (Loss)	(0.19)	0.30
Total from Investment Operations	0.03	0.55
Distributions from and/or in Excess of:
Investment Income	(0.21)	(0.24)
Net Realized Gain	(0.01)	—
Total Distributions	(0.22)	(0.24)
Net Asset Value, End of Period	$10.12	$10.31
Total Return	0.30%(3)(4)	5.52%(3)(4)
Ratios To Average Net Assets And Supplemental Data:
Net Assets, End of Period (Thousands)	$33,976	$20,583
Ratio of Investment Income	4.34%(5)	4.37%(5)
Portfolio Turnover Rate	31%(4)	13%(4)

(1)	Commencement of operations.
(2)	Per share amount is based on average shares outstanding.
(3)	Calculated based on the net asset value as of the last business day of the period.
(4)	Not annualized.
(5)	Annualized.
The accompanying notes are an integral part of the financial statements.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements
E*TRADE Trust (the “Trust”) is an open-end, management investment company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 13, 2024 (“Declaration of Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust is comprised of five separate, active, diversified portfolios (individually referred to as a “Fund”, collectively as the “Funds”).
The Trust applies investment company accounting and reporting guidance Accounting Standard Codification (“ASC”) Topic 946. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each Fund’s Statement of Assets and Liabilities through the date of the financial statements were issued.
Fund Name	Fund Objective
E*TRADE No Fee Large Cap Index Fund	Seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of stocks of large capitalization U.S. companies.
E*TRADE No Fee Total Market Index Fund	Seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of a broad range of U.S. stocks.
E*TRADE No Fee International Index Fund	Seeks to provide investment results that, before fees and expenses, if any, correspond to the total return of foreign developed stock markets.
E*TRADE No Fee Municipal Bond Index Fund	Seeks to provide investment results that, before fees and expenses, if any, are similar to the underlying index.
E*TRADE No Fee U.S. Bond Index Fund	Seeks to provide investment results that, before fees and expenses, if any, are similar to the underlying index.
A. Summary of Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Trust in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
1. Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Trust’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Funds use a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions(“spot contracts”) and foreign exchange forward contracts(“forward contracts”) are valued

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
2. Use of Estimates: The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
3. Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust's investments. The inputs are summarized in the three broad levels listed below:
•Level 1 – unadjusted quoted prices in active markets for identical investments
•Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs including each Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2026:
E*TRADE No Fee Large Cap Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs(1)	Total
Assets:
Common Stocks	$112,394,523 (2)	$—	$—	$112,394,523
Rights	—	—	5	5
Short-Term Investments
Investment Company	846,855	—	—	846,855
Total Assets	$113,241,378	$—	$5	$113,241,383

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
E*TRADE No Fee Total Market Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs(1)	Total
Assets:
Common Stocks
Aerospace & Defense	$1,890,048	$—	$—	$1,890,048
Air Freight & Logistics	257,443	—	—	257,443
Automobile Components	91,332	—	—	91,332
Automobiles	1,699,785	—	—	1,699,785
Banks	3,132,281	—	—	3,132,281
Beverages	834,067	—	—	834,067
Biotechnology	1,752,154	—	—	1,752,154
Broadline Retail	3,226,562	—	—	3,226,562
Building Products	534,959	—	—	534,959
Capital Markets	2,628,224	—	—	2,628,224
Chemicals	937,263	—	—	937,263
Commercial Services & Supplies	404,539	—	—	404,539
Communications Equipment	1,016,372	—	—	1,016,372
Construction & Engineering	481,488	—	—	481,488
Construction Materials	227,377	—	—	227,377
Consumer Finance	484,317	—	—	484,317
Consumer Staples Distribution & Retail	1,599,545	—	—	1,599,545
Containers & Packaging	169,007	—	—	169,007
Distributors	37,160	—	—	37,160
Diversified Consumer Services	83,001	—	—	83,001
Diversified REITs	45,082	—	—	45,082
Diversified Telecommunication Services	649,633	—	—	649,633
Electric Utilities	1,229,758	—	—	1,229,758
Electrical Equipment	1,198,143	—	—	1,198,143
Electronic Equipment, Instruments & Components	898,933	—	—	898,933
Energy Equipment & Services	404,171	—	—	404,171
Entertainment	1,145,025	—	—	1,145,025
Financial Services	2,470,212	—	—	2,470,212
Food Products	390,931	—	—	390,931
Gas Utilities	117,766	—	—	117,766
Ground Transportation	764,794	—	—	764,794
Health Care Equipment & Supplies	1,297,330	—	—	1,297,330
Health Care Providers & Services	1,401,579	—	—	1,401,579
Health Care REITs	315,289	—	—	315,289
Health Care Technology	42,962	—	—	42,962
Hotel & Resort REITs	49,940	—	—	49,940
Hotels, Restaurants & Leisure	1,504,143	—	—	1,504,143
Household Durables	268,262	—	—	268,262
Household Products	594,883	—	—	594,883
Independent Power & Renewable Electricity Producers	134,720	—	—	134,720
Industrial Conglomerates	264,716	—	—	264,716
Industrial REITs	214,228	—	—	214,228
Information Technology Services	796,873	—	—	796,873
Insurance	1,321,845	—	—	1,321,845
Interactive Media & Services	6,821,446	—	—	6,821,446
Leisure Products	48,682	—	—	48,682
Life Sciences Tools & Services	655,042	—	—	655,042
Machinery	1,807,059	—	—	1,807,059
Marine Transportation	23,703	—	—	23,703
Media	194,758	—	—	194,758

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
E*TRADE No Fee Total Market Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs(1)	Total
Common Stocks (cont’d)
Metals & Mining	$564,806	$—	$—	$564,806
Mortgage Real Estate Investment	111,204	—	—	111,204
Multi-Utilities	429,736	—	—	429,736
Office REITs	40,969	—	—	40,969
Oil, Gas & Consumable Fuels	2,779,068	—	—	2,779,068
Paper & Forest Products	14,398	—	—	14,398
Passenger Airlines	155,984	—	—	155,984
Personal Care Products	85,417	—	—	85,417
Pharmaceuticals	2,566,895	—	—	2,566,895
Professional Services	444,966	—	—	444,966
Real Estate Management & Development	151,729	—	—	151,729
Residential REITs	199,049	—	—	199,049
Retail REITs	279,036	—	—	279,036
Semiconductors & Semiconductor Equipment	12,723,119	—	—	12,723,119
Software	6,461,118	566	—	6,461,684
Specialized REITs	656,650	—	—	656,650
Specialty Retail	1,408,508	—	—	1,408,508
Tech Hardware, Storage & Peripherals	5,529,589	—	—	5,529,589
Textiles, Apparel & Luxury Goods	195,826	—	—	195,826
Tobacco	454,476	—	—	454,476
Trading Companies & Distributors	413,980	—	—	413,980
Water Utilities	57,936	—	—	57,936
Wireless Telecommunication Services	113,248	—	—	113,248
Total Common Stocks	84,396,539	566	—	84,397,105
Rights	—	—	33	33
Short-Term Investments
Investment Company	641,876	—	—	641,876
Total Assets	$85,038,415	$566	$33	$85,039,014

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
E*TRADE No Fee International Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$71,647	$1,522,618	$—	$1,594,265
Air Freight & Logistics	—	266,899	—	266,899
Automobile Components	36,531	325,593	—	362,124
Automobiles	—	1,061,532	—	1,061,532
Banks	1,832,323	7,330,077	—	9,162,400
Beverages	44,921	480,605	—	525,526
Biotechnology	107,096	179,810	—	286,906
Broadline Retail	151,036	420,670	—	571,706
Building Products	—	399,626	—	399,626
Capital Markets	301,492	1,417,978	—	1,719,470
Chemicals	82,092	1,113,239	—	1,195,331
Commercial Services & Supplies	162,484	187,551	—	350,035

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
E*TRADE No Fee International Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks (cont’d)
Communications Equipment	$—	$227,041	$—	$227,041
Construction & Engineering	99,471	547,934	—	647,405
Construction Materials	—	259,668	—	259,668
Consumer Finance	—	4,471	—	4,471
Consumer Staples Distribution & Retail	214,318	578,182	—	792,500
Containers & Packaging	20,397	—	—	20,397
Distributors	—	11,985	—	11,985
Diversified Consumer Services	—	19,892	—	19,892
Diversified REITs	—	126,044	—	126,044
Diversified Telecommunication Services	107,155	986,856	—	1,094,011
Electric Utilities	126,007	1,031,447	—	1,157,454
Electrical Equipment	—	1,748,661	—	1,748,661
Electronic Equipment, Instruments & Components	106,745	690,383	—	797,128
Energy Equipment & Services	—	21,770	—	21,770
Entertainment	—	262,594	—	262,594
Financial Services	—	631,471	—	631,471
Food Products	22,134	1,081,338	—	1,103,472
Gas Utilities	29,346	162,691	—	192,037
Ground Transportation	364,499	219,641	—	584,140
Health Care Equipment & Supplies	—	662,240	—	662,240
Health Care Providers & Services	—	133,239	—	133,239
Health Care Technology	—	31,120	—	31,120
Hotels, Restaurants & Leisure	58,019	422,805	—	480,824
Household Durables	—	472,355	—	472,355
Household Products	—	188,806	—	188,806
Independent Power & Renewable Electricity Producers	—	209,664	—	209,664
Industrial Conglomerates	—	1,005,987	—	1,005,987
Industrial REITs	—	198,333	—	198,333
Information Technology Services	370,036	279,410	—	649,446
Insurance	545,009	2,704,111	—	3,249,120
Interactive Media & Services	—	84,874	—	84,874
Leisure Products	—	61,893	—	61,893
Life Sciences Tools & Services	17,158	131,871	—	149,029
Machinery	5,708	1,729,634	—	1,735,342
Marine Transportation	—	175,388	—	175,388
Media	—	119,876	—	119,876
Metals & Mining	926,508	1,747,209	—	2,673,717
Multi-Utilities	6,176	507,721	—	513,897
Office REITs	—	56,354	—	56,354
Oil, Gas & Consumable Fuels	1,244,709	2,023,940	—	3,268,649
Paper & Forest Products	—	83,225	—	83,225
Passenger Airlines	—	174,310	—	174,310
Personal Care Products	—	588,495	—	588,495
Pharmaceuticals	—	3,819,732	—	3,819,732
Professional Services	25,446	547,796	—	573,242
Real Estate Management & Development	9,915	583,583	—	593,498
Retail REITs	8,409	94,278	—	102,687
Semiconductors & Semiconductor Equipment	166,465	2,733,189	—	2,899,654
Software	223,048	539,027	—	762,075
Specialty Retail	—	442,695	—	442,695
Tech Hardware, Storage & Peripherals	—	129,495	—	129,495
Textiles, Apparel & Luxury Goods	26,065	903,861	—	929,926
Tobacco	—	437,057	—	437,057
Trading Companies & Distributors	61,861	1,065,524	—	1,127,385

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
E*TRADE No Fee International Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Common Stocks (cont’d)
Transportation Infrastructure	$—	$155,883	$—	$155,883
Water Utilities	—	55,506	—	55,506
Wireless Telecommunication Services	27,849	595,606	—	623,455
Total Common Stocks	7,602,075	49,214,359	—	56,816,434
Rights	—	374	—	374
Short-Term Investments
Investment Company	438,922	—	—	438,922
Total Assets	$8,040,997	$49,214,733	$—	$57,255,730

E*TRADE No Fee Municipal Bond Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Municipal Bonds	$—	$29,795,146	$—	$29,795,146
Short-Term Investment
Investment Company	312,527	—	—	312,527
Total Assets	$312,527	$29,795,146	$—	$30,107,673

E*TRADE No Fee U.S. Bond Index
Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Corporate Bonds	$—	$10,351,901	$—	$10,351,901
U.S. Agency Securities	—	607,903	—	607,903
U.S. Treasury Securities	—	22,673,003	—	22,673,003
Total Fixed Income Securities	—	33,632,807	—	33,632,807
Short-Term Investment
Investment Company	29,512	—	—	29,512
Total Assets	$29,512	$33,632,807	$—	$33,662,319
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
4. Foreign Currency Translation and Foreign Investments: The books and records of certain Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:
–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;
–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.
Although the net assets of certain Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Funds do

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.
Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
5. Securities Lending: Certain Funds may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company (“State Street”), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.
Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as “Income from Securities Loaned — Net” in the Funds’ Statements of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.
A Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2026:
Gross Amount Not Offset in the Statements of Assets and Liabilities
Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (not less than $0)
E*TRADE No Fee Large Cap Index Fund	$79,796 (a)	$—	$(76,576)(b)(c)	$3,220
E*TRADE No Fee Total Market Index Fund	301,396 (a)	—	(296,550)(b)(d)	4,846
E*TRADE No Fee International Index Fund	2,019,192 (a)	—	(2,019,192)(e)(f)	0
E*TRADE No Fee U.S. Bond Index Fund	111,021 (a)	—	(111,021)(f)(g)	0

(a)	Represents market value of loaned securities at period end.
(b)	The Fund did not maintain 100% collateral coverage at April 30, 2026. This was corrected on the next business day.
(c)
The Fund received cash collateral of $52,109, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the
Portfolio of Investments. In addition, the Fund received non-cash collateral of $24,467 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d)
The Fund received cash collateral of $227,919, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the
Portfolio of Investments. In addition, the Fund received non-cash collateral of $68,631 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(e)
The Fund received cash collateral of $221,950, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Fund as reported in the
Portfolio of Investments. In addition, the Fund received non-cash collateral of $1,879,318 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
(f)	The actual collateral received is greater than the amount shown here due to overcollateralization.
(g)	The Fund received non-cash collateral of $113,025 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.
FASB ASC 860, “Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”, is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.
The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of April 30, 2026:
Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 Days	Total
E*TRADE No Fee Large Cap Index Fund
Securities Lending Transactions
Common Stocks	$52,109	$—	$—	$—	$52,109
Total Borrowings	$52,109	$—	$—	$—	$52,109
Gross amount of recognized liabilities for securities lending transactions					$52,109
E*TRADE No Fee Total Market Index Fund
Securities Lending Transactions
Common Stocks	227,919	—	—	—	227,919
Total Borrowings	$227,919	$—	$—	$—	$227,919
Gross amount of recognized liabilities for securities lending transactions					$227,919
E*TRADE No Fee International Index Fund
Securities Lending Transactions
Common Stocks	221,950	—	—	—	221,950
Total Borrowings	$221,950	$—	$—	$—	$221,950
Gross amount of recognized liabilities for securities lending transactions					$221,950
6. Indemnifications: The Trust enters into contracts that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.
7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually for E*Trade No Fee Large Cap Index Fund, E*Trade No Fee Total Market Index Fund, and E*Trade No Fee International Index Fund and declared and paid monthly for E*Trade No Fee Municipal Bond Index Fund and E*Trade No Fee U.S. Bond Index Fund. Net realized capital gains, if any, are distributed at least annually.
8. Security Transactions and Income: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as a Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities.
9. Segment Reporting: Each Fund operates as a single reportable segment, an investment company whose investment objective is included at the beginning of the Notes to the Financial Statements. The Funds’ President acts as the Company’s Chief Operating Decision Maker (“CODM”), who is responsible for assessing the performance of each Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in each Fund’s Financial Statements.
B. Fees and Other Transactions with Affiliates: The Adviser provides investment advice and portfolio management services pursuant to a Management Agreement (the “Agreement”) and, subject to the supervision of the Trust’s Board of Trustees, makes or oversees the Funds' day-to-day investment decisions, arranges for the execution of portfolio transactions and generally

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
manages the Funds' investments. The Agreement was approved for an initial two-year period on March 13, 2025 and continues for successive one year periods, only if each renewal is specifically approved by the Trustees in accordance with the Act.
The Trustees of the Trust have approved a unitary management fee structure for each Fund. Under the unitary fee structure, the Adviser will not receive a management fee from the Fund and will pay all expenses of the Fund (including expenses of the Trust relating to the Fund), except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of each Fund’s business.
The Adviser also provides administrative services to the Trust pursuant to an Administration Agreement. The Funds do not pay a fee to the Adviser for its services under the Administration Agreement. The Adviser may compensate other service providers for performing shareholder servicing and administrative services.
Morgan Stanley Distribution, Inc. (the “Distributor”) acts as the exclusive principal underwriter with respect to the continuous offering of each Fund's shares pursuant to the Distribution Agreement. The Distributor receives no compensation from the Funds for distributing shares of the Funds.
C. Sub-Administration and Custodian Services: Under an agreement between the Adviser and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Trust. For such services, the Adviser pays State Street a fee from its own profits. The Adviser supervises and monitors the administrative and accounting services provided by State Street. State Street's services are also subject to the supervision of the Officers and Trustees of the Trust.
State Street (the “Custodian”) also serves as Custodian for the Trust in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Trust as required by the Act.
D. Dividend Disbursing and Transfer Agent: The Trust's dividend disbursing and transfer agent is SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”).
E. Security Transactions and Transactions with Affiliates: For the six months ended April 30, 2026, the Funds had purchase and sale transactions of investments as listed in the table below (excluding short-term investments).
	Purchases		Sales
Fund	Government	Non-Government	Government	Non-Government
E*TRADE No Fee Large Cap Index Fund	$ —	$49,245,571	$ —	$3,260,371
E*TRADE No Fee Total Market Index Fund	—	35,402,329	—	2,007,154
E*TRADE No Fee International Index Fund	—	20,806,675	—	1,769,047
E*TRADE No Fee Municipal Bond Index Fund	—	9,817,284	—	939,886
E*TRADE No Fee U.S. Bond Index Fund	16,336,005	5,671,848	7,813,786	895,924

Certain Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security.
For the six months ended April 30, 2026, the Funds did not engage in any cross-trade transactions.
Each Trustee receives an annual retainer fee for serving as a Trustee of the Morgan Stanley Funds. The aggregate compensation paid to each Trustee is allocated on a pro rata basis among each of the operational funds of the Morgan Stanley Funds based on the relative net assets of each of the funds. The fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Adviser pays these expenses from the Management Fees it receives from the funds.
The Trust has a Deferred Compensation Plan (the “DC Plan”), which allows each Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
in the form of equal annual installments over a period of five years. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Trust.
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Funds under the 1940 Act, including companies for which the Funds’ holding represented 5% or more of the company’s voting securities, and a series of the E*Trade Trust in which the Funds invested for cash management purposes during the period. Certain Funds invest in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser:

E*TRADE No Fee Large Cap Index Fund	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Dividend Income	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value April 30, 2026
Liquidity Fund	$365,754	$25,263,897	$24,782,796	$7,596	$—	$—	$846,855
Morgan Stanley	208,936	130,815	—	—	—	45,241	384,992
Total	$574,690	$25,394,712	$24,782,796	$7,596	$—	$45,241	$1,231,847

E*TRADE No Fee Total Market Index Fund
Liquidity Fund	$176,381	$14,936,785	$14,471,290	$5,557	$—	$—	$641,876
Morgan Stanley	128,248	90,792	—	—	—	29,489	248,529
Total	$304,629	$15,027,577	$14,471,290	$5,557	$—	$29,489	$890,405

E*TRADE No Fee International Index Fund
Liquidity Fund	$472,985	$9,735,179	$9,769,242	$8,327	$—	$—	$438,922

E*TRADE No Fee U.S. Bond Index Fund
Liquidity Fund	$70,449	$12,881,040	$12,921,977	$3,278	$—	$—	$29,512
F. Federal Income Taxes: It is each Fund’s intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
Each Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.
FASB ASC 740-10, “Income Taxes — Overall”, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, a Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other Expenses” in the Statement of Operations. Each Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended October 31, 2025 remains subject to examination by taxing authorities.

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2025 was as follows:
	2025 Distributions Paid From:
	Ordinary Income	Tax-Exempt Income
E*TRADE No Fee Large Cap Index Fund	$—	$—
E*TRADE No Fee Total Market Index Fund	—	—
E*TRADE No Fee International Index Fund	—	—
E*TRADE No Fee Municipal Bond Index Fund	4,261	376,088
E*TRADE No Fee U.S. Bond Index Fund	370,741	—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.
Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.
The Funds had no permanent differences causing reclassifications among the components of net assets for the year ended
October 31, 2025.
At October 31, 2025, the components of distributable earnings for the Fund on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain
E*TRADE No Fee Large Cap Index Fund	$194,845	$—	$953
E*TRADE No Fee Total Market Index Fund	198,992	—	1,752
E*TRADE No Fee International Index Fund	666,228	—	—
E*TRADE No Fee Municipal Bond Index Fund	6,849	259	—
E*TRADE No Fee U.S. Bond Index Fund	20,195	—	—
G. Credit Facility: The Trust and other Morgan Stanley funds participated in a $500,000,000 committed, unsecured revolving line of credit facility (the “Facility”) with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six month ended April 30, 2026, the Funds did not have any borrowings under the Facility.
H. Other: At April 30, 2026, certain Funds had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Funds. These Funds and the aggregate percentage of such owners were as follows:
Fund	Percent of Ownership
E*TRADE No Fee Large Cap Index Fund	94.0%
E*TRADE No Fee Total Market Index Fund	83.8
E*TRADE No Fee International Index Fund	76.0
E*TRADE No Fee Municipal Bond Index Fund	64.3
E*TRADE No Fee U.S. Bond Index Fund	68.8
I. Principal Risks:
Correlation to Index Risk. The Funds' performance may not match or correlate to that of the Index and the Funds' average duration may not match or correlate to the average duration of the Index. This may occur because of, among other things, transaction costs, the Funds' holding of cash, differences in accrual of interest, changes to the Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, lack of correlation between the Funds' investments and each Fund's respective Index and imperfect correlation between the Funds' average duration and the average duration of each Fund's respective

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
Index, rounding of share prices, changes to the composition of each Fund's respective Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to this risk. Unlike the Funds, the returns of the Indexes are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments and, accordingly, may cause each Fund’s performance to be less than expected, or cause each Fund's duration to differ from the average duration of its respective Index. This risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. A Fund may be required to deviate its investments as compared to that of its Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.
Tracking Error. Tracking error risk refers to the risk that each Fund’s performance may not match or correlate to that of the Index it attempts to track, either on a daily or aggregate basis. Tracking error may occur because of transaction costs, the Funds' holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Factors such as Fund expenses, imperfect correlation between each Fund’s investments and its respective Index, rounding of share prices, changes to the composition of the Index, regulatory policies, limitations on Fund investments imposed by Fund diversification and/or concentration policies, high portfolio turnover rate and the use of leverage all contribute to tracking error. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may cause the Funds' performance to be less than expected. Tracking error risk may be heightened during times of market volatility, unusual market conditions or other abnormal circumstances. A Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with applicable laws and regulations or because of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates. If a Fund uses a sampling method of indexing, it may have a larger tracking error than if it used a replication method of indexing.
Index Related Risk. A Fund’s return may not track the return of its respective Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund may incur operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.
In addition, a Fund’s return may differ from the return of its respective Index because of, among other things, pricing differences and the inability to purchase certain securities included in the Index due to regulatory or other restrictions. In addition, if a Fund uses a representative sampling approach (which is likely in connection with a Fund’s initial launch), the Fund may not be as well correlated with the return of its respective Index as when the Fund purchases all of the securities in the Index in the proportions in which they are represented in the Index. Errors in the construction or calculation of the Index may occur from time to time. Any such errors may not be identified and corrected by the index provider for some period of time, which may have an adverse impact on the Fund and its shareholders. The risk that a Fund may not track the performance of its respective Index may be heightened during times of increased market volatility or other unusual market conditions.
Securities Lending. Each Fund may lend its portfolio securities to broker-dealers and other institutional borrowers. During the existence of a loan, the Fund will continue to receive the equivalent of the interest paid by the issuer on the securities loaned, or all or a portion of the interest on investment of the collateral, if any. The Fund may pay lending fees to such borrowers. Loans will only be made to firms that have been approved by the Adviser, and the Adviser or the securities lending agent will periodically monitor the financial condition of such firms while such loans are outstanding. Securities loans will only be made when the Adviser believes that the expected returns, net of expenses, justify the attendant risks. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. Each Fund may engage in securities lending to generate income. Upon return of the loaned securities, the Fund would be required to return the related collateral to the borrower and may be required to liquidate portfolio securities in order to do so.
Market and Geopolitical Risk. The value of an investment in each Fund is based on the values of the Fund’s investments, which change due to economic, geopolitical and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of a Fund’s investments, which may in turn impact a Fund’s ability to sell securities and/or its ability to meet redemp

2026 Semi-Annual Report

April 30, 2026 (unaudited)
Notes to Financial Statements (cont'd)
tions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions and the threat or actual imposition of tariffs, trade barriers and other protectionist or retaliatory measures) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of a Fund’s investments, adversely affect and increase the volatility of a Fund’s share price and exacerbate preexisting risks to a Fund. The frequency and magnitude of resulting changes in the value of a Fund’s investments cannot be predicted.
Non-Diversification Risk. (E*TRADE No Fee Large Cap Index Fund, E*TRADE No Fee Total Market Index Fund and E*TRADE No Fee International Index Fund) To the extent a Fund becomes “non-diversified” for periods of time solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index, a Fund may invest a greater percentage of its assets in a single issuer or a smaller number of issuers than a diversified fund. As a result, a Fund may be more susceptible to adverse developments affecting one or more issuers, and the value of Fund shares may be more volatile.

Morgan Stanley Investment Management Inc.
1585 Broadway
New York, New York 10036
© 2026 Morgan Stanley. Morgan Stanley Distribution, Inc.
E*Trade-NCSR 04.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Principal Financial Officer’s Section 302 certification.
(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E*TRADE Trust

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 18, 2026

By:	/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

Date:	June 18, 2026